Schedule of Investments (unaudited) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 6.1%

Cayman Islands — 1.6%(a)(b)
Allegro CLO VI Ltd., Series 2017-2A, Class C, (LIBOR USD 3 Month + 1.80%), 4.39%, 01/17/31	USD	1,600	$1,533,396
ALM VI Ltd., Series 2012-6A, Class CR3, (LIBOR USD 3 Month + 2.70%), 5.30%, 07/15/26		1,000	986,413
ALM VIII Ltd., Series 2013-8A, Class A1R, (LIBOR USD 3 Month + 1.49%), 4.09%, 10/15/28		2,750	2,751,560
AMMC CLO XII Ltd., Series 2013-12A, Class CR, (LIBOR USD 3 Month + 1.90%), 4.60%, 11/10/30		1,500	1,439,911
Anchorage Capital CLO 1-R Ltd., Series 2018- 1RA, Class C, (LIBOR USD 3 Month + 1.80%), 4.40%, 04/13/31		1,300	1,244,064
Apidos CLO XV:
Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 3.60%, 04/20/31		1,000	985,337
Series 2013-15A, Class CRR, (LIBOR USD 3 Month + 1.85%), 4.44%, 04/20/31		1,000	963,017
Apidos CLO XX, Series 2015-20A, Class CR, (LIBOR USD 3 Month + 2.95%), 5.55%, 07/16/31		1,000	970,370
Ares XLIX CLO Ltd., Series 2018-49A, Class B, (LIBOR USD 3 Month + 1.65%), 4.24%, 07/22/30		1,000	991,363
Ares XLV CLO Ltd., Series 2017-45A, Class D, (LIBOR USD 3 Month + 3.05%), 5.65%, 10/15/30		300	292,130
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (LIBOR USD 3 Month + 1.80%), 4.48%, 05/15/30		500	483,047
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.76%, 10/24/31		400	396,480
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class D, (LIBOR USD 3 Month + 3.25%), 5.84%, 10/17/30		1,105	1,091,014
CIFC Funding Ltd.:
Series 2013-2A, Class B1LR, (LIBOR USD 3 Month + 3.05%), 5.65%, 10/18/30		1,000	985,914
Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 3.63%, 04/24/30		1,000	989,913
Dewolf Park CLO Ltd.:
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.15%), 4.75%, 10/15/30		1,000	980,843
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.15%), 5.75%, 10/15/30		1,000	994,715
Dryden 50 Senior Loan Fund, Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 4.85%, 07/15/30		1,500	1,479,529
Elevation CLO Ltd., Series 2017-7A, Class C, (LIBOR USD 3 Month + 1.90%), 4.50%, 07/15/30		1,000	964,595
Galaxy XXVII CLO Ltd., Series 2018-27A, Class C, (LIBOR USD 3 Month + 1.80%), 4.48%, 05/16/31		1,500	1,426,677
Highbridge Loan Management Ltd., Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.73%, 02/05/31		550	543,344
HPS Loan Management Ltd., Series 11A-17, Class C, (LIBOR USD 3 Month + 2.35%), 5.08%, 05/06/30		1,575	1,563,080

Security	Par (000)		Value

Cayman Islands (continued)
Long Point Park CLO Ltd., Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 4.29%, 01/17/30	USD	1,000	957,130
Madison Park Funding XXV Ltd., Series 2017- 25A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.76%, 04/25/29		1,000	996,571
Madison Park Funding XXVII Ltd., Series 2018- 27A, Class B, (LIBOR USD 3 Month + 1.80%), 4.39%, 04/20/30		1,000	964,314
Neuberger Berman CLO XV Ltd., Series 2013- 15A, Class CR, (LIBOR USD 3 Month + 2.05%), 4.65%, 10/15/29		1,000	974,617
Neuberger Berman CLO XXI Ltd.:
Series 2016-21A, Class CR, (LIBOR USD 3 Month + 1.60%), 4.19%, 04/20/27		1,000	963,048
Series 2016-21A, Class DR, (LIBOR USD 3 Month + 2.40%), 4.99%, 04/20/27		1,000	956,813
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class C, (LIBOR USD 3 Month + 1.75%), 4.35%, 10/18/30		1,000	957,538
Oaktree CLO Ltd., Series 2014-2A, Class A2AR, (LIBOR USD 3 Month + 1.65%), 4.24%, 10/20/26		5,000	4,993,356
OCP CLO Ltd., Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 4.59%, 11/20/30		1,000	961,210
Octagon Investment Partners 32 Ltd.:
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.25%), 4.85%, 07/15/29		1,000	992,017
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.40%), 6.00%, 07/15/29		1,000	999,931
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class A1AR, (LIBOR USD 3 Month + 1.17%), 3.77%, 07/15/29		550	547,336
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 2.75%), 5.34%, 01/22/30		1,000	959,480
OHA Credit Partners XIV Ltd., Series 2017-14A, Class C, (LIBOR USD 3 Month + 1.80%), 4.39%, 01/21/30		2,000	1,923,723
OZLM XX Ltd., Series 2018-20A, Class B, (LIBOR USD 3 Month + 1.95%), 4.54%, 04/20/31		1,000	967,737
Palmer Square CLO Ltd., Series 2013-2A, Class AARR, (LIBOR USD 3 Month + 1.20%), 3.79%, 10/17/31		500	497,291
Regatta Funding LP, Series 2013-2A, Class A1R2, (LIBOR USD 3 Month + 1.25%), 0.00%, 01/15/29		500	500,000
Rockford Tower CLO Ltd.:
Series 2017-3A, Class C, (LIBOR USD 3 Month + 1.80%), 4.39%, 10/20/30		1,000	949,758
Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.10%), 3.74%, 05/20/31		1,500	1,480,219
TICP CLO XII Ltd., Series 2018-12A, Class D, (LIBOR USD 3 Month + 2.80%), 5.61%, 01/15/31		1,000	971,019
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, (LIBOR USD 3 Month + 0.89%), 3.49%, 04/15/29		700	697,707
Voya CLO Ltd., Series 2014-1A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.50%, 04/18/31		700	677,005

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
York CLO 2 Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.44%, 01/22/31	USD	1,500	$1,450,636

			50,395,168

European Union — 0.1%
Avoca CLO XVIII DAC, Series 2018X, Class E, (EURIBOR 3 Month + 4.60%), 4.60%, 04/15/31(b)	EUR	3,800	3,973,860

Ireland — 2.3%
Aqueduct European CLO DAC, Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30(b)		919	929,757
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(b)		3,233	3,584,846
Aurium CLO II DAC, Series 2X, Class ER, (EURIBOR 3 Month + 5.10%), 5.10%, 10/13/29(b)		650	723,679
Avoca CLO XV DAC:
Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(b)		2,930	3,009,839
Series 15X, Class FR, (EURIBOR 3 Month + 5.84%), 5.84%, 04/15/31(b)		3,425	3,212,032
Series 15X, Class M1, 0.00%, 04/15/31(c)		5,300	4,601,836
Avoca CLO XX DAC, Series 20X, Class E, (EURIBOR 3 Month + 5.75%), 0.00%, 07/15/32(b)		1,109	1,201,450
Bilbao CLO I DAC(b):
Series 1X, Class A2A, (EURIBOR 3 Month + 1.30%), 1.30%, 07/20/31		7,100	7,798,403
Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31		2,400	2,485,181
Cadogan Square CLO X DAC, Series 10X, Class M, 0.00%, 10/25/30(c)		1,100	1,061,595
Cadogan Square CLO XI DAC, Series 11X, Class C, (EURIBOR 3 Month + 1.85%), 1.85%, 02/15/31(b)		2,230	2,408,961
CVC Cordatus Loan Fund IV Ltd., Series 4X, Class SUB, (EURIBOR 6 Month + 0.00%), 0.00%, 04/22/30(b)		12,600	9,438,445
CVC Cordatus Loan Fund VI DAC:
Series 6X, Class ER, (EURIBOR 3 Month + 4.51%), 4.51%, 04/15/32(b)		1,660	1,703,868
Series 6X, Class SUB, 0.00%, 04/15/32(c)		6,790	5,267,755
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class E, (EURIBOR 3 Month + 5.70%), 5.70%, 04/23/30(b)		1,100	1,226,968
Euro-Galaxy VII CLO DAC, Series 2019-7X, Class A1, (EURIBOR 3 Month + 1.14%), 1.14%, 04/25/32(b)(d)		4,025	4,514,440
GLGE, Series 4X, (EURIBOR 3 Month + 1.05%), 1.05%, 10/15/30(b)		5,948	6,411,505
OCP Euro CLO DAC, Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32(b)		1,000	973,670
OCP Euro DAC, Series 2017-1X, Class E, (EURIBOR 3 Month + 5.35%), 5.35%, 06/18/30(b)		800	866,247
OZLME, Series 4X, Class B1, (EURIBOR 3 Month + 1.35%), 1.35%, 10/15/31(b)		4,770	5,221,221
Voya Euro CLO I DAC(b):
Series 1X, Class A, (EURIBOR 3 Month + 0.75%), 0.75%, 10/15/30		4,180	4,637,282

Security		Par (000)	Value

Ireland (continued)
Series 1X, Class SUB, (EURIBOR 3 Month + 0.00%), 0.00%, 10/15/30	EUR	2,894	$2,749,572

			74,028,552

Netherlands — 0.8%
Avoca CLO XIV Designated Activity Co.:
Series 14X, Class ER, (EURIBOR 3 Month + 4.70%), 4.70%, 01/12/31(b)		1,970	2,077,846
Series 14X, Class FR, (EURIBOR 3 Month + 6.35%), 6.35%, 01/12/31(b)		2,200	2,158,033
Series 14X, Class SUB, 0.00%, 01/12/31(c)		1,500	1,192,011
Cairn CLO IX BV:
Series 2018-9X, Class B1, (EURIBOR 3 Month + 1.00%), 1.00%, 03/21/32(b)		4,300	4,615,718
Series 2018-9X, Class E, (EURIBOR 3 Month + 4.13%), 4.13%, 04/25/32(b)		1,760	1,767,034
Series 2018-9X, Class M2, 0.00%, 03/21/32(c)		1,900	1,962,098
Halcyon Loan Advisors European Funding, Series 2018-1X, Class B1, (EURIBOR 3 Month + 1.48%), 1.48%, 10/18/31(b)		4,200	4,669,756
OZLME III DAC:
Series 3X, Class E, (EURIBOR 3 Month + 4.80%), 4.80%, 08/24/30(b)		1,600	1,655,037
Series 3X, Class SUB, 0.00%, 08/24/30(c)		5,300	4,613,065

			24,710,598

United States — 1.3%
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(a)	USD	4,411	4,587,177
Navient Private Education Loan Trust(a):
Series 2014-CTA, Class A, (LIBOR USD 1 Month + 0.70%), 3.17%, 09/16/24(b)		121	121,065
Series 2014-CTA, Class B, (LIBOR USD 1 Month + 1.75%), 4.22%, 10/17/44(b)		1,500	1,515,162
Series 2015-AA, Class A3, (LIBOR USD 1 Month + 1.70%), 4.17%, 11/15/30(b)		4,705	4,800,664
Series 2015-AA, Class B, 3.50%, 12/15/44		1,400	1,377,587
Octagon Investment Partners 16 Ltd., Series 2016-1, Class AR, (LIBOR USD 3 Month + 1.80%), 4.40%, 04/20/31(b)		1,000	953,663
OneMain Financial Issuance Trust(a):
Series 2015-1A, Class A, 3.19%, 03/18/26		108	107,542
Series 2015-1A, Class B, 3.85%, 03/18/26		4,710	4,720,043
SLM Private Education Loan Trust(a):
Series 2011-B, Class A3, (LIBOR USD 1 Month + 2.25%), 4.72%, 06/16/42(b)		9,870	10,011,260
Series 2013-B, Class B, 3.00%, 05/16/44		5,640	5,630,768
SMB Private Education Loan Trust, Series 2015- C, Class B, 3.50%, 09/15/43(a)		9,225	9,260,479
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24(a)		653	653,276

			43,738,686

Total Asset-Backed Securities — 6.1% (Cost: $214,345,487)			196,846,864

		Shares

Common Stocks — 0.7%

Germany — 0.0%
Aroundtown SA		126,415	1,027,062

Netherlands — 0.1%
Altice Europe NV(e)		536,278	1,701,852

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

United States — 0.6%
Air Lease Corp.		30,000	$1,156,800
Ascent Resources - Marcellus LLC, Class A(d)(e)		86,655	238,301
Ascent Resources Marcellus(d)(e)		1,007,612	78,720
CBS Corp. (Non-Voting), Class B		25,000	1,281,750
Intelsat SA(e)		48,500	981,640
Kinder Morgan, Inc.		166,667	3,311,673
Lions Gate Entertainment Corp., Class A		582,490	8,498,529
Mylan NV(e)		55,000	1,484,450
Walt Disney Co. (The)		25,000	3,424,250

			20,456,113

Total Common Stocks — 0.7% (Cost: $36,515,897)			23,185,027

		Par (000)

Corporate Bonds — 76.4%

Australia — 0.2%
Mineral Resources Ltd., 8.13%, 05/01/27(a)		89	91,287
Origin Energy Finance Ltd., (EUR Swap Annual 5 Year + 3.67%), 4.00%, 09/16/74(b)	EUR	644	730,877
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28	USD	900	883,862
QBE Insurance Group Ltd., (USD Swap Semi 10 Year + 4.40%), 5.87%, 06/17/46(b)		477	488,109
Santos Finance Ltd.:
4.13%, 09/14/27		286	271,705
5.25%, 03/13/29		1,300	1,320,583
Transurban Queensland Finance Pty. Ltd., 4.50%, 04/19/28		400	401,741
Virgin Australia Pass-Through Trust, Series 2013- 1B, Class B, 6.00%, 10/23/20(a)		589	597,710

			4,785,874

Austria — 0.0%
Erste Group Bank AG, (EUR Swap Annual 5 Year + 9.02%), 8.88%(b)(f)	EUR	200	258,529

Bahrain — 0.0%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27	USD	350	371,875

Belgium — 0.7%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36(a)(g)		10,000	10,160,451
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49(g)		10,000	11,106,780
Solvay Finance SA, (EUR Swap Annual 5 Year + 3.70%), 5.42%(b)(f)	EUR	1,458	1,866,278
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD	400	397,000

			23,530,509

Brazil — 0.1%
Petrobras Global Finance BV, 4.75%, 01/14/25	EUR	2,800	3,470,230

Canada — 3.0%
1011778 BC ULC(a):
4.25%, 05/15/24	USD	288	283,680
5.00%, 10/15/25		614	609,395
Air Canada Pass-Through Trust(a):
Series 2013-1, Class B, 5.38%, 05/15/21		1,155	1,181,253
Series 2015-2, Class B, 5.00%, 12/15/23		15,333	15,777,957
Series 2017-1, Class B, 3.70%, 01/15/26		19,021	18,549,439
Bombardier, Inc.(a):
8.75%, 12/01/21		34,842	38,543,962

Security		Shares	Value

Canada (continued)
5.75%, 03/15/22	USD	77	$77,866
6.13%, 01/15/23		196	196,245
7.50%, 12/01/24		351	356,862
7.50%, 03/15/25		248	248,930
7.88%, 04/15/27		5,014	5,045,338
Cenovus Energy, Inc., 4.25%, 04/15/27		5,982	6,019,300
Enbridge, Inc., 4.00%, 10/01/23		7,709	7,983,839
Ensign Drilling, Inc., 9.25%, 04/15/24(a)		32	32,053
GFL Environmental, Inc., 8.50%, 05/01/27(a)		100	104,176
Hulk Finance Corp., 7.00%, 06/01/26(a)		87	84,825
Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)		42	42,945
Mattamy Group Corp.(a):
6.88%, 12/15/23		61	63,135
6.50%, 10/01/25		33	33,577
MEG Energy Corp., 6.50%, 01/15/25(a)		245	246,225
Mercer International, Inc.:
6.50%, 02/01/24		63	64,890
5.50%, 01/15/26		51	50,362
Norbord, Inc., 6.25%, 04/15/23(a)		67	69,680
NOVA Chemicals Corp., 4.88%, 06/01/24(a)		117	114,367
Precision Drilling Corp.:
5.25%, 11/15/24		4	3,790
7.13%, 01/15/26(a)		64	64,320
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)		155	159,263
Seven Generations Energy Ltd.(a):
6.88%, 06/30/23		15	15,375
5.38%, 09/30/25		37	35,890
Superior Plus LP, 7.00%, 07/15/26(a)		97	99,425
Tervita Escrow Corp., 7.63%, 12/01/21(a)		109	110,363
Titan Acquisition Ltd., 7.75%, 04/15/26(a)		258	237,360
Videotron Ltd., 5.13%, 04/15/27(a)		155	158,488
Xplornet Communications, Inc., 0.00%, (0.00% Cash or 10.63% PIK), 06/01/22(a)(h)		55	54,681

			96,719,256

Cayman Islands — 0.2%
Batln_16-10, 0.00%, 01/24/29(i)		3,000	3,000,000
Batln_16-10ar, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/24/29(b)		2,000	2,000,000
Pearl Holding III Ltd., 9.50%, 12/11/22		400	326,000

			5,326,000

China — 2.6%
21Vianet Group, Inc., 7.88%, 10/15/21		485	492,275
Agile Group Holdings Ltd.:
8.50%, 07/18/21		400	423,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(b)(f)		400	387,718
Anton Oilfield Services Group, 9.75%, 12/05/20		400	411,823
Baidu, Inc., 3.88%, 09/29/23		500	509,237
Baoxin Auto Finance I Ltd.:
7.90%, 02/09/20		290	292,538
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%(b)(f)		535	508,188
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		540	545,400
Bi Hai Co. Ltd., 6.25%, 03/05/22		400	408,522
Binhai Investment Co. Ltd., 4.45%, 11/30/20		200	188,113
Caiyun International Investment Ltd.:
3.13%, 07/12/19		600	596,280
5.50%, 04/08/22		1,300	1,271,400
CCTI Ltd., 3.63%, 08/08/22		1,385	1,339,579
CDBL Funding 1, 3.50%, 10/24/27		920	884,235
Central China Real Estate Ltd.:

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

China (continued)
7.33%, 01/27/20	USD	325	$326,625
6.88%, 10/23/20		600	603,000
6.50%, 03/05/21		200	200,186
CFLD Cayman Investment Ltd., 8.63%, 02/28/21		385	396,550
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21		655	669,606
Chalieco Hong Kong Corp. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.29%), 5.70%(b)(f)		841	844,595
Chang Development International Ltd., 3.63%, 01/20/20		1,500	1,485,319
China Aoyuan Group Ltd.:
7.50%, 05/10/21		900	921,013
7.95%, 09/07/21		650	672,531
7.95%, 02/19/23		255	263,287
China Cinda Finance Ltd., 4.75%, 02/21/29		675	701,050
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 4.25%, 02/27/29(b)		805	814,471
China Evergrande Group:
6.25%, 06/28/21(g)		219	208,579
9.50%, 04/11/22		465	461,696
4.25%, 02/14/23(j)	HKD	8,000	976,468
10.00%, 04/11/23	USD	600	592,500
7.50%, 06/28/23		338	309,657
8.75%, 06/28/25		255	233,644
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22		1,254	1,235,899
China Resources Land Ltd., 4.13%, 02/26/29		395	401,322
China SCE Group Holdings Ltd.:
8.75%, 01/15/21		300	310,500
7.45%, 04/17/21		800	815,000
China Singyes Solar Technologies Holdings Ltd., 0.00%, 02/15/20(e)(i)(k)		447	274,905
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		1,800	1,775,790
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 3.88%, 07/26/27(b)		635	623,141
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		3,000	3,022,500
6.88%, 04/23/21		550	559,625
5.50%, 01/23/22		900	880,875
CITIC Ltd.:
6.80%, 01/17/23		2,000	2,219,130
4.00%, 01/11/28		440	437,842
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28		635	676,370
CNAC HK Finbridge Co. Ltd.:
4.63%, 03/14/23		1,395	1,443,079
4.88%, 03/14/25		905	951,784
5.13%, 03/14/28		200	214,181
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		2,857	2,878,427
Country Garden Holdings Co. Ltd.:
7.25%, 04/04/21		311	317,285
6.50%, 04/08/24		700	717,000
Easy Tactic Ltd.:
8.88%, 09/27/21		600	631,614
9.13%, 07/28/22		450	474,750
8.63%, 02/27/24		700	707,875
European TopSoho SARL, 4.00%, 09/21/21(j)	EUR	4,600	5,296,702
Excel Capital Global Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 9.34%), 7.00%(b)(f)	USD	1,500	1,511,250
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		425	399,181
7.38%, 10/04/21		202	182,579

Security	Par (000)		Value

China (continued)
7.95%, 07/05/22	USD	350	$309,094
Fufeng Group Ltd., 5.88%, 08/28/21		677	693,925
Future Land Development Holdings Ltd.:
5.00%, 02/16/20		725	720,088
6.50%, 09/12/20		700	702,625
7.50%, 01/22/21		500	510,625
GLP China Holdings Ltd., 4.97%, 02/26/24		925	944,847
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		600	565,050
Greenland Global Investment Ltd.:
6.75%, 05/22/19		250	249,375
(LIBOR USD 3 Month + 4.85%), 7.46%, 09/26/21(b)		800	805,806
Guojing Capital BVI Ltd., 3.95%, 12/11/22		600	587,295
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20		617	613,653
Hilong Holding Ltd., 7.25%, 06/22/20		230	229,712
Huachen Energy Co. Ltd., 6.63%, 05/18/20(e)(k)		1,200	806,400
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	400	420,746
Huayi Finance I Ltd., 4.00%, 12/02/19	USD	200	197,094
Jingrui Holdings Ltd., 9.45%, 04/23/21		500	480,875
Kaisa Group Holdings Ltd., 8.50%, 06/30/22		787	722,147
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(b)(f)		400	354,030
KWG Group Holdings Ltd., 7.88%, 09/01/23		400	404,500
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(b)(f)		500	496,873
Logan Property Holdings Co. Ltd., 7.50%, 08/25/22		295	302,006
Minmetals Bounteous Finance BVI Ltd., 4.75%, 07/30/25		1,300	1,357,714
New Metro Global Ltd., 6.50%, 04/23/21		1,596	1,601,985
Nuoxi Capital Ltd., 7.45%, 10/16/22		200	201,500
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(b)(f)		1,175	1,160,748
Poly Real Estate Finance Ltd., 4.75%, 09/17/23		700	720,428
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(j)(l)		860	838,557
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		700	693,000
6.95%, 04/17/21		300	299,591
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		1,003	856,311
Rock International Investment, Inc., 6.63%, 03/27/20		943	777,504
Ronshine China Holdings Ltd.:
11.25%, 08/22/21		230	245,525
8.75%, 10/25/22		530	527,350
Scenery Journey Ltd., 11.00%, 11/06/20		600	623,250
Shandong Iron and Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		513	508,768
Shimao Property Holdings Ltd., 6.38%, 10/15/21		600	625,500
Sunac China Holdings Ltd.:
8.63%, 07/27/20		300	309,000
6.88%, 08/08/20		303	306,238
8.38%, 01/15/21		370	382,626
Tencent Holdings Ltd.:
3.98%, 04/11/29		1,300	1,309,496
4.53%, 04/11/49		250	257,370
Tewoo Group No. 5 Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.37%), 5.80%(b)(f)		250	135,796
Times China Holdings Ltd.:

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
6.25%, 01/23/20	USD	1,257	$1,259,621
6.25%, 01/17/21		705	705,000
7.63%, 02/21/22		700	719,250
5.75%, 04/26/22		200	194,667
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		986	881,785
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27		465	452,257
Vertex Capital Investment Ltd., 4.75%, 04/03/24		745	762,694
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(b)(f)		277	267,226
Xinyuan Real Estate Co. Ltd., 9.88%, 03/19/20		410	406,091
Yancoal International Resources Development Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.30%), 5.75%(b)(f)		980	984,900
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		615	611,156
Yuzhou Properties Co. Ltd.:
6.38%, 03/06/21		214	213,932
7.90%, 05/11/21		400	411,138
8.63%, 01/23/22		500	521,770
Zhenro Properties Group Ltd.:
10.50%, 06/28/20		255	263,477
12.50%, 01/02/21		600	636,837

			82,045,015

Czech Republic — 0.0%
Residomo SRO, 3.38%, 10/15/24	EUR	963	1,117,650

Denmark — 0.1%
DKT Finance ApS:
7.00%, 06/17/23		2,112	2,568,274
9.38%, 06/17/23(a)	USD	200	216,500

			2,784,774

Finland — 0.0%
Nokia OYJ:
4.38%, 06/12/27		49	49,122
6.63%, 05/15/39		128	136,320

			185,442

France — 1.8%
Altice France SA:
6.25%, 05/15/24(a)		400	410,000
7.38%, 05/01/26(a)		10,330	10,465,581
5.88%, 02/01/27	EUR	4,374	5,201,114
8.13%, 02/01/27(a)	USD	4,200	4,389,000
BNP Paribas SA(b)(f):
(EUR Swap Annual 5 Year + 5.23%), 6.12%	EUR	1,175	1,459,552
(USD Swap Semi 5 Year + 4.15%), 6.63%	USD	7,350	7,497,000
Casino Guichard Perrachon SA, (EUR Swap Annual 5 Year + 3.82%), 4.87%(b)(f)	EUR	500	370,257
CMA CGM SA, 5.25%, 01/15/25		4,170	3,897,881
Credit Agricole SA, (EUR Swap Annual 5 Year + 5.12%), 6.50%(b)(f)		450	545,098
Europcar Mobility Group:
5.75%, 06/15/22		130	148,667
4.00%, 04/30/26		100	112,598
Loxam SAS, 4.50%, 04/15/27		164	184,752
Orano SA, 3.38%, 04/23/26		7,800	8,825,466
Parts Europe SA:
(EURIBOR 3 Month + 4.38%), 4.38%, 05/01/22(b)		184	206,061
4.38%, 05/01/22		680	765,739

Security		Par (000)	Value

France (continued)
(EURIBOR 3 Month + 5.50%), 5.50%, 05/01/22(b)	EUR	652	$733,111
SMCP Group SAS, 5.88%, 05/01/23		49	55,897
TDF Infrastructure SAS, 2.50%, 04/07/26		10,100	11,795,038

			57,062,812

Germany — 2.0%
ADLER Real Estate AG:
1.88%, 04/27/23		300	339,557
2.13%, 02/06/24		3,192	3,624,573
3.00%, 04/27/26		8,800	10,180,553
Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(a)(h)	USD	210	208,425
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(b)(f)	EUR	1,600	1,838,347
Bayer US Finance II LLC(a):
4.25%, 12/15/25(g)	USD	17,100	17,333,315
4.38%, 12/15/28		10,000	10,033,812
IHO Verwaltungs GmbH, 3.75%, (3.75% Cash or 4.50% PIK), 09/15/26(h)	EUR	8,500	9,820,561
Platin 1426 GmbH, 5.38%, 06/15/23		363	405,105
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(b)		1,442	1,653,000
Schaeffler AG:
1.13%, 03/26/22		479	546,327
1.88%, 03/26/24		200	230,320
SGL Carbon SE, 4.63%, 09/30/24		163	189,757
Summit Properties Ltd., 2.00%, 01/31/25		202	214,167
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		200	233,293
thyssenkrupp AG:
1.38%, 03/03/22		240	270,557
2.88%, 02/22/24		5,234	6,064,179
Unitymedia Hessen GmbH & Co. KG, 6.25%, 01/15/29		90	112,653

			63,298,501

Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)	USD	630	642,022

Hong Kong — 0.5%
Bank of East Asia Ltd. (The)(b)(f):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.83%), 5.50%		1,062	1,067,358
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%		369	370,932
China Cinda Finance Ltd., 4.25%, 04/23/25		2,970	3,018,188
CMB Wing Lung Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/27(b)		985	965,334
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(b)(f)		280	259,280
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 2.81%(b)(f)		8,800	6,424,000
Industrial & Commercial Bank of China Asia Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 4.25%(b)(f)		1,400	1,384,873
Joy Treasure Assets Holdings, Inc., 4.50%, 03/20/29		380	383,908
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	416,778
RKPF Overseas 2019 A Ltd., 7.88%, 02/01/23		260	272,675
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22		260	269,572

			14,832,898

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

India — 0.2%
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27	USD	414	$397,339
Adani Transmission Ltd., 4.00%, 08/03/26		495	471,772
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27		549	538,193
Jubilant Pharma Ltd., 6.00%, 03/05/24		400	400,500
Oil India International Pte. Ltd., 4.00%, 04/21/27		202	197,321
ReNew Power Synthetic, 6.67%, 03/12/24		600	599,504
Rural Electrification Corp. Ltd., 4.63%, 03/22/28		600	595,371
UPL Corp. Ltd., 4.50%, 03/08/28		1,100	1,083,500
Vedanta Resources plc, 7.13%, 05/31/23		1,000	975,065
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		225	213,187

			5,471,752

Indonesia — 0.2%
Alam Synergy Pte. Ltd., 6.63%, 04/24/22		495	475,200
Bank Mandiri Persero Tbk. PT, 3.75%, 04/11/24		655	649,914
Eterna Capital Pte. Ltd., Series B, 0.00%, (0.00% Cash or 8.00% PIK), 12/11/22(h)		924	820,251
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21		300	307,125
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		500	537,565
LLPL Capital Pte. Ltd., 6.88%, 02/04/39		650	701,726
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		1,500	1,594,733
Minejesa Capital BV, 4.63%, 08/10/30		550	532,794
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/23		600	580,174

			6,199,482

Ireland — 1.2%
AerCap Ireland Capital DAC:
4.25%, 07/01/20		9,981	10,114,916
4.63%, 07/01/22		6,469	6,718,183
Allied Irish Banks plc, (EUR Swap Annual 5 Year + 7.34%), 7.38%(b)(f)	EUR	1,605	1,944,181
Ardagh Packaging Finance plc:
4.13%, 05/15/23		736	843,979
4.63%, 05/15/23(a)	USD	324	327,058
6.75%, 05/15/24	EUR	597	706,316
7.25%, 05/15/24(a)	USD	872	918,696
4.75%, 07/15/27	GBP	9,135	11,597,443
Bank of Ireland, (EUR Swap Annual 5 Year + 6.96%), 7.38%(b)(f)	EUR	3,698	4,396,537
Bank of Ireland Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(b)	GBP	100	129,090
eircom Finance DAC, 3.50%, 05/15/26	EUR	237	268,796
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	GBP	917	1,234,630

			39,199,825

Italy — 2.4%
Banca Carige SpA, 0.75%, 07/26/20	EUR	500	561,241
Banco BPM SpA, 1.75%, 04/24/23		317	354,157
Buzzi Unicem SpA, 2.13%, 04/28/23		1,235	1,435,996
Intesa Sanpaolo SpA, (EUR Swap Annual 5 Year + 7.19%), 7.75%(b)(f)		3,800	4,791,686
Leonardo US Holdings, Inc.(a):
7.38%, 07/15/39	USD	2,627	2,810,890
6.25%, 01/15/40		470	427,700
Nexi Capital SpA, 4.13%, 11/01/23	EUR	52	60,595
Rossini SARL, 6.75%, 10/30/25		8,586	10,385,920
Sisal Group SpA, 7.00%, 07/31/23		1,177	1,343,219
Telecom Italia Capital SA, 6.38%, 11/15/33	USD	223	216,798
Telecom Italia SpA:
4.88%, 09/25/20	EUR	254	302,692
1.13%, 03/26/22(j)		12,200	13,373,806

Security		Par (000)	Value

Italy (continued)
4.00%, 04/11/24	EUR	1,466	$1,722,658
5.30%, 05/30/24(a)	USD	200	199,250
2.75%, 04/15/25	EUR	5,350	5,865,547
UniCredit SpA:
6.57%, 01/14/22(a)	USD	7,325	7,719,149
(EUR Swap Annual 5 Year + 9.30%), 9.25%(b)(f)	EUR	2,034	2,551,878
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(b)		300	353,699
(EURIBOR Swap Rate 5 Year + 7.33%), 7.50%(b)(f)		250	293,719
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27(b)		200	233,243
(EUR Swap Annual 5 Year + 4.74%), 4.87%, 02/20/29(b)		9,900	11,547,660
Wind Tre SpA, 5.00%, 01/20/26(a)	USD	9,450	8,637,300

			75,188,803

Jamaica — 0.0%
Digicel Group Two Ltd., 8.25%, 09/30/22(a)		98	37,913

Japan — 0.5%
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(b)(f)		600	607,326
Mitsui Sumitomo Insurance Co. Ltd., (USD Swap Semi 5 Year + 3.26%), 4.95%(b)(f)		1,400	1,431,500
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	2,136	2,575,284
4.75%, 07/30/25		224	276,975
5.00%, 04/15/28		5,233	6,302,196
Takeda Pharmaceutical Co. Ltd.,
3.80%, 11/26/20(a)	USD	3,000	3,040,998

			14,234,279

Jersey — 0.0%
LHC3 plc, 4.12%, (4.12% Cash or 9.00% PIK), 08/15/24(h)	EUR	1,216	1,390,815

Luxembourg — 4.2%
Altice Financing SA:
5.25%, 02/15/23		814	937,962
6.63%, 02/15/23(a)	USD	285	292,125
7.50%, 05/15/26(a)		18,030	18,300,450
Altice Finco SA:
7.63%, 02/15/25(a)		4,800	4,491,000
4.75%, 01/15/28	EUR	13,030	12,678,033
Altice Luxembourg SA(a):
7.75%, 05/15/22	USD	514	523,637
7.63%, 02/15/25		9,100	8,576,750
DEA Finance SA, 7.50%, 10/15/22	EUR	1,000	1,163,660
Garfunkelux Holdco 2 SA, 11.00%, 11/01/23	GBP	1,300	1,480,757
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	363	384,390
8.50%, 11/01/22	GBP	7,500	9,088,065
INEOS Finance plc, 4.00%, 05/01/23	EUR	460	521,095
INEOS Group Holdings SA, 5.38%, 08/01/24		300	345,733
Intelsat Jackson Holdings SA:
5.50%, 08/01/23	USD	226	204,530
8.00%, 02/15/24(a)		17,300	18,056,875
8.50%, 10/15/24(a)		29,096	28,805,040
9.75%, 07/15/25(a)		16,266	16,692,983
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	5,390	5,942,833
Monitchem HoldCo 3 SA, 5.25%, 06/15/21		100	112,468
SES SA(b)(f):
(EUR Swap Annual 5 Year + 4.66%), 4.62%		100	118,329
(EUR Swap Annual 5 Year + 5.40%), 5.63%		3,900	4,779,075

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Luxembourg (continued)
Telenet Finance VI Luxembourg SCA,
4.88%, 07/15/27	EUR	667	$806,393

			134,302,183

Macau — 0.0%
Studio City Finance Ltd., 7.25%, 02/11/24	USD	700	728,875
Wynn Macau Ltd., 5.50%, 10/01/27(a)		200	195,441

			924,316

Malaysia — 0.0%
Cindai Capital Ltd., 0.00%, 02/08/23(j)(l)		567	568,594
TNB Global Ventures Capital Bhd., 4.85%, 11/01/28		250	267,200

			835,794

Netherlands — 2.3%
ABN AMRO Bank NV, (EUR Swap Annual 5 Year + 5.45%), 5.75%(b)(f)	EUR	1,400	1,642,100
Aegon NV, (EUR Swap Annual 5 Year + 5.21%), 5.70%(b)(f)		5,575	6,581,198
ING Groep NV, (USD Swap Semi 5 Year + 4.20%), 6.75%(b)(f)	USD	300	306,222
Intertrust Group BV, 3.38%, 11/15/25	EUR	267	312,943
InterXion Holding NV, 4.75%, 06/15/25		494	591,165
Lincoln Financing SARL: 3.63%, 04/01/24		777	893,488
(EURIBOR 3 Month + 3.88%), 3.88%, 04/01/24(b)		897	1,015,915
NXP BV(a):
4.13%, 06/15/20	USD	13,710	13,867,254
4.13%, 06/01/21		5,000	5,098,350
OCI NV, 5.00%, 04/15/23	EUR	1,530	1,810,602
United Group BV:
(EURIBOR 3 Month + 4.38%), 4.38%, 07/01/23(b)		250	280,563
4.88%, 07/01/24		2,969	3,430,770
UPC Holding BV:
5.50%, 01/15/28(a)	USD	5,478	5,532,780
3.88%, 06/15/29	EUR	3,536	4,074,582
UPCB Finance VII Ltd., 3.63%, 06/15/29		12,900	15,173,985
Ziggo Bond Co. BV(a):
5.88%, 01/15/25	USD	3,955	3,955,000
6.00%, 01/15/27		5,967	5,847,660
Ziggo BV:
4.25%, 01/15/27	EUR	3,646	4,262,578
5.50%, 01/15/27(a)	USD	150	149,625

			74,826,780

Philippines — 0.0%
Royal Capital BV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(b)(f)		354	346,920
VLL International, Inc., 5.75%, 11/28/24		280	279,072

			625,992

Portugal — 0.5%
Banco Espirito Santo SA(e)(k):
2.63%, 05/08/17	EUR	6,100	1,881,484
4.75%, 01/15/18		19,300	5,952,892
4.00%, 01/21/19		22,800	7,032,431

			14,866,807

Saint Lucia — 0.0%
Digicel International Finance Ltd.,
8.75%, 05/25/24(a)	USD	200	199,564

Security	Par (000)		Value

Singapore — 0.3%
Mulhacen Pte. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 08/01/23(h)	EUR	7,593	$8,597,213
United Overseas Bank Ltd., (USD Swap Semi 5 Year + 1.79%), 3.88%(b)(f)	USD	634	613,652

			9,210,865

South Africa — 0.0%
Sappi Papier Holding GmbH, 4.00%, 04/01/23 .	EUR	300	346,534

South Korea — 0.1%
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/47(b)	USD	368	345,920
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%, 05/21/48(b)		1,400	1,347,059
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(b)(f)		900	940,901
Shinsegae, Inc., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 2.63%, 05/08/45(b)		900	890,491
Woori Bank, 5.13%, 08/06/28		600	638,665

			4,163,036

Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA, (EUR Swap Annual 5 Year + 6.60%), 6.75%(b)(f)	EUR	200	231,812
Banco de Sabadell SA:
1.75%, 05/10/24		9,200	10,296,225
5.63%, 05/06/26		5,100	6,353,335
(EUR Swap Annual 5 Year + 5.10%), 5.38%, 12/12/28(b)		9,500	11,439,827
Banco Santander SA(b)(f):
(USD Swap Semi 5 Year + 4.79%), 6.37%	USD	5,000	5,006,500
(EUR Swap Annual 5 Year + 6.80%), 6.75%	EUR	2,700	3,313,491
(EUR Swap Annual 5 Year + 4.10%), 4.75%		4,400	4,507,754
Bankia SA(b)(f):
(EUR Swap Annual 5 Year + 5.82%), 6.00% .		5,400	6,105,093
(EUR Swap Annual 5 Year + 6.22%), 6.37% .		4,000	4,561,439
CaixaBank SA(b):
(EUR Swap Annual 5 Year + 6.50%), 6.75%(f)		200	240,103
(EUR Swap Annual 5 Year + 4.50%), 5.25%(f)		5,400	5,549,396
(EUR Swap Annual 5 Year + 2.35%), 2.75%, 07/14/28		500	580,268
Cirsa Finance International SARL, 6.25%, 12/20/23		240	285,635
ContourGlobal Power Holdings SA, 4.13%, 08/01/25		100	118,137
Distribuidora Internacional de Alimentacion SA:
1.00%, 04/28/21		8,800	7,323,599
0.88%, 04/06/23		1,200	850,583
El Corte Ingles SA, 3.00%, 03/15/24		966	1,125,428
Hipercor SA, 3.88%, 01/19/22		1,500	1,785,203
Mapfre SA, (EURIBOR 3 Month + 4.30%), 4.13%, 09/07/48(b)		300	356,236
Naturgy Finance BV, (EUR Swap Annual 8 Year + 3.35%), 4.13%(b)(f)		3,200	3,840,358
Repsol International Finance BV(b):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(f)		2,004	2,365,870
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		512	643,888
Telefonica Europe BV(b)(f):
(EUR Swap Annual 5 Year + 3.86%), 3.75%		3,600	4,203,679
(EUR Swap Annual 5 Year + 2.33%), 2.63%		300	325,965
(EUR Swap Annual 10 Year + 4.30%), 5.88%		7,500	9,463,550

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
(EUR Swap Annual 6 Year + 4.11%), 4.44%	EUR	9,700	$11,341,899

			102,215,273

Sweden — 0.1%
Intrum AB, 2.75%, 07/15/22		455	505,867
Telefonaktiebolaget LM Ericsson, 1.88%, 03/01/24		100	115,293
Verisure Holding AB, 3.50%, 05/15/23		868	1,009,706
Verisure Midholding AB, 5.75%, 12/01/23		710	817,367

			2,448,233

Switzerland — 1.5%(b)(f)
Credit Suisse Group AG:
(USD Swap Semi 5 Year + 4.60%), 7.50%(a)	USD	13,437	14,158,836
(USD Swap Semi 5 Year + 4.60%), 7.50%		2,756	2,952,365
Holcim Finance Luxembourg SA, (EUR Swap Annual 5 Year + 3.07%), 3.00%	EUR	250	279,702
UBS Group Funding Switzerland AG:
(USD Swap Rate 5 Year + 5.50%), 6.87%	USD	898	927,059
(USD Swap Semi 5 Year + 5.88%), 7.13%		1,885	1,979,250
(EUR Swap Annual 5 Year + 5.29%), 5.75%	EUR	1,867	2,309,762
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)	USD	19,560	20,390,713
(USD Swap Semi 5 Year + 4.87%), 7.00%		5,440	5,841,200

			48,838,887

Turkey — 0.3%
Turkish Airlines Pass-Through Trust, Series 2015- 1, Class A, 4.20%, 03/15/27(a)		11,556	10,263,611

United Arab Emirates — 0.2%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23		1,300	1,316,380
DP World plc, 2.38%, 09/25/26	EUR	4,000	4,693,895
Emirates NBD PJSC, (USD Swap Semi 6 Year + 3.66%), 6.13%(b)(f)	USD	1,225	1,249,347

			7,259,622

United Kingdom — 6.0%
AA Bond Co. Ltd.:
4.25%, 07/31/20	GBP	554	737,139
2.88%, 01/31/22		502	635,932
4.88%, 07/31/24		218	286,132
Algeco Global Finance plc, 8.00%, 02/15/23(a)	USD	304	310,840
Alpha 3 BV, 6.25%, 02/01/25(a)		700	710,500
Arrow Global Finance plc, 5.13%, 09/15/24	GBP	1,647	2,100,439
B&M European Value Retail SA, 4.13%, 02/01/22		919	1,216,371
Barclays plc:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%(b) (f)	USD	7,400	7,802,264
4.38%, 09/11/24		255	256,945
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25(b)	EUR	1,273	1,450,028
BAT Capital Corp., 2.76%, 08/15/22(g)	USD	15,000	14,787,268
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	3,671	4,854,921
Corral Petroleum Holdings AB, 11.75%, (11.75% Cash or 13.25% PIK), 05/15/21(h)(i)	EUR	1,000	1,188,133
CPUK Finance Ltd., 4.25%, 08/28/22	GBP	469	619,193
EnQuest plc, 0.00%, (0.00% Cash or 7.00% PIK), 04/15/22(a)(h)(i)	USD	7,000	5,840,722
GKN Holdings Ltd.:
5.38%, 09/19/22	GBP	420	592,624
3.38%, 05/12/32		17,400	21,929,407
HBOS Capital Funding LP, 6.85%(f)	USD	9,433	9,527,330
HSBC Holdings plc(b)(f):

Security		Par (000)	Value

United Kingdom (continued)
(USD Swap Rate 5 Year + 5.51%), 6.87%	USD	5,220	$5,474,475
(USD Swap Rate 5 Year + 3.71%), 6.37%		1,198	1,229,447
(USD Swap Rate 5 Year + 4.37%), 6.37%		2,830	2,950,275
Intu Jersey 2 Ltd., 2.88%, 11/01/22(j)	GBP	2,800	3,076,136
Jaguar Land Rover Automotive plc, 4.50%, 10/01/27(a)	USD	10,500	8,662,500
Jerrold Finco plc:
6.25%, 09/15/21	GBP	464	615,523
6.13%, 01/15/24		200	264,334
Ladbrokes Group Finance plc, 5.13%, 09/08/23		1,374	1,881,793
National Westminster Bank plc, Series C, (LIBOR USD 3 Month + 0.25%), 2.88%(b)(f)	USD	7,300	5,785,250
Neptune Energy Bondco plc, 6.63%, 05/15/25(a)		11,015	11,097,612
New Look Secured Issuer plc, 6.50%, 07/01/22	GBP	5,700	2,155,512
Nomad Foods Bondco plc, 3.25%, 05/15/24	EUR	100	114,863
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	1,645	2,263,059
Pioneer Holdings LLC, 9.00%, 11/01/22(a)	USD	56	56,980
Premier Foods Finance plc, 6.25%, 10/15/23	GBP	200	270,580
Reynolds American, Inc., 4.45%, 06/12/25	USD	5,000	5,157,818
Santander UK Group Holdings plc, (GBP Swap 5 Year + 5.54%), 7.38%(b)(f)	GBP	1,098	1,520,529
Santander UK plc, 5.00%, 11/07/23(a)	USD	10,146	10,539,157
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	4,300	5,239,979
Stonegate Pub Co. Financing plc:
4.88%, 03/15/22		200	264,355
(LIBOR GBP 3 Month + 6.25%), 7.09%, 03/15/22(b)		614	804,654
Tesco Corporate Treasury Services plc:
1.38%, 10/24/23	EUR	1,281	1,470,446
2.50%, 05/02/25	GBP	234	304,192
Tesco plc:
5.00%, 03/24/23		248	358,312
5.50%, 01/13/33		2,930	4,702,076
5.13%, 04/10/47	EUR	1,400	2,065,139
Tullow Oil Jersey Ltd.:
6.63%, 07/12/21(j)	USD	16,400	19,735,908
Unique Pub Finance Co. plc (The), Series N, 6.46%, 03/30/32	GBP	4,087	5,109,875
Virgin Media Finance plc:
6.38%, 10/15/24		1,076	1,473,961
5.75%, 01/15/25(a)	USD	570	582,112
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	313	420,817
Virgin Media Secured Finance plc:
5.50%, 01/15/25		360	481,880
6.25%, 03/28/29		369	509,301
Vodafone Group plc(b):
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78	EUR	4,850	5,515,824
(USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79	USD	4,765	5,003,911

			192,004,773

United States — 40.9%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		30	30,150
5.63%, 02/15/23		37	37,370
6.50%, 03/01/24		2	2,070
ACI Worldwide, Inc., 5.75%, 08/15/26(a)		230	237,762
Acrisure LLC, 8.13%, 02/15/24(a)		36	37,642
Adient US LLC, 7.00%, 05/15/26(a)		1,470	1,504,912
ADT Security Corp. (The):
3.50%, 07/15/22		109	105,730
4.13%, 06/15/23		127	124,221
4.88%, 07/15/32(a)		107	88,543

8

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Advanced Micro Devices, Inc.:
7.50%, 08/15/22	USD	34,644	$38,714,670
7.00%, 07/01/24		2,000	2,077,500
AES Corp.:
4.50%, 03/15/23		49	49,792
4.88%, 05/15/23		50	50,778
5.50%, 04/15/25		66	68,507
6.00%, 05/15/26		70	74,025
5.13%, 09/01/27		36	37,440
Aetna, Inc., 3.88%, 08/15/47		10,000	8,500,698
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		46	49,852
Albertsons Cos. LLC, 7.50%, 03/15/26(a)		38	40,280
Alcoa Nederland Holding BV, 6.13%, 05/15/28(a)		200	208,000
Allergan Funding SCS, 3.80%, 03/15/25		15,000	15,163,792
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(a)		540	554,850
Allison Transmission, Inc.(a):
5.00%, 10/01/24		18	18,206
5.88%, 06/01/29		65	66,950
Ally Financial, Inc., 8.00%, 11/01/31		745	953,600
Altria Group, Inc.:
4.40%, 02/14/26		1,140	1,177,498
4.80%, 02/14/29(g)		18,810	19,545,670
3.88%, 09/16/46		7,000	5,852,339
AMC Networks, Inc.:
5.00%, 04/01/24		2	2,025
4.75%, 08/01/25		215	213,837
American Airlines Group, Inc.:
4.63%, 03/01/20(a)		8,135	8,183,892
5.18%, 08/15/23(d)		13,819	13,923,121
American Airlines Pass-Through Trust:
Series 2001-01, 6.98%, 05/23/21		5,197	5,314,385
Series 2017-1, Class B,
4.95%, 02/15/25		7,000	7,179,140
4.87%, 04/22/25(d)		7,802	7,919,059
American Airlines, Inc., Series 2017-2C, 5.18%, 10/15/23(d)		13,329	13,428,733
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(a)		96	98,880
AmWINS Group, Inc., 7.75%, 07/01/26(a)		79	79,592
Antero Midstream Partners LP, 5.75%, 03/01/27(a)		12	12,240
Antero Resources Corp.:
5.63%, 06/01/23		31	31,358
5.00%, 03/01/25		180	176,400
Apergy Corp., 6.38%, 05/01/26		30	30,975
APX Group, Inc.:
8.75%, 12/01/20		117	115,245
7.88%, 12/01/22		159	158,602
Aramark Services, Inc.:
5.00%, 04/01/25(a)		13	13,357
4.75%, 06/01/26		127	128,905
5.00%, 02/01/28(a)		55	55,979
Archrock Partners LP, 6.88%, 04/01/27(a)		44	45,815
Arconic, Inc.:
5.87%, 02/23/22		240	251,747
5.13%, 10/01/24		293	302,142
Asbury Automotive Group, Inc., 6.00%, 12/15/24		142	146,970
Ascend Learning LLC: 6.88%, 08/01/25(a)		267	271,001
Ascent Resources Utica Holdings LLC(a):
10.00%, 04/01/22		143	156,227
7.00%, 11/01/26		46	44,850
AT&T, Inc.:
3.40%, 05/15/25		23,000	23,103,951
4.13%, 02/17/26		10,000	10,329,003
Avantor, Inc.(a):

Security		Par (000)	Value

United States (continued)
6.00%, 10/01/24(m)	USD	8,678	$9,054,951
9.00%, 10/01/25		10,535	11,456,812
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		150	150,607
B&G Foods, Inc., 5.25%, 04/01/25		17	16,680
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	2,520	2,874,854
9.75%, 09/01/26(a)	USD	613	614,533
Bank of America Corp., Series DD, (LIBOR USD 3 Month + 4.55%), 6.30%(b)(f)		70	76,475
Bausch Health Americas, Inc.(a):
9.25%, 04/01/26		4,169	4,638,012
8.50%, 01/31/27		8,781	9,565,802
Bausch Health Cos, Inc., 5.50%, 03/01/23(a)		479	480,796
Bausch Health Cos., Inc.:
4.50%, 05/15/23	EUR	5,331	6,030,336
5.88%, 05/15/23(a)	USD	320	322,464
7.00%, 03/15/24(a)		8,000	8,430,000
6.13%, 04/15/25(a)		80	80,900
5.50%, 11/01/25(a)		584	597,689
9.00%, 12/15/25(a)		10,311	11,419,432
5.75%, 08/15/27(a)		45	46,890
BBA US Holdings, Inc., 5.38%, 05/01/26(a)		80	82,000
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(a)		6	5,773
Belden, Inc., 4.13%, 10/15/26	EUR	615	727,645
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)	USD	36	35,325
Big River Steel LLC, 7.25%, 09/01/25(a)		78	83,033
Blackstone CQP Holdco LP(a):
6.50%, 03/20/21		5,629	5,650,109
6.00%, 08/18/21		914	909,430
Blue Cube Spinco LLC:
9.75%, 10/15/23		27	30,172
10.00%, 10/15/25		277	315,088
Boeing Co. (The), 3.60%, 05/01/34		15,000	14,953,500
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(a)		148	149,480
Boyd Gaming Corp., 6.00%, 08/15/26		39	40,511
Boyne USA, Inc., 7.25%, 05/01/25(a)		45	48,825
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)		92	86,480
Brazos Valley Longhorn LLC, 6.88%, 02/01/25		56	56,280
Broadcom Corp.:
2.38%, 01/15/20		12,780	12,724,687
3.00%, 01/15/22		4,900	4,870,772
Broadcom, Inc.(a):
3.13%, 04/15/21(g)		23,690	23,679,340
3.13%, 10/15/22		10,000	9,947,360
Brookfield Property REIT, Inc., 5.75%, 05/15/26(a)		56	56,770
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		65	61,425
BWAY Holding Co., 5.50%, 04/15/24(a)		439	435,993
BWX Technologies, Inc., 5.38%, 07/15/26(a)		58	59,160
Caesars Resort Collection LLC, 5.25%, 10/15/25(a)		135	131,962
Callon Petroleum Co.:
6.13%, 10/01/24		74	76,013
6.38%, 07/01/26		49	50,102
Calpine Corp.:
5.38%, 01/15/23		311	313,332
5.50%, 02/01/24		22	21,835
5.75%, 01/15/25		121	119,790
5.25%, 06/01/26(a)		382	382,478
Campbell Soup Co., 4.80%, 03/15/48		5,000	4,751,095
Capital One Financial Corp., 3.90%, 01/29/24		3,475	3,569,035
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		161	156,542
8.25%, 07/15/25		28	28,490
Catalent Pharma Solutions, Inc.,
4.88%, 01/15/26(a)		128	128,320

9

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
CCO Holdings LLC:
5.25%, 09/30/22	USD	4,000	$4,065,000
4.00%, 03/01/23(a)		163	163,408
5.38%, 05/01/25(a)		2	2,070
5.75%, 02/15/26(a)		42	43,869
5.13%, 05/01/27(a)		866	878,990
5.00%, 02/01/28(a)		99	98,876
CDK Global, Inc., 4.88%, 06/01/27		247	249,470
CDW LLC:
5.50%, 12/01/24		12	12,705
5.00%, 09/01/25		577	592,146
Centene Corp., 5.38%, 06/01/26(a)		562	584,609
Centennial Resource Production LLC, 6.88%, 04/01/27(a)		47	48,704
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21		258	268,965
Series W, 6.75%, 12/01/23		2	2,123
Series Y, 7.50%, 04/01/24		125	134,219
5.63%, 04/01/25		429	422,565
Series U, 7.65%, 03/15/42		6	5,282
Change Healthcare Holdings LLC, 5.75%, 03/01/25(a)		181	179,416
Chaparral Energy, Inc., 8.75%, 07/15/23(a)		60	44,250
Charles River Laboratories International, Inc.,
5.50%, 04/01/26(a)		105	109,856
Charter Communications Operating LLC:
4.46%, 07/23/22		7,875	8,169,638
5.05%, 03/30/29(g)		23,710	25,106,937
Chemours Co. (The):
4.00%, 05/15/26	EUR	200	—
5.38%, 05/15/27	USD	75	74,812
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		290	325,162
5.88%, 03/31/25		70	75,425
5.13%, 06/30/27		274	285,645
Cheniere Energy Partners LP, 5.63%, 10/01/26(a)		49	50,615
Chesapeake Energy Corp.:
6.63%, 08/15/20		213	219,177
4.88%, 04/15/22		11	10,821
5.75%, 03/15/23		7	6,913
7.00%, 10/01/24		76	75,121
8.00%, 01/15/25		94	95,175
8.00%, 03/15/26(a)		56	56,683
8.00%, 06/15/27		286	279,645
Chobani LLC, 7.50%, 04/15/25(a)		49	44,590
Churchill Downs, Inc.(a):
5.50%, 04/01/27		174	178,567
4.75%, 01/15/28		52	50,960
Cincinnati Bell, Inc.(a):
7.00%, 07/15/24		176	162,365
8.00%, 10/15/25		13	11,863
CIT Group, Inc.:
5.00%, 08/01/23		569	593,752
5.25%, 03/07/25		35	37,231
6.13%, 03/09/28		75	83,531
Citigroup, Inc.:
4.40%, 06/10/25(g)		10,000	10,429,427
Series T, (LIBOR USD 3 Month + 4.52%), 6.25%(b)(f)		10	10,712
Clear Channel International BV, 8.75%, 12/15/20(a)		52	53,170
Clear Channel Worldwide Holdings, Inc.:
Series B, 6.50%, 11/15/22		1,008	1,029,420
9.25%, 02/15/24(a)		8,510	9,158,887
Clearway Energy Operating LLC:

Security		Par (000)	Value

United States (continued)
5.38%, 08/15/24	USD	92	$93,506
5.75%, 10/15/25(a)		122	124,745
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(a)		81	81,000
CNX Resources Corp., 5.88%, 04/15/22		484	481,580
Colfax Corp.(a):
6.00%, 02/15/24		158	164,122
6.38%, 02/15/26		76	80,465
Comcast Corp., 4.95%, 10/15/58		5,000	5,591,982
CommScope Technologies LLC,
5.00%, 03/15/27(a)		35	32,725
CommScope, Inc.(a):
5.50%, 03/01/24		13,067	13,630,514
5.50%, 06/15/24		7,795	7,843,719
6.00%, 03/01/26		276	292,215
8.25%, 03/01/27		25,807	27,871,560
Community Health Systems, Inc.(a):
8.63%, 01/15/24		168	170,520
8.00%, 03/15/26		241	234,372
Comstock Resources, Inc., 9.75%, 08/15/26(a)		61	55,510
Conagra Brands, Inc., 5.40%, 11/01/48		15,000	15,598,029
CONSOL Energy, Inc., 11.00%, 11/15/25(a)		176	198,440
Constellium NV(a):
6.63%, 03/01/25		367	381,680
5.88%, 02/15/26		391	396,865
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24		2,026	2,071,134
Core & Main LP, 6.13%, 08/15/25(a)		293	290,802
Coty, Inc., 6.50%, 04/15/26(a)		32	31,560
Covey Park Energy LLC, 7.50%, 05/15/25(a)		88	81,840
CPG Merger Sub LLC, 8.00%, 10/01/21(a)		2	2,040
Credit Acceptance Corp., 6.63%, 03/15/26(a)		53	55,782
Crestwood Midstream Partners LP,
5.63%, 05/01/27(a)		139	138,479
Crown Americas LLC:
4.50%, 01/15/23		2	2,043
4.75%, 02/01/26		302	306,907
4.25%, 09/30/26		10	9,738
Crown European Holdings SA:
2.25%, 02/01/23(a)	EUR	200	233,876
2.25%, 02/01/23		662	774,130
CrownRock LP, 5.63%, 10/15/25(a)	USD	359	354,512
CSC Holdings LLC:
5.13%, 12/15/21(a)		802	804,005
5.38%, 07/15/23(a)		235	240,287
5.25%, 06/01/24		603	613,552
7.75%, 07/15/25(a)		200	214,938
10.88%, 10/15/25(a)		7,275	8,366,250
5.50%, 05/15/26(a)		330	338,869
5.38%, 02/01/28(a)		200	203,250
6.50%, 02/01/29(a)		200	214,750
CSI Compressco LP, 7.50%, 04/01/25(a)		53	51,476
CVS Health Corp., 4.30%, 03/25/28(g)		13,870	14,023,621
CyrusOne LP:
5.00%, 03/15/24		14	14,315
5.38%, 03/15/27		27	27,945
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		14	14,245
DaVita, Inc., 5.13%, 07/15/24		106	106,000
DCP Midstream Operating LP:
5.38%, 07/15/25		81	85,148
6.45%, 11/03/36(a)		10	10,200
6.75%, 09/15/37(a)		242	252,285
Dell International LLC(a):
5.88%, 06/15/21		24,035	24,476,823
7.13%, 06/15/24		241	254,963
4.00%, 07/15/24(g)		10,000	10,109,823

10

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.30%, 10/01/29	USD	10,000	$10,307,999
Delta Air Lines Pass-Through Trust, Series 2015- 1, Class B, 4.25%, 07/30/23		14,573	14,964,746
Denbury Resources, Inc., 9.25%, 03/31/22(a)		162	164,025
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25		34	33,235
5.70%, 10/15/39		5	3,524
4.88%, 11/01/43		54	34,695
Diamondback Energy, Inc.:
4.75%, 11/01/24(a)		2	2,043
4.75%, 11/01/24		77	78,636
5.38%, 05/31/25		39	40,697
Discover Bank, (USD Swap Semi 5 Year + 1.73%), 4.68%, 08/09/28(b)		3,000	3,037,230
Discover Financial Services, 4.10%, 02/09/27		2,775	2,783,390
DISH DBS Corp.:
6.75%, 06/01/21		198	204,175
5.88%, 07/15/22		454	442,968
DPL, Inc., 7.25%, 10/15/21		6	6,450
Elanco Animal Health, Inc.(a):
3.91%, 08/27/21		5,950	6,051,683
4.90%, 08/28/28		59	62,514
Eldorado Resorts, Inc.:
6.00%, 04/01/25		44	45,432
6.00%, 09/15/26		36	37,350
Element Solutions, Inc., 5.88%, 12/01/25(a)		500	511,875
Embarq Corp., 8.00%, 06/01/36		144	142,020
Endeavor Energy Resources LP(a):
5.50%, 01/30/26		183	190,777
5.75%, 01/30/28		128	136,320
Energizer Holdings, Inc.(a):
6.38%, 07/15/26		10	10,322
7.75%, 01/15/27		5,630	6,101,512
Energy Transfer Operating LP, 5.25%, 04/15/29		14,980	16,126,813
EnLink Midstream LLC, 5.38%, 06/01/29		26	26,099
EnLink Midstream Partners LP:
4.40%, 04/01/24		80	79,400
4.15%, 06/01/25		8	7,700
4.85%, 07/15/26		14	13,877
5.60%, 04/01/44		92	82,915
5.05%, 04/01/45		111	95,460
5.45%, 06/01/47		78	68,835
Ensco plc:
4.70%, 03/15/21		56	54,810
5.20%, 03/15/25		83	66,661
7.75%, 02/01/26		109	94,285
5.75%, 10/01/44		45	29,587
Entegris, Inc., 4.63%, 02/10/26(a)		82	82,000
Entercom Media Corp., 6.50%, 05/01/27(a)		96	97,920
Envision Healthcare Corp., 8.75%, 10/15/26(a)		162	152,685
Equinix, Inc.:
2.88%, 03/15/24	EUR	1,834	2,126,439
2.88%, 10/01/25		100	115,244
5.88%, 01/15/26	USD	403	425,669
ESH Hospitality, Inc., 5.25%, 05/01/25(a)		81	81,304
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24		220	198,000
5.63%, 02/01/26		58	47,560
Five Point Operating Co. LP, 7.88%, 11/15/25(a)		55	54,862
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(a)		50	44,500
Ford Motor Co.:
4.75%, 01/15/43		7,500	6,373,081
5.29%, 12/08/46		2,500	2,278,344
Ford Motor Credit Co. LLC, 5.58%, 03/18/24		10,000	10,515,238

Security		Par (000)	Value

United States (continued)
Fortress Transportation & Infrastructure Investors LLC(a):
6.75%, 03/15/22	USD	22	$22,605
6.50%, 10/01/25		26	26,650
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		11,665	11,781,650
3.55%, 03/01/22		200	198,250
3.88%, 03/15/23		417	412,830
4.55%, 11/14/24		41	40,744
5.40%, 11/14/34		22	20,652
5.45%, 03/15/43		670	604,675
frontdoor, Inc., 6.75%, 08/15/26(a)		124	130,045
Frontier Communications Corp.:
10.50%, 09/15/22		61	44,530
11.00%, 09/15/25		410	265,475
8.50%, 04/01/26(a)		135	127,237
8.00%, 04/01/27(a)		16,496	17,052,740
FS Energy & Power Fund, 7.50%, 08/15/23(a)		26	26,851
Gartner, Inc., 5.13%, 04/01/25(a)		88	90,131
Gates Global LLC, 6.00%, 07/15/22(a)		366	366,000
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		84	85,183
General Electric Co., 3.15%, 09/07/22		4,590	4,586,534
General Mills, Inc., 4.70%, 04/17/48		10,000	10,198,435
General Motors Co., 5.95%, 04/01/49		20,000	20,689,687
Genesis Energy LP:
6.00%, 05/15/23		26	26,285
5.63%, 06/15/24		26	25,821
6.50%, 10/01/25		46	46,216
6.25%, 05/15/26		69	68,310
Genesys Telecommunications Laboratories, Inc.,
10.00%, 11/30/24(a)		356	389,767
GLP Capital LP:
5.38%, 11/01/23		75	78,863
5.25%, 06/01/25		36	37,834
5.38%, 04/15/26		43	45,411
Gogo Intermediate Holdings LLC,
9.88%, 05/01/24(a)		118	120,621
Golden Entertainment, Inc., 7.63%, 04/15/26(a)		36	36,090
Golden Nugget, Inc., 6.75%, 10/15/24(a)		421	430,472
Graham Holdings Co., 5.75%, 06/01/26(a)		80	83,800
Gray Television, Inc.(a):
5.13%, 10/15/24		2	2,035
7.00%, 05/15/27		109	117,686
Great Western Petroleum LLC, 9.00%, 09/30/21(a)		148	120,250
Greif, Inc., 6.50%, 03/01/27(a)		28	28,840
Greystar Real Estate Partners LLC,
5.75%, 12/01/25(a)		76	76,380
Grinding Media, Inc., 7.38%, 12/15/23(a)		76	74,290
Group 1 Automotive, Inc.:
5.00%, 06/01/22		12	12,165
5.25%, 12/15/23(a)		19	19,475
Gulfport Energy Corp.:
6.00%, 10/15/24		116	101,718
6.38%, 01/15/26		26	22,425
Halcon Resources Corp., 6.75%, 02/15/25		58	37,265
Harland Clarke Holdings Corp., 8.38%, 08/15/22(a)		58	51,475
HCA, Inc.:
5.88%, 05/01/23		2	2,145
5.38%, 02/01/25		176	185,240
5.38%, 09/01/26		170	179,350
5.63%, 09/01/28		313	333,345
5.88%, 02/01/29		337	362,696
HD Supply, Inc., 5.38%, 10/15/26(a)		673	696,555
Herc Rentals, Inc., 7.50%, 06/01/22(a)		160	166,400

11

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Hertz Corp. (The), 7.63%, 06/01/22(a)	USD	111	$114,538
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	1,142	1,341,708
Hess Corp., 7.13%, 03/15/33(g)	USD	17,868	21,800,215
Hess Infrastructure Partners LP, 5.63%, 02/15/26(a)		75	76,688
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		64	64,086
5.13%, 05/01/26(a)		265	271,294
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		44	44,550
4.88%, 04/01/27		4	4,055
Hologic, Inc.(a):
4.38%, 10/15/25		16	15,850
4.63%, 02/01/28		72	71,100
Horizon Pharma USA, Inc.:
6.63%, 05/01/23		7,000	7,210,000
8.75%, 11/01/24(a)		5,950	6,426,000
Howard Hughes Corp. (The), 5.38%, 03/15/25(a)		88	88,744
HUB International Ltd., 7.00%, 05/01/26(a)		392	395,430
Hughes Satellite Systems Corp., 5.25%, 08/01/26		61	61,379
Icahn Enterprises LP:
6.25%, 02/01/22		293	301,872
6.75%, 02/01/24		83	86,839
6.38%, 12/15/25		67	69,847
Immucor, Inc., 11.13%, 02/15/22(a)		32	32,480
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)		124	115,010
Infor US, Inc., 6.50%, 05/15/22		4,123	4,196,431
Informatica LLC, 7.13%, 07/15/23(a)(m)		37,615	38,461,337
International Game Technology plc,
4.75%, 02/15/23	EUR	1,203	1,470,666
IQVIA, Inc.:
4.88%, 05/15/23(a)	USD	67	68,089
3.25%, 03/15/25	EUR	1,108	1,264,228
5.00%, 10/15/26(a)	USD	200	204,250
IRB Holding Corp., 6.75%, 02/15/26(a)		19	18,858
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	358	452,101
Iron Mountain, Inc.:
3.00%, 01/15/25	EUR	1,778	2,007,207
4.88%, 09/15/27(a)	USD	134	129,729
iStar, Inc.:
4.63%, 09/15/20		15	15,150
5.25%, 09/15/22		40	40,300
Itron, Inc., 5.00%, 01/15/26(a)		10	9,925
Jaguar Holding Co. II, 6.38%, 08/01/23(a)		566	577,320
JBS USA LUX SA(a):
5.88%, 07/15/24		257	262,397
5.75%, 06/15/25		340	347,869
6.75%, 02/15/28		59	62,174
6.50%, 04/15/29		160	169,600
JELD-WEN, Inc., 4.63%, 12/15/25(a)		41	39,053
JPMorgan Chase & Co.(b):
Series U, (LIBOR USD 3 Month + 0.95%), 3.69%, 02/02/37		9,835	8,375,683
Series W, (LIBOR USD 3 Month + 1.00%), 3.68%, 05/15/47		14,770	11,727,380
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		97	97,000
KFC Holding Co.(a):
5.25%, 06/01/26		52	53,625
4.75%, 06/01/27		215	213,469
KLA-Tencor Corp., 4.10%, 03/15/29		2,340	2,407,205
Kraft Heinz Foods Co.:
3.50%, 06/06/22(g)		2,862	2,896,397
5.00%, 06/04/42		10,000	9,639,320
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25(a)		127	134,779

Security		Par (000)	Value

United States (continued)
Kroger Co. (The), 5.40%, 01/15/49	USD	15,245	$15,993,494
L Brands, Inc.:
6.88%, 11/01/35		181	160,638
6.75%, 07/01/36		5	4,350
Ladder Capital Finance Holdings LLLP(a):
5.25%, 03/15/22		6	6,150
5.25%, 10/01/25		131	130,509
Lam Research Corp., 4.00%, 03/15/29		10,000	10,353,453
Lamar Media Corp., 5.75%, 02/01/26(a)		40	42,003
Laureate Education, Inc., 8.25%, 05/01/25(a)		20	21,650
Lennar Corp.:
4.75%, 11/15/22		94	96,214
5.25%, 06/01/26		105	108,938
4.75%, 11/29/27		203	206,948
Level 3 Financing, Inc.:
5.38%, 08/15/22		75	75,281
5.13%, 05/01/23		335	338,440
5.25%, 03/15/26		15	15,230
Level 3 Parent LLC, 5.75%, 12/01/22		28	28,236
Lions Gate Capital Holdings LLC(a):
6.38%, 02/01/24		8	8,370
5.88%, 11/01/24		30	30,600
Live Nation Entertainment, Inc.,
4.88%, 11/01/24(a)		13	13,256
Lowe’s Cos., Inc.:
3.65%, 04/05/29		3,400	3,401,322
4.55%, 04/05/49		1,615	1,640,944
Magnolia Oil & Gas Operating LLC,
6.00%, 08/01/26(a)		16	16,320
Mallinckrodt International Finance SA(a):
4.88%, 04/15/20		110	109,450
5.75%, 08/01/22		87	80,258
Manitowoc Co., Inc. (The), 9.00%, 04/01/26(a)		81	81,709
Marriott Ownership Resorts, Inc.,
6.50%, 09/15/26(a)		14	14,700
Masonite International Corp.(a):
5.63%, 03/15/23		158	161,555
5.75%, 09/15/26		49	50,103
Matador Resources Co., 5.88%, 09/15/26		106	106,795
Match Group, Inc., 5.63%, 02/15/29(a)		55	56,238
Mattel, Inc.:
4.35%, 10/01/20		12,960	13,024,800
6.75%, 12/31/25(a)		269	269,084
Matthews International Corp., 5.25%, 12/01/25(a)		27	26,359
McDermott Technology Americas, Inc.,
10.63%, 05/01/24(a)		114	102,959
MDC Holdings, Inc., 6.00%, 01/15/43		40	35,200
MDC Partners, Inc., 6.50%, 05/01/24(a)		102	86,190
MEDNAX, Inc.(a):
5.25%, 12/01/23		57	57,998
6.25%, 01/15/27		241	245,820
Meredith Corp., 6.88%, 02/01/26		102	106,080
Meritage Homes Corp., 5.13%, 06/06/27		100	98,750
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		407	426,841
4.50%, 09/01/26		386	381,175
4.50%, 01/15/28		13	12,480
MGM Resorts International:
6.63%, 12/15/21		698	749,268
7.75%, 03/15/22		138	152,663
5.50%, 04/15/27		5	5,156
Microchip Technology, Inc.(a):
3.92%, 06/01/21		25,500	25,867,215
4.33%, 06/01/23		18,155	18,654,964

12

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Micron Technology, Inc.:
4.64%, 02/06/24	USD	14,870	$15,325,175
4.98%, 02/06/26		7,300	7,516,449
5.33%, 02/06/29		6,585	6,789,662
Mobile Mini, Inc., 5.88%, 07/01/24		172	177,160
Molina Healthcare, Inc.:
5.38%, 11/15/22		68	70,975
4.88%, 06/15/25(a)		67	66,665
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)		117	117,608
MPT Operating Partnership LP:
3.33%, 03/24/25	EUR	710	840,015
5.00%, 10/15/27	USD	269	269,672
MSCI, Inc., 5.25%, 11/15/24(a)		34	35,020
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		76	77,330
Murphy Oil Corp.:
5.75%, 08/15/25		70	71,923
7.05%, 05/01/29		6	6,544
5.87%, 12/01/42		57	50,887
Nabors Industries, Inc.:
4.63%, 09/15/21		103	102,614
5.75%, 02/01/25		21	19,110
Nationstar Mortgage Holdings, Inc.(a):
8.13%, 07/15/23		138	139,035
9.13%, 07/15/26		96	96,240
Navient Corp.:
5.00%, 10/26/20		2	2,027
6.63%, 07/26/21		14	14,665
6.50%, 06/15/22		27	28,451
5.50%, 01/25/23		383	389,703
6.75%, 06/25/25		20	20,400
6.75%, 06/15/26		37	37,281
Navistar International Corp., 6.63%, 11/01/25(a)		159	161,981
NCR Corp.:
4.63%, 02/15/21		3,000	2,977,500
5.00%, 07/15/22		7,338	7,347,172
6.38%, 12/15/23		13,325	13,691,438
Netflix, Inc.:
4.38%, 11/15/26		105	103,819
4.88%, 04/15/28		2	1,982
5.88%, 11/15/28		234	246,870
3.88%, 11/15/29	EUR	649	745,236
5.38%, 11/15/29(a)	USD	159	160,987
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/26(a)		25	25,344
Newmark Group, Inc., 6.13%, 11/15/23		34	35,683
NextEra Energy Operating Partners LP(a):
4.25%, 09/15/24		43	43,140
4.50%, 09/15/27		45	44,212
NGPL PipeCo LLC(a):
4.88%, 08/15/27		152	156,940
7.77%, 12/15/37		144	176,760
Nielsen Co. Luxembourg SARL (The),
5.00%, 02/01/25(a)		25	24,625
Nielsen Finance LLC, 5.00%, 04/15/22(a)		166	164,901
Noble Holding International Ltd.:
7.75%, 01/15/24		5	4,537
7.88%, 02/01/26(a)		317	306,698
5.25%, 03/15/42		56	34,580
Northern Oil and Gas, Inc., 8.50%, (8.50% Cash or 1.00% PIK), 05/15/23(h)		137	143,081
Northwest Florida Timber Finance LLC,
4.75%, 03/04/29(a)		8,970	8,767,221
Novelis Corp., 6.25%, 08/15/24(a)		651	677,854
NRG Energy, Inc.:
6.63%, 01/15/27		643	688,010

Security		Par (000)	Value

United States (continued)
5.75%, 01/15/28	USD	143	$151,433
Nuance Communications, Inc.:
6.00%, 07/01/24		180	184,275
5.63%, 12/15/26		137	139,911
NVA Holdings, Inc., 6.88%, 04/01/26(a)		49	49,368
Oasis Petroleum, Inc.:
6.88%, 03/15/22		83	83,311
6.88%, 01/15/23		10	10,000
6.25%, 05/01/26(a)		84	81,060
Oceaneering International, Inc., 4.65%, 11/15/24		16	15,195
OI European Group BV, 4.00%, 03/15/23(a)		100	98,500
Olin Corp., 5.13%, 09/15/27		120	121,650
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(a)		536	523,605
Outfront Media Capital LLC, 5.88%, 03/15/25		20	20,675
Owl Rock Capital Corp., 5.25%, 04/15/24		64	64,311
Pacific Drilling SA, 8.38%, 10/01/23(a)		409	420,248
Pacific Gas & Electric Co.(e)(k):
4.25%, 05/15/21		5,000	4,787,500
3.25%, 09/15/21		5,000	4,693,750
3.85%, 11/15/23		7,000	6,615,000
Panther BF Aggregator 2 LP:
4.38%, 05/15/26	EUR	10,471	12,052,560
6.25%, 05/15/26(a)	USD	698	726,793
8.50%, 05/15/27(a)		2,502	2,587,068
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)		380	394,174
Parsley Energy LLC(a):
6.25%, 06/01/24		14	14,525
5.38%, 01/15/25		195	198,108
5.63%, 10/15/27		72	73,620
Pattern Energy Group, Inc., 5.88%, 02/01/24(a)		119	122,595
PBF Holding Co. LLC, 7.25%, 06/15/25		62	63,860
PDC Energy, Inc.:
6.13%, 09/15/24		8	8,120
5.75%, 05/15/26		53	53,066
Penske Automotive Group, Inc., 5.50%, 05/15/26		207	206,483
PetSmart, Inc., 5.88%, 06/01/25(a)		61	55,281
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(a)		32	33,270
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(a)(h)		223	221,554
Post Holdings, Inc.(a):
5.50%, 03/01/25		133	136,159
5.00%, 08/15/26		2	1,993
5.75%, 03/01/27		111	113,775
5.63%, 01/15/28		130	131,414
PQ Corp.(a):
6.75%, 11/15/22		233	241,155
5.75%, 12/15/25		220	218,900
Prime Security Services Borrower LLC(a):
9.25%, 05/15/23		146	153,877
5.25%, 04/15/24		9,174	9,196,935
5.75%, 04/15/26		173	174,764
PTC, Inc., 6.00%, 05/15/24		25	26,188
PulteGroup, Inc., 6.38%, 05/15/33		145	150,800
PVH Corp., 3.13%, 12/15/27	EUR	100	118,319
QEP Resources, Inc.:
6.88%, 03/01/21	USD	55	56,787
5.38%, 10/01/22		150	147,563
5.25%, 05/01/23		47	45,708
5.63%, 03/01/26		136	127,388
Qorvo, Inc., 5.50%, 07/15/26(a)		130	135,525
Qualitytech LP, 4.75%, 11/15/25(a)		195	190,125
Qwest Corp., 6.75%, 12/01/21		2	2,136
Radiate Holdco LLC, 6.88%, 02/15/23(a)		23	23,000
Range Resources Corp.:

13

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.88%, 07/01/22	USD	2	$2,022
5.00%, 08/15/22		28	27,720
5.00%, 03/15/23		35	34,051
4.88%, 05/15/25		51	46,984
RBS Global, Inc.,
4.88%, 12/15/25(a)		153	153,185
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	10,588	11,968,129
6.25%, 05/15/26(a)	USD	1,064	1,091,930
6.88%, 11/15/26	EUR	5,895	6,632,738
8.25%, 11/15/26(a)	USD	420	425,641
Reynolds Group Issuer, Inc.(a):
(LIBOR USD 3 Month + 3.50%), 6.10%, 07/15/21(b)		210	210,787
5.13%, 07/15/23		54	54,784
7.00%, 07/15/24		256	264,640
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)		40	40,031
Rowan Cos., Inc.,
4.88%, 06/01/22		148	143,005
RP Crown Parent LLC,
7.38%, 10/15/24(a)		251	261,354
Sable International Finance Ltd.,
5.75%, 09/07/27(a)		6,700	6,649,750
Sabre GLBL, Inc.(a):
5.38%, 04/15/23		219	223,928
5.25%, 11/15/23		5,020	5,120,400
SBA Communications Corp.:
4.00%, 10/01/22		248	249,240
4.88%, 09/01/24		370	375,786
Scientific Games International, Inc.(a):
5.00%, 10/15/25		419	416,774
8.25%, 03/15/26		241	249,736
Sealed Air Corp.,
5.25%, 04/01/23(a)		178	185,120
Sensata Technologies BV, 5.00%, 10/01/25(a)		207	212,175
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(a)		208	210,080
SESI LLC:
7.13%, 12/15/21		21	17,850
7.75%, 09/15/24		45	33,188
Silgan Holdings, Inc.,
3.25%, 03/15/25	EUR	200	230,483
Simmons Foods, Inc.,
7.75%, 01/15/24(a)	USD	101	107,944
Sirius XM Radio, Inc.(a):
5.38%, 04/15/25		2	2,050
5.38%, 07/15/26		2	2,057
5.00%, 08/01/27		174	175,427
Six Flags Entertainment Corp.(a):
4.88%, 07/31/24		353	353,000
5.50%, 04/15/27		33	33,693
SM Energy Co.:
6.13%, 11/15/22		106	107,060
5.00%, 01/15/24		137	128,352
5.63%, 06/01/25		23	21,534
Solera LLC, 10.50%, 03/01/24(a)		761	825,685
Sophia LP, 9.00%, 09/30/23(a)		93	96,487
Sotera Health Holdings LLC, 6.50%, 05/15/23(a)		124	125,240
Sotera Health Topco, Inc., 8.12%, (8.12% Cash or 8.88% PIK), 11/01/21(a)(h)		7,650	7,650,000
Southern Star Central Corp., 5.13%, 07/15/22(a)		53	53,342
Southwestern Energy Co.:
6.20%, 01/23/25		49	48,173
7.50%, 04/01/26		6	6,090
7.75%, 10/01/27		70	70,875
Spectrum Brands, Inc.,
5.75%, 07/15/25		135	138,078
Springleaf Finance Corp.:
5.63%, 03/15/23		11	11,427
6.13%, 03/15/24		131	138,205
6.88%, 03/15/25		88	94,380
7.13%, 03/15/26		75	80,531
Sprint Communications, Inc., 7.00%, 08/15/20		3,000	3,112,500

Security		Par (000)	Value

United States (continued)
Sprint Corp.:
7.25%, 09/15/21	USD	6,370	$6,672,575
7.88%, 09/15/23		5,494	5,723,100
7.13%, 06/15/24		3,297	3,304,212
7.63%, 02/15/25		300	303,000
7.63%, 03/01/26		421	421,000
SPX FLOW, Inc.,
5.63%, 08/15/24(a)		94	96,115
SRS Distribution, Inc.,
8.25%, 07/01/26(a)		13	12,708
SS&C Technologies, Inc., 5.50%, 09/30/27(a)		534	547,684
Standard Industries, Inc.(a):
5.50%, 02/15/23		62	62,930
5.38%, 11/15/24		175	178,281
6.00%, 10/15/25		98	102,308
5.00%, 02/15/27		24	23,580
4.75%, 01/15/28		14	13,423
Staples, Inc.(a):
7.50%, 04/15/26		20,402	20,440,254
10.75%, 04/15/27		21,685	22,037,381
Star Merger Sub, Inc.(a):
6.88%, 08/15/26		15,675	16,292,595
10.25%, 02/15/27		9,780	10,207,875
Starwood Property Trust, Inc., 5.00%, 12/15/21		102	104,168
State Street Corp., (LIBOR USD 3 Month + 1.00%),
3.61%, 06/15/47(b)(n)		20,000	15,800,000
Station Casinos LLC,
5.00%, 10/01/25(a)		17	16,703
Steel Dynamics, Inc.:
4.13%, 09/15/25		99	98,258
5.00%, 12/15/26		2	2,060
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)		40	42,100
SunCoke Energy Partners LP, 7.50%, 06/15/25(a)		23	23,201
Sunoco LP:
4.88%, 01/15/23		96	97,560
5.50%, 02/15/26		32	32,560
6.00%, 04/15/27(a)		14	14,525
5.88%, 03/15/28		47	48,175
Surgery Center Holdings, Inc.(a):
6.75%, 07/01/25		143	132,990
10.00%, 04/15/27		94	96,585
Symantec Corp.,
5.00%, 04/15/25(a)		161	164,157
Talen Energy Supply LLC:
6.50%, 06/01/25		18	15,795
10.50%, 01/15/26(a)		18	18,720
Tallgrass Energy Partners LP(a):
4.75%, 10/01/23		8	8,084
5.50%, 09/15/24		103	106,090
5.50%, 01/15/28		330	336,188
Targa Resources Partners LP:
5.13%, 02/01/25		6	6,135
5.88%, 04/15/26		97	102,123
5.38%, 02/01/27		12	12,180
6.50%, 07/15/27(a)		102	109,267
5.00%, 01/15/28		195	191,580
6.88%, 01/15/29(a)		269	290,520
Team Health Holdings, Inc., 6.38%, 02/01/25(a)		152	129,200
Teleflex, Inc.:
4.88%, 06/01/26		13	13,260
4.63%, 11/15/27		68	67,660
Tempo Acquisition LLC,
6.75%, 06/01/25(a)		100	102,125
Tempur Sealy International, Inc., 5.63%, 10/15/23		77	77,963
Tenet Healthcare Corp.:
6.00%, 10/01/20		5,950	6,150,813
8.13%, 04/01/22		280	298,749
4.63%, 07/15/24		131	131,369
5.13%, 05/01/25		22	22,192
6.25%, 02/01/27(a)		359	374,257

14

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
Terex Corp., 5.63%, 02/01/25(a)	USD 286	$289,575
TerraForm Power Operating LLC(a):
4.25%, 01/31/23	80	79,100
6.63%, 06/15/25(o)	85	88,825
5.00%, 01/31/28	81	79,886
Tesla, Inc., 5.30%, 08/15/25(a)	69	58,995
TIBCO Software, Inc., 11.38%, 12/01/21(a)	295	313,806
T-Mobile USA, Inc.:
6.38%, 03/01/25	457	475,147
5.13%, 04/15/25	44	45,320
6.50%, 01/15/26	57	60,973
4.50%, 02/01/26	60	60,250
4.75%, 02/01/28	114	114,997
TransDigm UK Holdings plc, 6.88%, 05/15/26(a)	361	362,805
TransDigm, Inc.:
6.50%, 07/15/24	7,080	7,172,925
6.50%, 05/15/25	46	46,460
6.25%, 03/15/26(a)	23,496	24,465,210
7.50%, 03/15/27(a)	13	13,406
Transocean Pontus Ltd., 6.13%, 08/01/25(a)	73	74,584
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)	143	152,295
Transocean, Inc.:
8.47%, 12/15/21	7	7,403
9.00%, 07/15/23(a)	315	337,050
7.25%, 11/01/25(a)	43	42,570
7.50%, 01/15/26(a)	109	107,365
Travelport Corporate Finance plc, 6.00%, 03/15/26(a)	56	60,200
TRI Pointe Group, Inc., 5.25%, 06/01/27	94	88,830
Tribune Media Co., 5.88%, 07/15/22	3,963	4,018,482
Uber Technologies, Inc., 7.50%, 11/01/23(a)	94	98,700
United Airlines Pass-Through Trust:
Series 2014-2, Class B, 4.63%, 09/03/22	6,012	6,115,293
Series 2013-1, Class A, 4.30%, 08/15/25	4,627	4,797,855
Series 2018-1, Class B, 4.60%, 03/01/26	5,751	5,842,714
United Rentals North America, Inc.:
4.63%, 07/15/23	135	137,194
5.50%, 07/15/25	84	86,982
4.63%, 10/15/25	117	116,122
5.88%, 09/15/26	314	328,130
6.50%, 12/15/26	2	2,140
5.50%, 05/15/27	13	13,390
5.25%, 01/15/30	74	74,370
United States Steel Corp.:
6.88%, 08/15/25	89	83,518
6.25%, 03/15/26	8	7,180
Univision Communications, Inc.(a):
5.13%, 05/15/23	12	11,580
5.13%, 02/15/25	132	123,915
US Airways Pass-Through Trust:
Series 2012-1, Class B, 8.00%, 10/01/19	644	653,828
Series 2012-2, Class B, 6.75%, 06/03/21	2,168	2,280,994
Series 2013-1, Class B, 5.38%, 11/15/21	5,379	5,552,251
USA Compression Partners LP:
6.88%, 04/01/26	153	160,938
6.88%, 09/01/27(a)	93	97,882
USG Corp., 4.88%, 06/01/27(a)	155	156,550
USI, Inc., 6.88%, 05/01/25(a)	24	23,910
Vantage Drilling International, 9.25%, 11/15/23(a)	40	41,300
Vantiv LLC:
3.88%, 11/15/25(a)	GBP 238	323,387
3.88%, 11/15/25	3,800	5,163,318
Veritas US, Inc., 7.50%, 02/01/23(a)	USD 239	231,830
Verizon Communications, Inc., 5.01%, 04/15/49	10,000	11,261,724
Verscend Escrow Corp., 9.75%, 08/15/26(a)	365	385,988

Security	Par (000)	Value

United States (continued)
Vertiv Group Corp., 9.25%, 10/15/24(a)	USD 221	$216,027
ViaSat, Inc., 5.63%, 04/15/27(a)	8,777	8,952,540
VICI Properties 1 LLC, 8.00%, 10/15/23	208	227,255
Viking Cruises Ltd.(a):
6.25%, 05/15/25	91	94,185
5.88%, 09/15/27	339	337,305
Vistra Operations Co. LLC, 5.63%, 02/15/27(a)	129	132,386
Vizient, Inc., 6.25%, 05/15/27(a)	137	141,453
Wabash National Corp., 5.50%, 10/01/25(a)	96	91,200
Waste Pro USA, Inc., 5.50%, 02/15/26(a)	52	51,740
Weatherford International Ltd., 5.13%, 09/15/20	75	61,500
WellCare Health Plans, Inc.:
5.25%, 04/01/25	111	114,607
5.38%, 08/15/26(a)	159	166,521
Western Digital Corp., 4.75%, 02/15/26	199	192,035
WEX, Inc., 4.75%, 02/01/23(a)	133	133,499
Whiting Petroleum Corp., 6.63%, 01/15/26	109	108,831
William Carter Co. (The), 5.63%, 03/15/27(a)	50	51,688
Williams Scotsman International, Inc.(a):
7.88%, 12/15/22	48	50,280
6.88%, 08/15/23	62	63,085
WMG Acquisition Corp.:
4.13%, 11/01/24	EUR 1,337	1,567,973
5.50%, 04/15/26(a)	USD 35	35,788
Series APR, 3.63%, 10/15/26	EUR 100	116,636
WPX Energy, Inc.:
6.00%, 01/15/22	USD 2	2,080
8.25%, 08/01/23	89	101,571
5.75%, 06/01/26	6	6,203
Wyndham Destinations, Inc., 5.40%, 04/01/24	5	5,125
Wyndham Worldwide Corp., 5.75%, 04/01/27	18	18,090
Xerox Corp.:
5.63%, 12/15/19	5,840	5,913,000
2.80%, 05/15/20	7,790	7,730,017
4.50%, 05/15/21	2,920	2,952,120
4.12%, 03/15/23	7,360	7,288,608
4.80%, 03/01/35	113	90,965
6.75%, 12/15/39	2	1,905
XPO Logistics, Inc., 6.75%, 08/15/24(a)	6	6,195
Yum! Brands, Inc., 5.35%, 11/01/43	2	1,760
Zayo Group LLC:
6.00%, 04/01/23	2	2,033
6.38%, 05/15/25	173	176,027
5.75%, 01/15/27(a)	602	611,030

		1,309,891,226

Vietnam — 0.0%
Vinpearl JSC, 3.50%, 06/14/23(j)	600	635,983

Zambia — 1.1%
First Quantum Minerals Ltd.(a):
7.00%, 02/15/21	2,745	2,786,175
7.25%, 05/15/22	17,550	17,747,437
7.25%, 04/01/23	15,150	15,006,075

		35,539,687

Total Corporate Bonds — 76.4% (Cost: $2,456,225,162)		2,447,553,422

15

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Floating Rate Loan Interests — 15.3%(i)

Australia — 0.0%
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 3 Month + 1.75%), 4.34%, 10/19/24	USD	213	$212,685

Bermuda — 0.0%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.88%, 05/27/24		199	177,616

Canada — 0.4%
1011778 BC ULC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.73%, 02/16/24		2,925	2,915,698
Bausch Health Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.47%, 06/02/25		5,862	5,885,671
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 6.23%, 05/31/25(d)		276	272,315
Dentalcorp Perfect Smile ULC, Delayed Draw Term Loan, (LIBOR USD 1 Month + 3.75%), 0.00% - 6.23%, 05/31/25(d)		51	50,164
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 11/30/23(p)		445	444,724
GFL Environmental, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.48%, 05/30/25		560	554,929
Hudsons Bay Co., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.81%, 09/30/22		485	478,096
Mastronardi Produce Ltd., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 05/01/25		184	182,694
MEG Energy Corp., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.99%, 12/31/23		228	228,081
Standard Aero Holding, Inc., Term Loan, (LIBOR USD 6 Month + 4.00%), 12/30/24(p)		148	148,123
Titan Acquisition Ltd., Term Loan, (LIBOR USD 1 Month + 3.00%), 03/28/25(p)		556	533,145
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 09/28/23(p)		1,621	1,615,514

			13,309,154

Denmark — 0.2%
Evergood 4 ApS, Term Loan B, (EURIBOR 3 Month + 3.00%), 3.00%, 02/06/25	EUR	2,410	2,674,634
TDC A/S, Term Loan, 06/04/25(p)		4,102	4,603,193

			7,277,827

France — 0.4%
Altice France SA, Term Loan, 07/31/25(p)		3,947	4,308,253
Altice France SA, Term Loan B, (EURIBOR 3 Month + 3.00%), 3.00%, 01/31/26		1,990	2,172,347
Altran Technologies SA, Term Loan, (LIBOR USD 3 Month + 2.25%), 4.88%, 03/20/25	USD	208	206,536
HomeVi SAS, Term Loan, (EURIBOR 3 Month + 3.00%), 3.00%, 10/31/24	EUR	2,500	2,791,045
Oberthur Technologies SA, Facility B Term Loan, (EURIBOR 3 Month + 3.75%), 3.75%, 01/10/24		2,000	2,227,789

			11,705,970

Germany — 0.4%
HENSOLDT Holding GmbH, Term Loan B3, (EURIBOR 3 Month + 3.25%), 3.25%, 02/28/24		5,000	5,499,373
LSF10 XL Bidco SCA, Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 04/11/24		1,000	1,117,158
OXEA Holding Vier GmbH, Term Loan, (LIBOR USD 1 Month + 3.50%), 6.13%, 10/14/24	USD	374	374,424

Security		Par (000)	Value

Germany (continued)
Rain Carbon GmbH, Term Loan, (EURIBOR 6 Month + 3.00%), 3.00%, 12/11/24	EUR	3,000	$3,213,384
TigerLuxOne SARL, Term Loan, (EURIBOR 3 Month + 4.50%), 5.50%, 02/22/24		2,450	2,765,094

			12,969,433

Ireland — 0.2%
Eircom Finco SARL, Term Loan B, 03/25/26(p)		6,250	6,994,227

Luxembourg — 1.1%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 08/18/24	USD	453	452,793
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 01/31/26		315	304,102
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.75%, 04/29/24		369	364,666
Gol Luxco SA, Term Loan, (LIBOR USD 6 Month + 6.50%), 6.50%, 08/31/20		19,925	20,190,600
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 1 Month + 4.50%), 6.98%, 01/02/24		327	328,826
Invictus Co., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.48%, 03/28/25		500	499,113
ION Trading Technologies SARL, Term Loan, (EURIBOR 3 Month + 3.25%), 4.25%, 11/21/24	EUR	2,951	3,250,758
IVG Holdco Loan Ltd., Term Loan, (EURIBOR 6 Month + 0.00%), 2.00%, 10/31/19(d)		74	3,880
JBS USA LLC, Term Loan B, (LIBOR USD 3 Month + 0.00%), 04/24/26(p)	USD	283	283,354
JBS USA Lux SA, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 10/30/22		380	379,748
LSF10 XL Bidco SCA, Term Loan B, (EURIBOR 3 Month + 3.75%), 3.75% - 4.00%, 04/11/24	EUR	2,666	2,978,446
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.35%, 09/24/24	USD	242	216,949
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.73%, 04/16/25		536	536,435
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 03/18/26(p)		4,039	3,944,770

			33,734,440

Netherlands — 0.5%
Action Holding BV, Term Loan B, 03/07/25(p)	EUR	7,000	7,778,968
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.60%, 01/31/24	USD	617	613,665
Bach Finance Ltd., Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 08/30/24	EUR	2,000	2,225,434
Hexion, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 3.00%), 5.60%, 10/12/20	USD	90	90,112
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 04/29/24		366	360,449
Sapphire Bidco BV, Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 05/05/25	EUR	2,500	2,720,385
Starfruit Finco BV, Term Loan, (LIBOR USD 1 Month + 3.25%), 10/01/25(p)	USD	157	156,314
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 6.10%, 07/10/25		633	635,570

16

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
TMF Group Holding BV, 2nd Lien Term Loan, (EURIBOR 3 Month + 6.88%), 6.88%, 05/04/26	EUR	1,500	$1,589,868

			16,170,765

Norway — 0.1%
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.75%), 3.75%, 02/24/25		2,000	2,216,573

Poland — 0.2%
Pfleiderer Group SA, Term Loan, 08/01/24(p)		5,500	6,188,108

Puerto Rico — 0.0%
Evertec, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.98%, 11/27/24	USD	350	350,707

Spain — 0.7%(p)
Promotora de Informaciones SA, 1st Lien Term Loan 2, 11/30/22	EUR	16,763	18,397,389
Promotora de Informaciones SA, Term Loan, 12/31/22		3,281	3,577,462

			21,974,851

Sweden — 0.4%
Diaverum AB, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.25%), 3.25%, 07/04/24		4,500	4,996,728
Unilabs Diagnostics AB, Term Loan B, (EURIBOR 6 Month + 0.00%), 2.75%, 04/19/24		1,700	1,874,000
Verisure Holding AB, 1st Lien Term Loan B, (EURIBOR 3 Month + 3.50%), 3.50%, 10/21/22		4,000	4,486,400
Verisure Holding AB, Term Loan B1, (EURIBOR 3 Month + 3.00%), 3.00%, 10/21/22		2,700	2,998,339

			14,355,467

Switzerland — 0.3%
Swissport Financing SARL, Term Loan, (EURIBOR 3 Month + 4.38%), 4.38%, 02/09/22		4,916	5,523,034
Swissport Investments AG, Term Loan, (EURIBOR 3 Month + 4.75%), 4.75%, 02/08/22		4,788	5,391,427

			10,914,461

United Kingdom — 0.5%
EG Group Ltd., Term Loan B1, (EURIBOR 3 Month + 4.00%), 4.00%, 02/07/25		5,950	6,600,825
EURO Garages Ltd., Term Loan B1, (LIBOR USD 3 Month + 4.00%), 6.60%, 02/07/25	USD	123	121,379
New Look Finance Ltd., Term Loan, (LIBOR GBP 3 Month + 12.00%), 12.68%, 12/30/24(d)	GBP	428	557,902
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.72%, 05/15/24	USD	192	190,601
Theramex SpA, Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 01/31/25	EUR	2,500	2,770,716
Vue Technology, Inc., Term Loan, 12/20/25(p)		4,000	4,454,636

			14,696,059

United States — 9.9%
ABC Supply Co., Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.48%, 10/31/23	USD	3,667	3,633,275
Access CIG LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.23%, 02/27/25		204	204,595
Achilles Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.50%, 10/03/25		218	217,455
Adient US LLC, Term Loan B, (LIBOR USD 6 Month + 0.00%), 04/25/24(p)		107	106,967

Security		Par (000)	Value

United States (continued)
AES Corp. (The), Term Loan, (LIBOR USD 3 Month + 1.75%), 4.38%, 05/31/22	USD	443	$443,151
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.98%, 06/30/25		246	246,448
Albany Molecular Research, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.73%, 08/30/24		172	171,409
Albertson’s LLC, Term Loan B7, (LIBOR USD 1 Month + 3.00%), 5.48%, 11/17/25		549	549,804
AlixPartners LLP, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 04/04/24		633	633,581
Allegiant Travel Co., Term Loan, (LIBOR USD 6 Month + 4.50%), 7.23%, 02/25/24		22,583	22,583,000
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.24%, 05/09/25		403	395,547
Allied Universal Holdco LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.23%, 07/28/22		304	298,698
American Airlines, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 4.48%, 10/10/21		190	189,192
American Airlines, Inc., Term Loan B23, (LIBOR USD 1 Month + 2.00%), 4.48%, 04/28/23		99	98,518
Applied Systems, Inc., Term Loan:
(LIBOR USD 1 Month + 3.00%), 5.48% , 09/19/24		374	373,104
(LIBOR USD 1 Month + 7.00%), 9.48% , 09/19/25		154	156,673
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.48%, 07/12/24		364	362,628
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.25%), 7.79%, 08/12/22		356	355,899
AssuredPartners, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.73%, 10/22/24		457	454,633
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 3.00%), 5.48%, 11/03/23		335	335,494
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 11/03/24		547	548,628
Asurion LLC, Term Loan B4, (LIBOR USD 1 Month + 3.00%), 5.48%, 08/04/22		187	187,679
Athenahealth, Inc., Term Loan B, (LIBOR USD 3 Month + 4.50%), 7.20%, 02/05/26		5,218	5,241,898
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 6.24%, 11/30/25(d)		258	261,259
Avantor, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.23%, 11/21/24		562	564,577
Avaya, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.72%, 12/15/24		560	561,304
Avolon Borrower 1 LLC, 1st Lien Term Loan B3, (LIBOR USD 1 Month + 2.00%), 4.49%, 01/15/25		197	196,613
Ball Metalpack Finco LLC, Term Loan, (LIBOR USD 1 Month + 4.50%), 6.98%, 07/31/25		228	227,990
BCP Raptor II LLC, Term Loan, (LIBOR USD 3 Month + 4.75%), 7.37%, 10/22/25		395	382,040
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.73%, 01/02/25		328	325,114
Boxer Parent Co., Inc., Term Loan B, (LIBOR USD 3 Month + 4.25%), 6.85%, 10/02/25		337	334,940
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.67%, 09/15/23		432	432,417

17

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.80% - 6.85%, 06/21/24	USD	448	$438,880
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.23%, 11/07/23		556	554,963
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.85%, 04/03/24		454	448,222
Cablevision CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.72%, 07/17/25		227	226,283
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 12/23/24		766	767,910
Caliber Collision Centers, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.98%, 02/05/26		410	412,562
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 10.38%), 12/31/21(p)		178	182,740
Calpine Construction Finance Co. LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 01/15/25		227	227,182
Calpine Corp., Term Loan B9, (LIBOR USD 3 Month + 2.75%), 5.34%, 03/20/26		286	286,715
Camelot Group LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 10/03/23		543	541,870
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.83%, 11/01/24		277	274,681
Cast & Crew Payroll LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 6.49%, 01/16/26		227	228,475
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.23%, 04/28/25		248	250,894
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.24%, 04/29/24		369	367,976
CCM Merger, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.73%, 08/06/21		417	416,920
CEC Entertainment, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 02/12/21		355	353,455
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 01/31/25		561	556,717
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 03/01/24		448	448,173
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 05/16/24(p)		699	685,253
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 4.24%, 04/03/25		445	442,746
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.48%, 06/07/23		444	443,764
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.98%, 10/10/23		300	295,875
Ciena Corp., Term Loan B1, (LIBOR USD 1 Month + 2.00%), 4.49%, 09/26/25		332	332,539
CLEAResult Consulting, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.98%, 08/15/25		236	234,046
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 11/28/22(p)		159	158,006
Concentra, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.50%), 8.98%, 07/25/23		263	264,532
Concentra, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 06/01/22		214	213,976

Security		Par (000)	Value

United States (continued)
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.49%, 02/15/24	USD	545	$545,309
Dayton Power and Light Co. (The), Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.48%, 08/24/22		227	226,831
Deerfield Holdings Corp., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.73%, 02/13/25		262	258,601
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.49%, 09/07/23		544	544,018
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.99%, 12/20/24		298	281,725
Doosan Infracore International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.60%, 05/18/24		177	175,885
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 7.29% - 7.33%, 09/29/23		512	480,764
DTZ US Borrower LLC, Term Loan, (LIBOR USD 6 Month + 3.25%), 5.73%, 12/31/22		491	490,530
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 7.48%, 02/06/26		13,782	13,876,820
E.W. Scripps Co. (The), Term Loan B, (LIBOR USD 6 Month + 0.00%), 04/03/26(d)(p)		132	132,330
Edgewater Generation LLC, Term Loan, (LIBOR USD 6 Month + 3.75%), 6.23%, 12/13/25		97	97,120
EIF Channelview Cogeneration LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.74%, 05/03/25		132	132,503
Energizer Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.75%, 12/17/25		101	101,178
EnergySolutions LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.35%, 05/30/25		182	170,730
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.23%, 10/10/25		352	339,817
Epicor Software Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.74%, 06/01/22		266	265,793
Equian Buyer Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 05/20/24		270	268,996
Equinox Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.48%, 03/08/24		169	168,542
ESH Hospitality, Inc. Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.48%, 08/30/23		448	447,229
EURO Garages Ltd., Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.60%, 02/07/25		63	62,681
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.48%, 03/29/25		632	633,633
Financial & Risk US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 10/01/25(p)		4,343	4,293,781
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.63%, 12/29/23		6,394	6,290,298
Flex Acquisition Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.88%, 06/30/25		330	323,921
Forest City, Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.48%, 12/31/25		431	433,432
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.48%, 08/13/25		259	257,706
Gardner Denver, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 07/30/24		639	639,479
Gates Global LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 04/01/24		658	658,391

18

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 8.48%, 03/01/24	USD	277	$206,025
Gentiva Health Services, Inc., Term Loan, (LIBOR USD 1 Month + 7.00%), 9.50%, 07/02/26		24,774	25,392,975
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 6.25%, 07/02/25		21,044	21,083,581
Genuine Financial Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.23%, 07/12/25		221	220,935
GEO Group Refinancing, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.49%, 03/22/24		486	469,224
Global Payments, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.23%, 10/17/25		137	136,856
Golden Nugget, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 10/04/23(p)		205	204,978
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.47%, 10/10/25		368	367,961
GrafTech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.98%, 02/12/25(d)		510	509,654
Gray Television, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 01/02/26		137	136,862
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.73%, 02/07/24		337	336,892
Greeneden US Holdings I LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 12/01/23		273	273,476
Greenhill & Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.73%, 04/12/24		150	149,813
Harbor Freight Tools USA, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 08/18/23		183	181,490
Hargray Communications Group, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 05/16/24		329	327,462
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 7.35%, 11/03/23		311	272,872
HD Supply Waterworks Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.63%, 08/01/24		445	445,354
HD Supply, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.23%, 10/17/23		436	436,215
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 6.17%, 05/23/25		130	126,893
Horizon Pharma, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.50%, 03/29/24		633	635,505
Hostess Brands LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.73% - 4.83%, 08/03/22		544	543,198
Hub International Ltd., Term Loan B, (LIBOR USD 3 Month + 2.75%), 04/25/25(p)		1,393	1,378,089
IG Investments Holdings LLC, Term Loan, (LIBOR USD 3 Month + 4.00%), 6.48% - 6.60%, 05/23/25		673	672,777
iHeartCommunications, Inc., Tranche D Term Loan, 01/30/20(e)(k)(p)		1,377	1,018,431
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.60%, 06/15/21		738	741,245
Infor US, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 02/01/22		669	669,258
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 08/05/22		29,990	30,077,329
Information Resources, Term Loan, (LIBOR USD 3 Month + 4.50%), 7.13%, 11/07/25		85	84,187

Security		Par (000)	Value

United States (continued)
Invictus Co., Term Loan B26, (LIBOR USD 1 Month + 6.75%), 9.23%, 03/30/26(d)	USD	130	$129,350
IPS Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 11/07/24		349	347,201
IRB Holding Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 02/05/25(p)		543	541,818
Iron Mountain, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.23%, 01/02/26		294	288,128
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 08/18/22		660	655,753
Jeld-Wen, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 4.60%, 12/14/24		182	181,275
KAR Auction Services, Inc., Term Loan B5, (LIBOR USD 3 Month + 2.50%), 5.13%, 03/09/23		385	384,480
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.98%, 07/03/24		328	327,845
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.74%, 11/01/23		876	876,382
Lakeland Tours LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.61%, 12/16/24		352	350,265
Lattice Semiconductor Corp., Term Loan, 12/30/24(p)		–	–
Learfield Communications LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90% - 5.74%, 12/01/23		669	670,236
Leslie’s Poolmart, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.98%, 08/16/23		374	363,873
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.73%, 02/22/24		677	677,196
Lifescan Global Corp., Term Loan U, (LIBOR USD 3 Month + 6.00%), 8.60% - 8.66%, 10/01/24		109	107,013
Lions Gate Entertainment, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.73%, 03/24/25		331	329,444
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.98%, 09/06/25		320	315,683
McAfee LLC, Term Loan:
(LIBOR USD 1 Month + 3.75%), 6.23% , 09/30/24		13,848	13,926,070
(LIBOR USD 1 Month + 8.50%), 10.98% , 09/29/25		39,352	39,745,912
McDermott International, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 05/12/25(p)		211	208,657
Meredith Corp., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 01/31/25		338	338,528
Messer Industries LLC, Term Loan, (LIBOR USD 3 Month + 2.50%), 5.10%, 03/01/26		524	522,365
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.48%, 03/21/25		546	545,693
Microchip Technology, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.49%, 05/29/25		292	291,205
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.73%, 11/29/24		358	353,044
Momentive Performance Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 6 Month + 0.00%), 04/18/24(d)(p)		100	100,125
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 5.35%, 06/07/23		4,504	4,457,198

19

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 11/15/24	USD	598	$597,536
National Veterinary Associates, Inc., Term Loan B3, (LIBOR USD 1 Month + 2.75%), 5.23%, 02/02/25		339	333,115
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.72%, 10/25/20		356	329,399
New Lightsquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 0.00%, 12/07/20(h)		254	188,594
Nielsen Finance LLC, Term Loan, (EURIBOR 1 Month + 2.50%), 2.50%, 10/04/23	EUR	990	1,108,016
NRG Energy, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.23%, 06/30/23	USD	329	328,723
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.98%, 10/20/22		602	587,122
Optiv, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 02/01/24(p)		98	92,200
Orchid Orthopedic Solutions LLC, Term Loan, (LIBOR USD 3 Month + 4.50%), 7.10%, 02/28/26(d)		94	94,587
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 06/30/25		546	535,440
Oxbow Carbon LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.98%, 01/04/23(d)		129	130,022
Panther BF Aggregator 2 LP, Term Loan B(p): 03/18/26	EUR	7,000	7,853,398
(LIBOR USD 6 Month + 3.50%), 03/18/26	USD	394	395,233
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.99%, 08/01/25		300	264,564
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 6.10%, 08/01/24		125	114,759
Penn National Gaming, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 4.73%, 10/15/25		188	187,560
Pike Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.99%, 03/12/25		220	220,584
Plaskolite, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.25%), 6.72%, 12/15/25		171	170,999
Ply Gem, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.35%, 04/01/25		149	146,947
Post Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.49%, 05/24/24		334	333,758
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.99%, 07/31/25		315	313,240
PQ Corp., Term Loan, (LIBOR USD 3 Month + 2.50%), 5.08%, 02/08/25		374	373,165
Press Ganey Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 10/23/23		327	326,719
Prestige Brands, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.48%, 01/26/24		207	206,238
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 05/02/22		282	282,292
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.73% - 5.88%, 02/21/25		428	420,252
Rackspace Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.74%, 11/03/23		234	221,594

Security		Par (000)	Value

United States (continued)
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 02/01/24	USD	292	$291,290
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.73%, 02/08/25		247	240,498
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 8.08%, 12/07/24		390	390,917
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 02/05/23		796	796,880
RHP Hotel Properties LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.61%, 05/11/24		263	262,998
RP Crown Parent LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 10/12/23		150	149,430
SBA Senior Finance II LLC, 2nd Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.49%, 04/06/25		543	539,479
Scientific Games International, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 08/14/24		444	442,357
ScribeAmerica Intermediate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.97%, 04/03/25		364	360,064
Sedgwick, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.73%, 12/31/25		1,107	1,103,627
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.78%, 11/28/21		479	472,921
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.97% - 5.97% , 11/08/23		288	208,101
(LIBOR USD 1 Month + 8.00%), 10.47% , 11/08/24		38	16,200
ServiceMaster Co. LLC (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 11/08/23		57	57,092
SIRVA Worldwide, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 7.98% - 8.13%, 08/04/25(d)		354	352,006
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 01/23/25		367	365,027
Solar Winds Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 02/05/24		671	671,385
Solera LLC, Term Loan B1, (LIBOR USD 1 Month + 2.75%), 5.23%, 03/03/23		700	700,502
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.85%, 09/30/22		547	547,074
Sound Inpatient Physicians, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 06/27/25		213	213,121
Sound Inpatient Physicians, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.23%, 06/26/26		117	116,561
Spin Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.85%, 11/14/22		3,051	3,010,683
Springer Science+business Media LLC, Term Loan B14, (EURIBOR 3 Month + 3.25%), 3.75%, 08/15/22	EUR	2,427	2,717,364
Springs Window Fashions LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.25%), 6.74%, 05/25/25	USD	392	385,667
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 5.00%, 02/02/24		400	388,065

20

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Sprint Communications, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.50%, 02/02/24	USD	19	$19,018
SRS Distribution, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 05/23/25		378	367,212
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.73%, 04/16/25		751	750,846
SS&C Technologies Holdings, Inc., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.73%, 07/08/22		210	209,969
SSH Group Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.79% - 6.83%, 07/30/25		236	233,811
Standard Aero, Inc., Term Loan, (LIBOR USD 6 Month + 4.00%), 01/23/26(p)		274	275,509
Staples, Inc., Term Loan, (LIBOR USD 6 Month + 4.50%), 7.10%, 09/12/24		4,991	4,903,399
Staples, Inc., Term Loan B, 04/16/26(p)		9,600	9,475,200
Station Casinos LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 06/08/23(p)		449	449,060
Sterigenics-Nordion Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 05/15/22(p)		174	172,774
Sundyne US Purchaser, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 0.00%), 04/23/26(d)(p)		227	227,284
Tank Holdings Corp., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.48% - 6.79%, 12/30/24		131	131,819
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 02/06/24		158	147,993
Telenet Financing LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.72%, 08/15/26		394	392,389
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 05/01/24		549	548,732
Terex Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 01/31/24		48	48,090
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.23%, 05/06/24(d)		396	365,947
TKC Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.24%, 02/01/23		304	302,941
TMK Hawk Parent Corp., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.99%, 08/28/24		244	216,548
Trans Union LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.48%, 04/10/23		417	416,790
Trans Union Term Loan, 1st Lien Term loan B4, (LIBOR USD 1 Month + 2.00%), 4.48%, 06/19/25		6	5,950
Transdigm, Inc., Term Loan F, (LIBOR USD 1 Month + 2.50%), 4.98%, 06/09/23		852	848,781
Trugreen Ltd. Partnership, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.75%), 6.22%, 03/13/26(d)		280	281,364
Uber Technologies, Inc., Term Loan: (LIBOR USD 1 Month + 3.50%), 07/13/23(p)		238	237,881
(LIBOR USD 1 Month + 4.00%), 6.48% , 03/14/25		412	413,346
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 04/08/26(p)		6,599	6,641,894
United Rentals, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.23%, 10/31/25		202	201,759
Unitymedia Hessen GmbH & Co. KG, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.72%, 09/30/25		507	505,945

Security		Par (000)	Value

United States (continued)
Universal Hospital Services, Inc., Delayed Draw Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.56%, 10/18/25(d)	USD	347	$346,132
Univision Communications, Inc., Term Loan C5, (LIBOR USD 1 Month + 2.75%), 5.23%, 03/15/24		227	218,306
US Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.48%, 06/27/23		675	672,813
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.60%, 05/16/24		631	624,148
USIC Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 12/08/23		369	368,532
Varsity Brands, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.98%, 12/16/24		163	161,950
Vectra Co., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.73%, 02/23/25		299	287,345
VeriFone Systems, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 8.00%), 10.68%, 08/20/26		8,259	8,259,000
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.98%, 08/27/25		893	897,199
Vertafore, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 07/02/25		150	148,238
Vertiv Co., Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.63%, 11/30/23(d)		475	453,502
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.49%, 12/20/24		770	768,318
Vistra Operations Co. LLC, Term Loan B3, (LIBOR USD 1 Month + 2.00%), 4.47% - 4.48%, 12/31/25		449	448,642
Vizient, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 02/13/23		166	165,469
Vizient, Inc., Term Loan B5, (LIBOR USD 6 Month + 0.00%), 05/17/26(p)		111	110,976
Weight Watchers International, Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 7.35%, 11/29/24		178	171,061
WELBILT, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 10/11/25(d)		178	177,904
West Corp., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.63%, 10/10/24		478	461,933
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.23%, 04/29/23		673	666,523
WEX, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.73%, 06/30/23		438	438,449
William Morris Endeavor Entertainment LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.36%, 05/18/25		1,877	1,826,392
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 12/19/23(p)		329	328,417
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 12/02/24		295	290,435
Worldpay LLC, Term Loan, (LIBOR USD 1 Month + 1.75%), 4.18% - 4.22%, 08/09/24		229	229,269
WP CityMD Bidco LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 6.10%, 06/07/24		243	237,990
WP CPP Holdings, Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.24% - 6.34%, 03/16/25		180	179,645
Zayo Group LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.48%, 01/19/21		549	549,259

21

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Ziggo Secured Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.97%, 04/15/25	USD	456	$451,523

			317,549,190

Total Floating Rate Loan Interests — 15.3% (Cost: $494,338,178)			490,797,533

Foreign Agency Obligations — 0.6%

China — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	600	630,483
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21	USD	400	384,260
Inner Mongolia High-Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20		258	253,162

			1,267,905

France — 0.2%
Electricite de France SA(b)(f):
(EUR Swap Annual 12 Year + 3.04%), 5.00%	EUR	4,200	5,085,222
(GBP Swap 13 Year + 3.96%), 6.00%	GBP	1,100	1,509,626

			6,594,848

India — 0.1%
NTPC Ltd., 5.63%, 07/14/21	USD	1,100	1,149,681
Oil India Ltd., 5.13%, 02/04/29		640	670,464
Power Finance Corp. Ltd., 3.75%, 12/06/27		1,100	1,037,603

			2,857,748

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT:
5.23%, 11/15/21		425	441,469
5.71%, 11/15/23		1,700	1,823,156
6.53%, 11/15/28		250	284,375
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	4,960,000	332,929
Perusahaan Listrik Negara PT, 6.15%, 05/21/48	USD	1,100	1,216,705
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	4,580,000	307,776

			4,406,410

Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 4.38%, 04/16/49(a)	USD	1,145	1,113,970

Venezuela — 0.1%
Petroleos de Venezuela SA(e)(k):
6.00%, 11/15/26		4,200	882,000
9.75%, 05/17/35		1,500	382,500

			1,264,500

Total Foreign Agency Obligations — 0.6% (Cost: $18,401,194)			17,505,381

Foreign Government Obligations — 1.5%

Argentina — 0.1%
Republic of Argentina, 3.38%, 01/15/23	EUR	5,000	4,061,902

Belarus — 0.1%
Republic of Belarus, 6.88%, 02/28/23	USD	2,080	2,173,600

Croatia — 0.2%
Republic of Croatia, 3.88%, 05/30/22	EUR	6,000	7,436,208

Egypt — 0.2%
Arab Republic of Egypt, 4.75%, 04/16/26		4,200	4,598,840

Security		Par (000)	Value

Indonesia — 0.3%
Perusahaan Penerbit SBSN Indonesia III,
4.45%, 02/20/29	USD	1,575	$1,626,274
Republic of Indonesia:
2.88%, 07/08/21	EUR	6,200	7,327,693
5.35%, 02/11/49	USD	1,025	1,144,530

			10,098,497

Kazakhstan — 0.2%
Republic of Kazakhstan, 1.55%, 11/09/23	EUR	4,500	5,223,852

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22	USD	1,400	1,358,770

Russia — 0.2%
Russian Federation, 5.00%, 04/29/20		5,400	5,499,900

Sri Lanka — 0.1%
Republic of Sri Lanka:
5.75%, 01/18/22		1,200	1,188,402
6.85%, 03/14/24		425	428,187
7.85%, 03/14/29		850	871,501

			2,488,090

Ukraine — 0.1%
Republic of Ukraine, 7.75%, 09/01/21		4,200	4,166,400

Total Foreign Government Obligations — 1.5% (Cost: $47,955,202)			47,106,059

Non-Agency Mortgage-Backed Securities — 0.7%

Collateralized Mortgage Obligations — 0.1%

United Kingdom — 0.1%
Paragon Mortgages No. 13 plc, Series 13X, Class A2C, 2.78%, 01/15/39(c)		4,556	4,265,536

Commercial Mortgage-Backed Securities — 0.5%

United States — 0.5%
Core Industrial Trust(a)(c):
Series 2015-CALW, Class F, 3.98%, 02/10/34		4,620	4,641,727
Series 2015-CALW, Class G, 3.98%, 02/10/34		5,640	5,618,318
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.88%, 04/15/37		15	14,291
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 3.49%, 12/15/34(a)(c)		2,466	2,445,975
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(a)(c)		2,545	2,532,668

			15,252,979

Interest Only Commercial Mortgage-Backed Securities — 0.1%

United States — 0.1%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.89%, 05/10/58(c)		20,782	1,891,380

Total Non-Agency Mortgage-Backed Securities — 0.7% (Cost: $20,864,044)			21,409,895

Preferred Securities — 0.3%

Capital Trusts — 0.3%

United Kingdom — 0.2%
Lloyds Banking Group plc(f)(i):
6.41%(a)		1,752	1,808,940
6.66%		701	731,669
6.66%(a)		3,994	4,168,737

			6,709,346

22

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States — 0.1%(f)(i)
Andeavor Logistics LP, Series A, 6.87%	USD	141	$142,586
Bank of America Corp., Series Z, 6.50%		34	37,339
Goldman Sachs Group, Inc. (The), Series P, 5.00%		53	50,456
State Street Corp., Series H, 5.63%		3,185	3,232,775
Wells Fargo & Co., Series U, 5.87%		80	86,400

			3,549,556

Total Capital Trusts — 0.3% (Cost: $11,000,288)			10,258,902

		Shares

Preferred Stocks — 0.0%

Luxembourg — 0.0%
Novartex Holding Luxembourg SCA(d)		94	—

Total Preferred Stocks — 0.0% (Cost: $0)			—

Total Preferred Securities — 0.3% (Cost: $11,000,288)			10,258,902

		Par (000)

U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes, 2.63%, 02/15/29		3,668	3,705,599

Total U.S. Treasury Obligations — 0.1% (Cost: $3,662,674)			3,705,599

Total Long-Term Investments — 101.7% (Cost: $3,303,308,126)			3,258,368,682

Short-Term Securities — 22.8%

Borrowed Bond Agreements — 22.3%(q)
Amherst Pierpont Securities LLC, 2.75%, 05/01/19 (Purchased on 04/30/19 to be repurchased at USD 53,116,472, collateralized by U.S. Treasury Bonds, 3.38%, due at 11/15/48, par and fair value of USD 48,394,000 and $52,611,462, respectively)		53,112	53,112,415
Amherst Pierpont Securities LLC, 2.80%, 05/01/19 (Purchased on 04/30/19 to be repurchased at USD 6,607,195, collateralized by U.S. Treasury Notes, 2.25%, due at 03/31/26, par and fair value of USD 6,665,000 and $6,604,338, respectively)		6,607	6,606,681
Amherst Pierpont Securities LLC, 2.85%, 05/01/19 (Purchased on 04/30/19 to be repurchased at USD 24,529,286, collateralized by U.S. Treasury Notes, 2.38%, due at 03/15/22, par and fair value of USD 24,375,000 and $24,474,975, respectively)		24,527	24,527,344
Barclays Bank plc, 2.80%, 05/01/19 (Purchased on 04/30/19 to be repurchased at USD 9,476,987, collateralized by U.S. Treasury Notes, 2.25%, due at 04/30/24, par and fair value of USD 9,500,000 and $9,485,527, respectively)		9,476	9,476,250

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (4.90)%, Open (Purchased on 04/25/19 to be repurchased at EUR 2,978,190, collateralized by Distribuidora Internacional de Alimentacion SA, 1.50%, due at 07/22/19, par and fair value of EUR 3,400,000 and $3,302,439, respectively)(r)	EUR	2,980	$3,342,612
Barclays Bank plc, (2.85)%, Open (Purchased on 03/22/19 to be repurchased at EUR 4,236,227, collateralized by Casino Guichard Perrachon SA, 5.98%, due at 05/26/21, par and fair value of EUR 3,800,000 and $4,535,381, respectively)(r)		4,248	4,764,931
Barclays Bank plc, (2.50)%, Open (Purchased on 01/30/19 to be repurchased at EUR 304,709, collateralized by Auchan Holding SADIR, 2.25%, due at 04/06/23, par and fair value of EUR 300,000 and $348,912, respectively)(r)		306	343,695
Barclays Bank plc, (2.50)%, Open (Purchased on 12/07/18 to be repurchased at EUR 1,120,294, collateralized by Auchan Holding SADIR, 2.25%, due at 04/06/23, par and fair value of EUR 1,100,000 and $1,279,341, respectively)(r)		1,127	1,264,196
Barclays Bank plc, (2.00)%, Open (Purchased on 02/01/19 to be repurchased at EUR 1,125,838, collateralized by Faurecia SA, 3.63%, due at 06/15/23, par and fair value of EUR 1,100,000 and $1,260,903, respectively)(r)		1,131	1,268,730
Barclays Bank plc, (1.85)%, Open (Purchased on 02/01/19 to be repurchased at EUR 1,126,793, collateralized by Faurecia SA, 3.63%, due at 06/15/23, par and fair value of EUR 1,100,000 and $1,260,903, respectively)(r)		1,132	1,269,420
Barclays Bank plc, (1.40)%, Open (Purchased on 01/31/19 to be repurchased at EUR 3,550,658, collateralized by Telenet Finance Luxembourg Notes SARL, 3.50%, due at 03/01/28, par and fair value of EUR 3,600,000 and $4,103,260, respectively)(r)		3,563	3,995,782
Barclays Bank plc, (1.40)%, Open (Purchased on 01/30/19 to be repurchased at EUR 1,969,507, collateralized by Telenet Finance Luxembourg Notes SARL, 3.50%, due at 03/01/28, par and fair value of EUR 2,000,000 and $2,279,589, respectively)(r)		1,976	2,216,671
Barclays Bank plc, (1.35)%, Open (Purchased on 01/23/19 to be repurchased at EUR 1,754,074, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,750,000 and $2,001,836, respectively)(r)		1,763	1,977,388
Barclays Bank plc, (1.35)%, Open (Purchased on 01/11/19 to be repurchased at EUR 2,664,106, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 2,700,000 and $3,088,547, respectively)(r)		2,683	3,009,327
Barclays Bank plc, (1.30)%, Open (Purchased on 03/21/19 to be repurchased at EUR 474,035, collateralized by Safari Verwaltungs GmbH, 5.38%, due at 11/30/22, par and fair value of EUR 500,000 and $531,919, respectively)(r)		474	531,678

23

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (1.20)%, Open (Purchased on 01/24/19 to be repurchased at EUR 537,217, collateralized by Valeo SA, 3.25%, due at 01/22/24, par and fair value of EUR 500,000 and $621,926, respectively)(r)	EUR	539	$604,416
Barclays Bank plc, (1.10)%, Open (Purchased on 01/16/19 to be repurchased at EUR 4,418,717, collateralized by Madrilena Red de Gas Finance BV, 2.25%, due at 04/11/29, par and fair value of EUR 4,320,000 and $5,136,030, respectively)(r)		4,433	4,971,832
Barclays Bank plc, (1.00)%, Open (Purchased on 01/16/19 to be repurchased at EUR 4,298,366, collateralized by Autoroutes du Sud de la France SA, 1.38%, due at 01/22/30, par and fair value of EUR 4,400,000 and $5,126,322, respectively)(r)		4,311	4,835,014
Barclays Bank plc, (1.00)%, Open (Purchased on 01/16/19 to be repurchased at EUR 355,748, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 375,000 and $427,314, respectively)(r)		357	400,163
Barclays Bank plc, (1.00)%, Open (Purchased on 02/12/19 to be repurchased at EUR 1,095,257, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 1,120,000 and $1,276,246, respectively)(r)		1,098	1,231,073
Barclays Bank plc, (1.00)%, Open (Purchased on 02/12/19 to be repurchased at EUR 1,153,931, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 1,180,000 and $1,344,616, respectively)(r)		1,156	1,297,023
Barclays Bank plc, (0.95)%, Open (Purchased on 01/16/19 to be repurchased at EUR 841,512, collateralized by Eni SpA, 3.63%, due at 01/29/29, par and fair value of EUR 715,000 and $983,721, respectively)(r)		844	946,437
Barclays Bank plc, (0.95)%, Open (Purchased on 01/16/19 to be repurchased at EUR 4,119,007, collateralized by Ryanair DAC, 1.13%, due at 03/10/23, par and fair value of EUR 4,140,000 and $4,785,294, respectively)(r)		4,130	4,632,592
Barclays Bank plc, (0.90)%, Open (Purchased on 01/23/19 to be repurchased at EUR 3,797,338, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 4,350,000 and $4,797,871, respectively)(r)		3,807	4,269,447
Barclays Bank plc, (0.90)%, Open (Purchased on 03/11/19 to be repurchased at EUR 5,851,271, collateralized by Schaeffler Finance BV, 3.25%, due at 05/15/25, par and fair value of EUR 5,700,000 and $6,655,557, respectively)(r)		5,858	6,570,834
Barclays Bank plc, (0.85)%, Open (Purchased on 03/08/19 to be repurchased at EUR 590,248, collateralized by Raiffeisen Bank International AG, 6.00%, due at 10/16/23, par and fair value of EUR 500,000 and $664,548, respectively)(r)		591	662,821

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 2,142,128, collateralized by Allergan Funding SCS, 2.13%, due at 06/01/29, par and fair value of EUR 2,250,000 and $2,579,005, respectively)(r)	EUR	2,147	$2,408,525
Barclays Bank plc, (0.80)%, Open (Purchased on 12/05/18 to be repurchased at EUR 2,584,115, collateralized by Arkema SA, 1.50%, due at 04/20/27, par and fair value of EUR 2,600,000 and $3,043,430, respectively)(r)		2,592	2,907,712
Barclays Bank plc, (0.25)%, Open (Purchased on 12/19/18 to be repurchased at USD 3,740,568, collateralized by SM Energy Co., 6.75%, due at 09/15/26, par and fair value of USD 3,900,000 and $3,734,250, respectively)(r)	USD	3,744	3,744,000
Barclays Bank plc, 0.35%, Open (Purchased on 12/21/18 to be repurchased at USD 3,666,169, collateralized by Carrizo Oil & Gas, Inc., 6.25%, due at 04/15/23, par and fair value of USD 3,885,000 and $3,777,424, respectively)(r)		3,662	3,661,613
Barclays Bank plc, 0.88%, Open (Purchased on 04/05/19 to be repurchased at USD 4,537,124, collateralized by Intelsat Luxembourg SA, 8.13%, due at 06/01/23, par and fair value of USD 5,870,000 and $4,439,187, respectively)(r)		4,535	4,534,575
Barclays Bank plc, 1.75%, Open (Purchased on 01/15/19 to be repurchased at USD 76,388, collateralized by Pacific Gas & Electric Co., 6.05%, due at 03/01/34, par and fair value of USD 95,000 and $98,563, respectively)(r)		76	76,000
Barclays Bank plc, 1.80%, Open (Purchased on 12/07/18 to be repurchased at USD 2,925,598, collateralized by Royal Bank of Scotland Group plc, 8.00%, par and fair value of USD 2,900,000 and $3,157,375, respectively)(r)		2,907	2,907,250
Barclays Bank plc, 1.85%, Open (Purchased on 01/14/19 to be repurchased at USD 992,194, collateralized by Pacific Gas & Electric Co., 6.05%, due at 03/01/34, par and fair value of USD 1,095,000 and $1,136,063, respectively)(r)		987	986,869
Barclays Bank plc, 1.95%, Open (Purchased on 03/08/19 to be repurchased at USD 5,103,560, collateralized by Telenet Finance Luxembourg Notes SARL, 5.50%, due at 03/01/28, par and fair value of USD 5,200,000 and $5,161,000, respectively)(r)		5,090	5,089,500
Barclays Bank plc, 1.95%, Open (Purchased on 12/13/18 to be repurchased at USD 7,288,942, collateralized by First Quantum Minerals Ltd., 6.88%, due at 03/01/26, par and fair value of USD 8,300,000 and $7,698,250, respectively)(r)		7,242	7,241,750
Barclays Bank plc, 2.00%, Open (Purchased on 02/08/19 to be repurchased at USD 4,940,338, collateralized by Banco Santander SA, 7.50%, par and fair value of USD 5,000,000 and $5,218,750, respectively)(r)		4,919	4,918,750

24

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, 2.05%, Open (Purchased on 01/14/19 to be repurchased at USD 1,813,380, collateralized by Pacific Gas & Electric Co., 6.05%, due at 03/01/34, par and fair value of USD 2,000,000 and $2,074,999, respectively)(r)	USD	1,803	$1,802,500
Barclays Bank plc, 2.05%, Open (Purchased on 03/19/19 to be repurchased at USD 6,375,850, collateralized by Intelsat Connect Finance SA, 9.50%, due at 02/15/23, par and fair value of USD 6,895,000 and $6,395,113, respectively)(r)		6,361	6,360,638
Barclays Bank plc, 2.05%, Open (Purchased on 04/25/19 to be repurchased at USD 1,994,193, collateralized by Transdigm, Inc., 6.38%, due at 06/15/26, par and fair value of USD 1,945,000 and $1,949,863, respectively)(r)		1,994	1,993,625
Barclays Bank plc, 2.05%, Open (Purchased on 04/01/19 to be repurchased at USD 1,399,050, collateralized by Aker BP ASA, 5.88%, due at 03/31/25, par and fair value of USD 1,335,000 and $1,401,750, respectively)(r)		1,397	1,396,744
Barclays Bank plc, 2.05%, Open (Purchased on 01/16/19 to be repurchased at USD 2,323,680, collateralized by Pacific Gas & Electric Co., 5.80%, due at 03/01/37, par and fair value of USD 3,000,000 and $3,030,000, respectively)(r)		2,310	2,310,000
Barclays Bank plc, 2.05%, Open (Purchased on 02/28/19 to be repurchased at USD 5,371,594, collateralized by Barclays plc, 6.63%, par and fair value of USD 5,300,000 and $5,318,783, respectively)(r)		5,353	5,353,000
Barclays Bank plc, 2.05%, Open (Purchased on 04/22/19 to be repurchased at USD 6,977,877, collateralized by Kraft Heinz Foods Co., 5.00%, due at 07/15/35, par and fair value of USD 6,940,000 and $6,902,642, respectively)(r)		6,975	6,974,700
BNP Paribas SA, 2.80%, 05/01/19 (Purchased on 04/30/19 to be repurchased at USD 91,755,821, collateralized by U.S. Treasury Notes, 2.13%, due at 03/31/24, par and fair value of USD 92,442,000 and $91,755,907, respectively)		91,749	91,748,685
BNP Paribas SA, (0.50)%, Open (Purchased on 01/16/19 to be repurchased at EUR 6,446,249, collateralized by Italy Buoni Poliennali Del Tesoro, 0.05%, due at 04/15/21, par and fair value of EUR 6,705,000 and $7,454,141, respectively)(r)	EUR	6,456	7,240,572
BNP Paribas SA, (0.48)%, Open (Purchased on 11/13/18 to be repurchased at EUR 22,493,363, collateralized by Italy Buoni Poliennali Del Tesoro, 0.05%, due at 04/15/21, par and fair value of EUR 23,400,000 and $26,014,453, respectively)(r)		22,544	25,284,855
BNP Paribas SA, 2.15%, Open (Purchased on 03/04/19 to be repurchased at USD 1,571,207, collateralized by Kraft Heinz Foods Co., 5.00%, due at 07/15/35, par and fair value of USD 1,629,000 and $1,620,231, respectively)(r)	USD	1,566	1,565,876

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Citigroup Global Markets Ltd., (1.50)%, Open (Purchased on 01/30/19 to be repurchased at EUR 2,563,869, collateralized by Auchan Holding SADIR, 2.25%, due at 04/06/23, par and fair value of EUR 2,400,000 and $2,791,293, respectively)(r)	EUR	2,574	$2,886,460
Citigroup Global Markets, Inc., 1.95%, Open (Purchased on 12/13/18 to be repurchased at USD 443,781, collateralized by Kennametal, Inc., 3.88%, due at 02/15/22, par and fair value of USD 437,000 and $441,504, respectively)(r)	USD	441	440,824
Citigroup Global Markets, Inc., 2.05%, Open (Purchased on 04/12/19 to be repurchased at USD 5,734,739, collateralized by Walgreens Boots Alliance, Inc., 3.45%, due at 06/01/26, par and fair value of USD 5,839,000 and $5,648,227, respectively)(r)		5,730	5,729,519
Citigroup Global Markets, Inc., 2.05%, Open (Purchased on 04/05/19 to be repurchased at USD 1,407,799, collateralized by Kraft Heinz Foods Co., 5.00%, due at 07/15/35, par and fair value of USD 1,431,000 and $1,423,297, respectively)(r)		1,406	1,405,958
Citigroup Global Markets, Inc., 2.05%, Open (Purchased on 04/18/19 to be repurchased at USD 3,189,134, collateralized by HCA, Inc., 5.63%, due at 09/01/28, par and fair value of USD 3,000,000 and $3,195,000, respectively)(r)		3,188	3,187,500
Citigroup Global Markets, Inc., 2.05%, Open (Purchased on 04/17/19 to be repurchased at USD 2,889,638, collateralized by Mylan NV, 3.95%, due at 06/15/26, par and fair value of USD 3,000,000 and $2,888,914, respectively)(r)		2,888	2,887,500
Citigroup Global Markets, Inc., 2.05%, Open (Purchased on 03/14/19 to be repurchased at USD 12,421,769, collateralized by Discovery Communications LLC, 3.95%, due at 03/20/28, par and fair value of USD 12,690,000 and $12,494,226, respectively)(r)		12,389	12,388,612
Citigroup Global Markets, Inc., 2.05%, Open (Purchased on 03/28/19 to be repurchased at USD 17,936,048, collateralized by Sprint Capital Corp., 6.88%, due at 11/15/28, par and fair value of USD 18,015,000 and $17,249,363, respectively)(r)		17,902	17,902,406
Citigroup Global Markets, Inc., 2.05%, Open (Purchased on 04/04/19 to be repurchased at USD 5,126,329, collateralized by CVS Health Corp., 4.10%, due at 03/25/25, par and fair value of USD 5,000,000 and $5,092,113, respectively)(r)		5,119	5,118,750
Credit Suisse Securities USA LLC, 2.10%, Open (Purchased on 04/04/19 to be repurchased at USD 5,120,254, collateralized by CVS Health Corp., 4.10%, due at 03/25/25, par and fair value of USD 5,000,000 and $5,092,114, respectively)(r)		5,113	5,112,500
Credit Suisse Securities USA LLC, 2.10%, Open (Purchased on 03/14/19 to be repurchased at USD 5,421,072, collateralized by Fox Corp., 5.58%, due at 01/25/49, par and fair value of USD 5,000,000 and $5,673,128, respectively)(r)		5,406	5,406,250

25

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Credit Suisse Securities USA LLC, 2.10%, Open (Purchased on 03/19/19 to be repurchased at USD 9,924,716, collateralized by Johnson & Johnson, 3.75%, due at 03/03/47, par and fair value of USD 10,064,000 and $10,148,135, respectively)(r)	USD	9,900	$9,900,460
Credit Suisse Securities USA LLC, 2.10%, Open (Purchased on 03/25/19 to be repurchased at USD 4,791,291, collateralized by Discovery Communications LLC, 5.20%, due at 09/20/47, par and fair value of USD 5,000,000 and $4,976,077, respectively)(r)		4,781	4,781,250
Goldman Sachs International, (2.25)%, Open (Purchased on 04/03/19 to be repurchased at EUR 2,131,086, collateralized by Casino Guichard Perrachon SA, 5.98%, due at 05/26/21, par and fair value of EUR 1,900,000 and $2,267,691, respectively)(r)	EUR	2,135	2,394,117
Goldman Sachs International, (1.60)%, Open (Purchased on 12/21/18 to be repurchased at EUR 846,281, collateralized by Faurecia SA, 2.63%, due at 06/15/25, par and fair value of EUR 900,000 and $1,030,891, respectively)(r)		851	954,491
J.P. Morgan Securities plc, (2.60)%, Open (Purchased on 04/23/19 to be repurchased at EUR 101,977, collateralized by Nexi Capital SpA, 3.63%, due at 05/01/23, par and fair value of EUR 100,000 and $113,411, respectively)(r)		102	114,444
J.P. Morgan Securities plc, (2.60)%, Open (Purchased on 01/15/19 to be repurchased at EUR 2,007,530, collateralized by Nexi Capital SpA, 3.63%, due at 05/01/23, par and fair value of EUR 2,030,000 and $2,302,235, respectively)(r)		2,023	2,268,851
J.P. Morgan Securities plc, (2.60)%, Open (Purchased on 07/03/18 to be repurchased at EUR 1,560,742, collateralized by Nexi Capital SpA, 3.63%, due at 05/01/23, par and fair value of EUR 1,600,000 and $1,814,569, respectively)(r)		1,595	1,789,297
J.P. Morgan Securities plc, (2.50)%, Open (Purchased on 04/10/19 to be repurchased at EUR 2,787,444, collateralized by Ineos Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,800,000 and $3,124,777, respectively)(r)		2,789	3,127,918
J.P. Morgan Securities plc, (1.85)%, Open (Purchased on 06/14/18 to be repurchased at EUR 259,666, collateralized by Nexi Capital SpA, 3.63%, due at 05/01/23, par and fair value of EUR 264,000 and $299,404, respectively)(r)		264	296,126
J.P. Morgan Securities plc, (1.85)%, Open (Purchased on 04/03/19 to be repurchased at EUR 2,940,903, collateralized by Casino Guichard Perrachon SA, 5.98%, due at 05/26/21, par and fair value of EUR 2,600,000 and $3,103,156, respectively)(r)		2,945	3,302,930
J.P. Morgan Securities plc, (1.60)%, Open (Purchased on 04/05/19 to be repurchased at EUR 5,955,531, collateralized by Cellnex Telecom SA, 2.38%, due at 01/16/24, par and fair value of EUR 5,800,000 and $6,660,782, respectively)(r)		5,961	6,686,261

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (1.35)%, Open (Purchased on 08/15/18 to be repurchased at EUR 3,489,745, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 3,500,000 and $4,003,672, respectively)(r)	EUR	3,556	$3,988,415
J.P. Morgan Securities plc, (1.35)%, Open (Purchased on 08/15/18 to be repurchased at EUR 996,342, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,000,000 and $1,143,906, respectively)(r)		1,016	1,139,547
J.P. Morgan Securities plc, (1.35)%, Open (Purchased on 01/07/19 to be repurchased at EUR 1,192,237, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,243,000 and $1,421,876, respectively)(r)		1,204	1,349,924
J.P. Morgan Securities plc, (1.35)%, Open (Purchased on 01/15/19 to be repurchased at EUR 3,147,431, collateralized by Iliad SA, 1.88%, due at 04/25/25, par and fair value of EUR 3,400,000 and $3,678,009, respectively)(r)		3,160	3,544,113
J.P. Morgan Securities plc, (1.35)%, Open (Purchased on 07/25/18 to be repurchased at EUR 939,240, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 900,000 and $1,029,516, respectively)(r)		949	1,064,589
J.P. Morgan Securities plc, (1.35)%, Open (Purchased on 11/22/18 to be repurchased at EUR 1,772,110, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,817,000 and $2,078,478, respectively)(r)		1,793	2,011,128
J.P. Morgan Securities plc, (1.35)%, Open (Purchased on 07/25/18 to be repurchased at EUR 3,005,567, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 2,880,000 and $3,294,450, respectively)(r)		3,037	3,406,686
J.P. Morgan Securities plc, (1.25)%, Open (Purchased on 09/28/18 to be repurchased at EUR 1,588,793, collateralized by Faurecia SA, 2.63%, due at 06/15/25, par and fair value of EUR 1,550,000 and $1,775,422, respectively)(r)		1,601	1,795,205
J.P. Morgan Securities plc, (1.10)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,591,108, collateralized by Telefonica Emisiones SAU, 2.93%, due at 10/17/29, par and fair value of EUR 1,500,000 and $1,925,502, respectively)(r)		1,596	1,790,276
J.P. Morgan Securities plc, (1.05)%, Open (Purchased on 01/23/19 to be repurchased at EUR 1,895,573, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 2,150,000 and $2,371,362, respectively)(r)		1,901	2,132,107
J.P. Morgan Securities plc, (1.00)%, Open (Purchased on 01/24/19 to be repurchased at EUR 2,484,521, collateralized by Valeo SA, 3.25%, due at 01/22/24, par and fair value of EUR 2,300,000 and $2,860,860, respectively)(r)		2,491	2,793,856

26

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (1.00)%, Open (Purchased on 10/05/18 to be repurchased at EUR 1,726,996, collateralized by Faurecia SA, 3.63%, due at 06/15/23, par and fair value of EUR 1,650,000 and $1,891,353, respectively)(r)	EUR	1,737	$1,948,038
J.P. Morgan Securities plc, (0.95)%, Open (Purchased on 01/16/19 to be repurchased at EUR 2,151,607, collateralized by Cie de Saint-Gobain, 1.38%, due at 06/14/27, par and fair value of EUR 2,200,000 and $2,541,210, respectively)(r)		2,158	2,419,884
J.P. Morgan Securities plc, (0.90)%, Open (Purchased on 04/01/19 to be repurchased at EUR 3,318,094, collateralized by Intesa Sanpaolo SpA, 6.63%, due at 09/13/23, par and fair value of EUR 2,700,000 and $3,594,767, respectively)(r)		3,320	3,724,180
J.P. Morgan Securities plc, (0.90)%, Open (Purchased on 02/21/19 to be repurchased at EUR 1,923,314, collateralized by Europcar Mobility Group, 4.13%, due at 11/15/24, par and fair value of EUR 1,900,000 and $2,194,971, respectively)(r)		1,926	2,160,700
J.P. Morgan Securities plc, (0.90)%, Open (Purchased on 04/01/19 to be repurchased at EUR 2,827,650, collateralized by Intesa Sanpaolo SpA, 6.63%, due at 09/13/23, par and fair value of EUR 2,300,000 and $3,062,209, respectively)(r)		2,830	3,173,714
J.P. Morgan Securities plc, (0.90)%, Open (Purchased on 08/09/18 to be repurchased at EUR 5,847,697, collateralized by Eni SpA, 3.63%, due at 01/29/29, par and fair value of EUR 4,900,000 and $6,741,581, respectively)(r)		5,886	6,601,854
J.P. Morgan Securities plc, (0.90)%, Open (Purchased on 01/16/19 to be repurchased at EUR 2,737,238, collateralized by Total Capital International SA, 1.49%, due at 09/04/30, par and fair value of EUR 2,700,000 and $3,250,174, respectively)(r)		2,744	3,078,089
J.P. Morgan Securities plc, (0.90)%, Open (Purchased on 01/16/19 to be repurchased at EUR 2,214,804, collateralized by Eastman Chemical Co., 1.88%, due at 11/23/26, par and fair value of EUR 2,160,000 and $2,563,003, respectively)(r)		2,221	2,490,600
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 11/16/18 to be repurchased at EUR 1,303,751, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 1,300,000 and $1,478,493, respectively)(r)		1,309	1,467,902
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 11/16/18 to be repurchased at EUR 1,303,751, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 1,300,000 and $1,478,492, respectively)(r)		1,309	1,467,902
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 2,196,336, collateralized by ISS Global A/S, 1.50%, due at 08/31/27, par and fair value of EUR 2,250,000 and $2,553,497, respectively)(r)		2,202	2,469,474

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 08/09/18 to be repurchased at EUR 945,115, collateralized by Italgas SpA, 1.63%, due at 01/18/29, par and fair value of EUR 1,000,000 and $1,139,988, respectively)(r)	EUR	951	$1,066,614
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 01/10/19 to be repurchased at EUR 5,527,157, collateralized by Danske Bank A/S, 5.88%, par and fair value of EUR 5,400,000 and $6,253,480, respectively)(f)(r)		5,541	6,214,961
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 01/15/19 to be repurchased at EUR 3,509,723, collateralized by Raiffeisen Bank International AG, 6.00%, due at 10/16/23, par and fair value of EUR 3,000,000 and $3,987,288, respectively)(r)		3,518	3,946,196
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 3,847,124, collateralized by Engie SA, 1.38%, due at 06/22/28, par and fair value of EUR 3,800,000 and $4,540,232, respectively)(r)		3,857	4,325,556
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 4,334,460, collateralized by Carlsberg Breweries A/S, 2.50%, due at 05/28/24, par and fair value of EUR 4,230,000 and $5,228,085, respectively)(r)		4,345	4,873,497
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 956,620, collateralized by AbbVie, Inc., 2.13%, due at 11/17/28, par and fair value of EUR 935,000 and $1,129,161, respectively)(r)		959	1,075,586
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 2,108,561, collateralized by Arkema SA, 1.50%, due at 04/20/27, par and fair value of EUR 2,100,000 and $2,458,155, respectively)(r)		2,114	2,370,783
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 4,204,806, collateralized by Engie SA, 2.38%, due at 05/19/26, par and fair value of EUR 3,800,000 and $4,876,842, respectively)(r)		4,215	4,727,719
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 2,869,482, collateralized by BHP Billiton Finance Ltd., 1.50%, due at 04/29/30, par and fair value of EUR 2,840,000 and $3,333,985, respectively)(r)		2,877	3,226,333
J.P. Morgan Securities plc, (0.80)%, Open (Purchased on 01/16/19 to be repurchased at EUR 2,837,865, collateralized by Veolia Environnement SA, 4.63%, due at 03/30/27, par and fair value of EUR 2,200,000 and $3,216,012, respectively)(r)		2,844	3,190,322
J.P. Morgan Securities plc, (0.80)%, Open (Purchased on 01/16/19 to be repurchased at EUR 3,784,517, collateralized by Heineken NV, 1.50%, due at 10/03/29, par and fair value of EUR 3,820,000 and $4,461,077, respectively)(r)		3,793	4,254,547

27

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (0.75)%, Open (Purchased on 11/15/18 to be repurchased at EUR 1,356,846, collateralized by Unicredit SpA, 1.00%, due at 01/18/23, par and fair value of EUR 1,500,000 and $1,649,334, respectively)(r)	EUR	1,361	$1,527,024
J.P. Morgan Securities plc, (0.75)%, Open (Purchased on 03/14/19 to be repurchased at EUR 3,095,595, collateralized by Matterhorn Telecom Holding SA, 4.88%, due at 05/01/23, par and fair value of EUR 3,020,000 and $3,410,942, respectively)(r)		3,098	3,475,205
J.P. Morgan Securities plc, (0.75)%, Open (Purchased on 11/16/18 to be repurchased at EUR 555,754, collateralized by Unione Di Banche Italiane SpA, 1.75%, due at 04/12/23, par and fair value of EUR 600,000 and $668,204, respectively)(r)		558	625,445
J.P. Morgan Securities plc, (0.75)%, Open (Purchased on 11/16/18 to be repurchased at EUR 350,032, collateralized by Unicredit SpA, 1.00%, due at 01/18/23, par and fair value of EUR 387,000 and $425,528, respectively)(r)		351	393,933
J.P. Morgan Securities plc, (0.75)%, Open (Purchased on 04/05/19 to be repurchased at EUR 2,288,155, collateralized by Chemours Co. (The), 4.00%, due at 05/15/26, par and fair value of EUR 2,200,000 and $2,566,023, respectively)(r)		2,289	2,567,624
J.P. Morgan Securities plc, (0.75)%, Open (Purchased on 11/28/18 to be repurchased at EUR 2,916,924, collateralized by Chemours Co. (The), 4.00%, due at 05/15/26, par and fair value of EUR 3,050,000 and $3,557,442, respectively)(r)		2,926	3,282,015
Merrill Lynch International, (1.90)%, Open (Purchased on 01/24/19 to be repurchased at EUR 3,946,095, collateralized by Promontoria Holding 264 BV, 6.75%, due at 08/15/23, par and fair value of EUR 3,900,000 and $4,526,971, respectively)(r)		3,966	4,447,771
Merrill Lynch International, (1.50)%, Open (Purchased on 03/18/19 to be repurchased at EUR 1,631,061, collateralized by Cellnex Telecom SA, 2.38%, due at 01/16/24, par and fair value of EUR 1,600,000 and $1,837,457, respectively)(r)		1,634	1,832,604
Merrill Lynch International, (1.35)%, Open (Purchased on 03/22/19 to be repurchased at EUR 2,902,476, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 2,800,000 and $3,221,912, respectively)(r)		2,906	3,259,818
Merrill Lynch, Pierce, Fenner & Smith Inc., 2.82%, 05/01/19 (Purchased on 04/30/19 to be repurchased at USD 79,774,749, collateralized by U.S. Treasury Notes, 3.13%, due at 11/15/28, par and fair value of USD 74,900,000 and $78,826,399, respectively)	USD	79,769	79,768,500
RBC Capital Markets, LLC, 1.90%, Open (Purchased on 04/23/19 to be repurchased at USD 4,021,485, collateralized by Netflix, Inc., 4.38%, due at 11/15/26, par and fair value of USD 4,000,000 and $3,955,000, respectively)(r)		4,020	4,020,000

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, 1.95%, Open (Purchased on 04/03/19 to be repurchased at USD 8,774,589, collateralized by Tenet Healthcare Corp., 6.75%, due at 06/15/23, par and fair value of USD 8,305,000 and $8,471,100, respectively)(r)	USD	8,762	$8,761,775
RBC Capital Markets, LLC, 2.00%, Open (Purchased on 03/25/19 to be repurchased at USD 3,913,023, collateralized by Whiting Petroleum Corp., 6.63%, due at 01/15/26, par and fair value of USD 3,915,000 and $3,908,932, respectively)(r)		3,905	3,905,213
RBC Capital Markets, LLC, 2.05%, Open (Purchased on 11/14/18 to be repurchased at USD 16,578,314, collateralized by Ford Motor Co., 4.35%, due at 12/08/26, par and fair value of USD 17,770,000 and $17,486,231, respectively)(r)		16,437	16,437,250
RBC Capital Markets, LLC, 2.10%, Open (Purchased on 04/26/19 to be repurchased at USD 2,077,731, collateralized by Netflix, Inc., 5.88%, due at 11/15/28, par and fair value of USD 1,910,000 and $2,015,050, respectively)(r)		2,077	2,077,125
RBC Capital Markets, LLC, 2.10%, Open (Purchased on 03/26/19 to be repurchased at USD 4,132,119, collateralized by Aker BP ASA, 5.88%, due at 03/31/25, par and fair value of USD 3,836,000 and $4,027,800, respectively)(r)		4,124	4,123,700
RBC Capital Markets, LLC, 2.10%, Open (Purchased on 02/22/19 to be repurchased at USD 9,724,332, collateralized by Johnson & Johnson, 3.75%, due at 03/03/47, par and fair value of USD 9,936,000 and $10,019,065, respectively)(r)		9,688	9,687,600
RBC Capital Markets, LLC, 2.10%, Open (Purchased on 02/19/19 to be repurchased at USD 2,451,093, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due at 10/01/26, par and fair value of USD 2,950,000 and $2,463,633, respectively)(r)		2,441	2,441,125
RBC Capital Markets, LLC, 2.10%, Open (Purchased on 01/18/19 to be repurchased at USD 13,063,006, collateralized by Ford Motor Credit Co. LLC, 4.14%, due at 02/15/23, par and fair value of USD 13,600,000 and $13,619,603, respectively)(r)		12,988	12,988,000
RBC Europe Ltd., (1.50)%, Open (Purchased on 11/27/18 to be repurchased at EUR 694,218, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 700,000 and $796,112, respectively)(r)	EUR	697	781,979
RBC Europe Ltd., (1.50)%, Open (Purchased on 11/28/18 to be repurchased at EUR 1,236,009, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 1,250,000 and $1,421,628, respectively)(r)		1,241	1,392,186
RBC Europe Ltd., (1.25)%, Open (Purchased on 08/20/18 to be repurchased at EUR 999,180, collateralized by Kinder Morgan, Inc., 2.25%, due at 03/16/27, par and fair value of EUR 960,000 and $1,165,800, respectively)(r)		1,008	1,130,573

28

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Europe Ltd., (1.25)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,278,941, collateralized by Kinder Morgan, Inc., 2.25%, due at 03/16/27, par and fair value of EUR 1,265,000 and $1,536,183, respectively)(r)	EUR	1,284	$1,439,659
RBC Europe Ltd., (1.00)%, Open (Purchased on 08/20/18 to be repurchased at EUR 1,613,099, collateralized by Italgas SpA, 1.63%, due at 01/18/29, par and fair value of EUR 1,730,000 and $1,972,178, respectively)(r)		1,624	1,822,005
RBC Europe Ltd., (1.00)%, Open (Purchased on 11/28/18 to be repurchased at EUR 1,496,654, collateralized by Saipem Finance International BV, 3.75%, due at 09/08/23, par and fair value of EUR 1,500,000 and $1,814,536, respectively)(r)		1,503	1,685,765
RBC Europe Ltd., (1.00)%, Open (Purchased on 01/15/19 to be repurchased at EUR 1,293,865, collateralized by Saipem Finance International BV, 3.75%, due at 09/08/23, par and fair value of EUR 1,230,000 and $1,487,919, respectively)(r)		1,298	1,455,444
RBC Europe Ltd., (1.00)%, Open (Purchased on 01/16/19 to be repurchased at EUR 867,843, collateralized by Italgas SpA, 1.63%, due at 01/18/29, par and fair value of EUR 923,000 and $1,052,208, respectively)(r)		870	976,192
RBC Europe Ltd., (0.90)%, Open (Purchased on 08/21/18 to be repurchased at EUR 2,479,344, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 2,500,000 and $2,848,763, respectively)(r)		2,495	2,798,392
RBC Europe Ltd., (0.90)%, Open (Purchased on 12/04/18 to be repurchased at EUR 1,803,951, collateralized by British Telecommunications plc, 2.13%, due at 09/26/28, par and fair value of EUR 1,840,000 and $2,161,471, respectively)(r)		1,811	2,030,724

Total Borrowed Bond Agreements — 22.3% (Cost: $716,602,876)			713,143,878

Security		Shares	Value

Money Market Funds — 0.5%(s)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(t)		14,376,927	$14,376,927
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.25%		2,106,021	2,106,021

Total Money Market Funds — 0.5% (Cost: $16,482,948)			16,482,948

Total Short-Term Securities — 22.8% (Cost: $733,085,824)			729,626,826

Total Options Purchased — 0.2% (Cost: $14,249,910)			8,613,731

Total Investments Before Options Written, Borrowed Bonds and Investments Sold Short — 124.7% (Cost: $4,050,643,860)			3,996,609,239

Total Options Written — 0.0% (Premiums Received — $3,412,846)			(1,276,096)

		Par (000)

Borrowed Bonds — (22.5)%

Corporate Bonds — (13.2)%
Australia — (0.1)%
BHP Billiton Finance Ltd., Series 17, 1.50%, 04/29/30		2,840	(3,333,985)

Austria — (0.1)%
Raiffeisen Bank International AG, 6.00%, 10/16/23		3,500	(4,651,836)

Belgium — (0.4)%
Telenet Finance Luxembourg Notes SARL:
3.50%, 03/01/28		5,600	(6,382,849)
5.50%, 03/01/28(a)	USD	5,200	(5,161,000)

			(11,543,849)

Denmark — (0.4)%
Carlsberg Breweries A/S, 2.50%, 05/28/24	EUR	4,230	(5,228,085)
Danske Bank A/S, (EUR Swap Annual 7 Year + 5.47%), 5.88%(b)(f)		5,400	(6,253,480)
ISS Global A/S, 1.50%, 08/31/27		2,250	(2,553,497)

			(14,035,062)

France — (1.9)%
Arkema SA, 1.50%, 04/20/27		4,700	(5,501,585)
Auchan Holding SADIR, 2.25%, 04/06/23		3,800	(4,419,546)
Autoroutes du Sud de la France SA, 1.38%, 01/22/30		4,400	(5,126,322)
Casino Guichard Perrachon SA, 5.98%, 05/26/21		8,300	(9,906,228)
Cie de Saint-Gobain, 1.38%, 06/14/27		2,200	(2,541,210)
Engie SA:
1.38%, 06/22/28		3,800	(4,540,232)
2.38%, 05/19/26		3,800	(4,876,842)
Europcar Mobility Group, 4.13%, 11/15/24		1,900	(2,194,971)
Faurecia SA:
2.63%, 06/15/25		2,450	(2,806,313)
3.63%, 06/15/23		3,850	(4,413,159)
Iliad SA, 1.88%, 04/25/25		3,400	(3,678,009)
Total Capital International SA, 1.49%, 09/04/30		2,700	(3,250,174)
Valeo SA, 3.25%, 01/22/24		2,800	(3,482,786)
Veolia Environnement SA, 4.63%, 03/30/27		2,200	(3,216,012)

			(59,953,389)

29

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany — (0.4)%
HeidelbergCement Finance Luxembourg SA, 1.75%, 04/24/28	EUR	5,175	$(5,896,939)
Schaeffler Finance BV, 3.25%, 05/15/25		5,700	(6,655,557)

			(12,552,496)

Ireland — (0.2)%
Ryanair DAC, 1.13%, 03/10/23		4,140	(4,785,294)

Israel — (0.1)%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	2,950	(2,463,633)

Italy — (0.9)%
Eni SpA, 3.63%, 01/29/29	EUR	5,615	(7,725,302)
Intesa Sanpaolo SpA, 6.63%, 09/13/23		5,000	(6,656,976)
Italgas SpA, 1.63%, 01/18/29		3,653	(4,164,374)
Nexi Capital SpA, (EURIBOR 3 Month + 3.63%), 3.63%, 05/01/23(b)		3,994	(4,529,619)
Saipem Finance International BV, 3.75%, 09/08/23		2,730	(3,302,455)
UniCredit SpA, 1.00%, 01/18/23		1,887	(2,074,862)
Unione di Banche Italiane SpA, 1.75%, 04/12/23		600	(668,204)

			(29,121,792)

Luxembourg — (1.1)%
Altice Luxembourg SA, 7.25%, 05/15/22		15,790	(18,062,281)
INEOS Finance plc, 2.88%, 05/01/26		2,800	(3,124,777)
Intelsat Connect Finance SA, 9.50%, 02/15/23(a)	USD	6,895	(6,395,113)
Intelsat Luxembourg SA, 8.13%, 06/01/23		5,870	(4,439,187)
Matterhorn Telecom Holding SA, 4.88%, 05/01/23	EUR	3,020	(3,410,942)
Safari Verwaltungs GmbH, 5.38%, 11/30/22		500	(531,919)

			(35,964,219)

Netherlands — (0.4)%
Heineken NV, 1.50%, 10/03/29		3,820	(4,461,077)
Promontoria Holding 264 BV, 6.75%, 08/15/23		3,900	(4,526,971)
Starfruit Finco BV, 6.50%, 10/01/26		2,800	(3,221,912)

			(12,209,960)

Norway — (0.2)%
Aker BP ASA, 5.88%, 03/31/25(a)	USD	5,171	(5,429,550)

Spain — (1.1)%
Banco Santander SA, (USD Swap Semi 5 Year + 4.99%), 7.50%(b)(f)		5,000	(5,218,750)
Cellnex Telecom SA, 2.38%, 01/16/24	EUR	7,400	(8,498,239)
Distribuidora Internacional de Alimentacion SA, 1.50%, 07/22/19		3,400	(3,302,439)
Gestamp Automocion SA, 3.25%, 04/30/26		6,500	(7,169,233)
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23		4,550	(5,174,725)
Madrilena Red de Gas Finance BV, 2.25%, 04/11/29		4,320	(5,136,030)
Telefonica Emisiones SAU, 2.93%, 10/17/29		1,500	(1,925,502)

			(36,424,918)

United Kingdom — (0.3)%
Barclays plc, (USD Swap Semi 5 Year + 5.02%), 6.63%(b)(f)	USD	5,300	(5,318,783)
British Telecommunications plc, 2.13%, 09/26/28	EUR	1,840	(2,161,471)
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 5.72%), 8.00%(b)(f)	USD	2,900	(3,157,375)

			(10,637,629)

United States — (5.4)%
AbbVie, Inc., 2.13%, 11/17/28	EUR	935	(1,129,161)
Allergan Funding SCS, 2.13%, 06/01/29		2,250	(2,579,005)
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	USD	3,885	(3,777,424)

Security		Par (000)	Value

United States (continued)
Chemours Co. (The), 4.00%, 05/15/26	EUR	5,250	$(6,123,465)
CVS Health Corp., 4.10%, 03/25/25	USD	10,000	(10,184,227)
Discovery Communications LLC:
3.95%, 03/20/28		12,690	(12,494,226)
5.20%, 09/20/47		5,000	(4,976,077)
Eastman Chemical Co., 1.88%, 11/23/26	EUR	2,160	(2,563,003)
Ford Motor Co., 4.35%, 12/08/26	USD	17,770	(17,486,231)
Ford Motor Credit Co. LLC, 4.14%, 02/15/23		13,600	(13,619,603)
Fox Corp., 5.58%, 01/25/49(a)		5,000	(5,673,128)
HCA, Inc., 5.63%, 09/01/28		3,000	(3,195,000)
Johnson & Johnson, 3.75%, 03/03/47		20,000	(20,167,200)
Kennametal, Inc., 3.88%, 02/15/22		437	(441,504)
Kinder Morgan, Inc., 2.25%, 03/16/27	EUR	2,225	(2,701,983)
Kraft Heinz Foods Co., 5.00%, 07/15/35	USD	10,000	(9,946,170)
Mylan NV, 3.95%, 06/15/26		3,000	(2,888,914)
Netflix, Inc.:
4.38%, 11/15/26		4,000	(3,955,000)
5.88%, 11/15/28		1,910	(2,015,050)
Pacific Gas & Electric Co.(e)(k):
5.80%, 03/01/37		3,000	(3,030,000)
6.05%, 03/01/34		3,190	(3,309,625)
SM Energy Co., 6.75%, 09/15/26		3,900	(3,734,250)
Sprint Capital Corp., 6.88%, 11/15/28		18,015	(17,249,363)
Tenet Healthcare Corp., 6.75%, 06/15/23		8,305	(8,471,100)
TransDigm, Inc., 6.38%, 06/15/26		1,945	(1,949,863)
Walgreens Boots Alliance, Inc., 3.45%, 06/01/26		5,839	(5,648,227)
Whiting Petroleum Corp., 6.63%, 01/15/26		3,915	(3,908,932)

			(173,217,731)

Zambia — (0.2)%
First Quantum Minerals Ltd., 6.88%, 03/01/26(a)		8,300	(7,698,250)

Total Corporate Bonds — (13.2)% (Proceeds: $417,721,207)			(424,023,593)

Foreign Government Obligations — (1.1)%

Italy — (1.1)%
Italy Buoni Poliennali Del Tesoro, 0.05%, 04/15/21	EUR	30,105	(33,468,594)

Total Foreign Government Obligations — (1.1)% (Proceeds: $32,988,401)			(33,468,594)

U.S. Treasury Obligations — (8.2)%

United States — (8.2)%
U.S. Treasury Bonds, 3.38%, 11/15/48	USD	48,394	(52,611,462)
U.S. Treasury Notes:
2.13%, 03/31/24		92,442	(91,755,907)
2.25%, 03/31/26		6,665	(6,604,338)
2.25%, 04/30/24		9,500	(9,485,527)
2.38%, 03/15/22		24,375	(24,474,975)
3.13%, 11/15/28		74,900	(78,826,399)

			(263,758,608)

Total U.S. Treasury Obligations — (8.2)% (Proceeds: $262,050,606)			(263,758,608)

Total Borrowed Bonds — (22.5)% (Proceeds: $712,760,214)			(721,250,795)

30

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Investments Sold Short — 0.0%

U.S. Treasury Obligations — 0.0%
U.S. Treasury Bonds, 3.38%, 11/15/48	USD	1,180	$(1,282,835)

Total U.S. Treasury Obligations — 0.0% (Proceeds: $1,283,962)			(1,282,835)

Security	Par (000)	Value

Total Investments Sold Short — 0.0% (Proceeds: $1,283,962)		$(1,282,835)

Total Investments Net of Options Written, Borrowed Bonds and Investments Sold Short — 102.2% (Cost: $3,333,186,838)		3,272,799,513

Liabilities in Excess of Other Assets — (2.2)%		(69,854,353)

Net Assets — 100.0%		$3,202,945,160

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Perpetual security with no stated maturity date.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Variable rate security. Rate shown is the rate in effect as of period end.
(j)	Convertible security.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Zero-coupon bond.
(m)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(n)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)	The amount to be repurchased assumes the maturity will be the day after the period end.
(s)	Annualized 7-day yield as of period end.
(t)

During the period ended April 30, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased	Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	44,591,252	—	(30,214,325	)(b)	14,376,927	$14,376,927	$2,070,189	$—	$—
iShares iBoxx $ High Yield Corporate Bond ETF*	—	150,000	(150,000)		—	—	52,473	(43,746)	—
iShares iBoxx $ High Yield Corporate Bond ETF*	(95,000)	(682,700)	777,700		—	—	(305,435)	312,207	(33,893)

						$14,376,927	$1,817,227	$268,461	$(33,893)

*	No Longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Bank plc	(4.00)%	01/08/19	Open	$181,223	$178,968	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	03/29/19	Open	9,425,000	9,449,104	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	04/02/19	Open	9,800,000	9,822,026	Corporate Bonds	Open/Demand
BNP Paribas SA	2.50	04/03/19	Open	2,783,295	2,788,514	Corporate Bonds	Open/Demand
BNP Paribas SA	2.60	04/03/19	Open	4,806,250	4,815,622	Corporate Bonds	Open/Demand
MUFG Securities Americas, Inc.	2.67	04/05/19	Open	14,002,500	14,029,502	Corporate Bonds	Open/Demand

31

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
MUFG Securities Americas, Inc.	2.67%	04/05/19	Open	$16,392,060	$16,423,669	Corporate Bonds	Open/Demand
MUFG Securities Americas, Inc.	2.67	04/05/19	Open	18,358,560	18,393,961	Corporate Bonds	Open/Demand
MUFG Securities Americas, Inc.	2.67	04/05/19	Open	19,824,546	19,862,774	Corporate Bonds	Open/Demand
MUFG Securities Americas, Inc.	2.67	04/15/19	Open	21,771,110	21,796,945	Corporate Bonds	Open/Demand
MUFG Securities Americas, Inc.	2.67	04/15/19	Open	13,356,810	13,372,660	Corporate Bonds	Open/Demand
MUFG Securities Americas, Inc.	2.67	04/15/19	Open	9,245,000	9,255,971	Corporate Bonds	Open/Demand
MUFG Securities Americas, Inc.	2.67	04/16/19	Open	4,818,000	4,823,360	Corporate Bonds	Open/Demand
MUFG Securities Americas, Inc.	2.67	04/16/19	Open	10,657,000	10,668,856	Corporate Bonds	Open/Demand

				$155,421,354	$155,681,932

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

32

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund Futures Put Options, Strike Price EUR 164.50	370	05/24/19	$129	$(156,987)
Euro-Bund	2	06/06/19	371	514
EURO STOXX 50 Index	4	06/21/19	155	10,951
S&P 500 E-Mini Index	159	06/21/19	23,441	239,156
STOXX 600 Banks Index	10	06/21/19	82	5,842

				99,476

Short Contracts
Euro-Bobl	164	06/06/19	24,451	(80,859)
Euro-Schatz	36	06/06/19	4,519	(7,137)
U.S. Treasury 10 Year Note	312	06/19/19	38,586	(196,945)
U.S. Treasury 10 Year Ultra Note	100	06/19/19	13,178	(87,961)
U.S. Treasury Long Bond	60	06/19/19	8,848	(1,339)
Long Gilt	129	06/26/19	21,417	33,300
U.S. Treasury 2 Year Note	4	06/28/19	852	(3,099)
U.S. Treasury 5 Year Note	78	06/28/19	9,020	(15,334)

				(359,374)

				$(259,898)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	125,627,647	USD	140,326,836	BNP Paribas SA	05/02/19	$577,124
EUR	589,799,000	USD	658,923,443	Citibank NA	05/02/19	2,595,073
EUR	12,660,000	USD	14,144,734	Morgan Stanley & Co. International plc	05/02/19	54,721
GBP	129,701,301	USD	167,859,424	Citibank NA	05/02/19	1,271,070
USD	142,181,728	EUR	125,627,647	BNP Paribas SA	05/02/19	1,277,768
USD	667,796,969	EUR	589,799,000	Citibank NA	05/02/19	6,278,453
USD	14,330,716	EUR	12,660,000	Morgan Stanley & Co. International plc	05/02/19	131,261
USD	2,976,064	GBP	2,264,000	BNP Paribas SA	05/02/19	23,808
USD	171,777,052	GBP	129,701,301	Citibank NA	05/02/19	2,646,558
EUR	10,779,000	USD	12,047,451	JPMorgan Chase Bank NA	05/06/19	46,494
EUR	8,712,000	USD	9,737,087	Morgan Stanley & Co. International plc	05/06/19	37,702
USD	12,134,125	EUR	10,779,000	JPMorgan Chase Bank NA	05/06/19	40,180
USD	9,795,114	EUR	8,712,000	Morgan Stanley & Co. International plc	05/06/19	20,325
USD	3,115,423	EUR	2,772,000	Northern Trust Co.	05/06/19	5,263
USD	2,735,721	GBP	2,075,000	State Street Bank and Trust Co.	05/07/19	29,195
EUR	4,375,829	USD	4,902,000	BNP Paribas SA	06/05/19	20,821
EUR	130,378,764	USD	146,057,853	Deutsche Bank AG	06/05/19	618,680
GBP	18,407,000	USD	23,856,650	BNP Paribas SA	06/05/19	191,782
GBP	22,439,162	USD	29,080,324	Deutsche Bank AG	06/05/19	236,059
GBP	7,443,000	USD	9,650,599	Morgan Stanley & Co. International plc	06/05/19	73,554
USD	1,355,010	EUR	1,198,938	Bank of America NA	06/17/19	4,786
USD	2,103,395	HKD	16,467,268	Bank of America NA	06/17/19	2,797

						16,183,474

EUR	4,331,265	USD	4,902,000	BNP Paribas SA	05/02/19	(44,054)
EUR	130,378,764	USD	147,543,128	Deutsche Bank AG	05/02/19	(1,310,316)
GBP	20,671,000	USD	27,360,239	BNP Paribas SA	05/02/19	(405,255)
GBP	22,439,162	USD	29,702,562	Deutsche Bank AG	05/02/19	(441,895)
GBP	7,443,000	USD	9,856,028	Morgan Stanley & Co. International plc	05/02/19	(150,356)
USD	4,902,000	EUR	4,388,517	BNP Paribas SA	05/02/19	(20,161)
USD	145,633,731	EUR	130,378,764	Deutsche Bank AG	05/02/19	(599,081)
USD	23,814,111	GBP	18,407,000	BNP Paribas SA	05/02/19	(188,616)

33

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	29,028,355	GBP	22,439,162	Deutsche Bank AG	05/02/19	$(232,312)
USD	9,633,418	GBP	7,443,000	Morgan Stanley & Co. International plc	05/02/19	(72,254)
USD	140,733,743	EUR	125,627,647	BNP Paribas SA	06/05/19	(597,768)
USD	660,842,059	EUR	589,799,000	Citibank NA	06/05/19	(2,683,733)
USD	12,078,214	EUR	10,779,000	JPMorgan Chase Bank NA	06/05/19	(48,196)
USD	23,947,662	EUR	21,372,000	Morgan Stanley & Co. International plc	06/05/19	(95,908)
USD	168,160,460	GBP	129,701,301	Citibank NA	06/05/19	(1,292,080)
USD	1,201,968	IDR	17,434,546,136	Bank of America NA	06/18/19	(16,236)

						(8,198,221)

	Net Unrealized Appreciation					$7,985,253

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
EUR Currency	JPMorgan Chase Bank NA	05/29/19	GBP	0.85	EUR	14,860	$20,613

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Technology Select Sector SPDR Fund	2,750	05/03/19	USD	80.00	USD	21,645	$35,750
Air Lease Corp.	1,700	05/17/19	USD	45.00	USD	6,555	17,000
EURO STOXX 50 Index	2,044	05/17/19	EUR	3,500.00	EUR	71,839	497,483
Freeport-McMoRan, Inc.	850	05/17/19	USD	14.00	USD	1,046	3,825
Intelsat SA	1,000	05/17/19	USD	25.00	USD	2,024	20,000
iShares MSCI Emerging Markets ETF	1,693	05/17/19	USD	45.00	USD	7,437	25,395
S&P 500 Index	503	05/17/19	USD	2,950.00	USD	148,175	1,146,840
Walt Disney Co. (The)	1,000	05/17/19	USD	142.00	USD	13,697	127,000
U.S. Treasury 10 Year Note	500	05/24/19	USD	124.00	USD	50,000	148,437
Altice Europe NV	3,843	06/21/19	EUR	2.50	EUR	1,084	193,964
CBS Corp.	2,250	06/21/19	USD	55.00	USD	11,536	155,250
CVS Health Corp.	745	06/21/19	USD	60.00	USD	4,051	51,033
Freeport-McMoRan, Inc.	5,500	06/21/19	USD	15.00	USD	6,771	44,000
Intelsat SA	1,000	06/21/19	USD	25.00	USD	2,024	147,500
Intelsat SA	1,500	06/21/19	USD	30.00	USD	3,036	108,750
Lions Gate Entertainment Corp.	2,450	06/21/19	USD	22.50	USD	3,575	18,375
SPDR Dow Jones Industrial Average ETF	850	06/21/19	USD	280.00	USD	22,611	34,425
Walt Disney Co. (The)	500	06/21/19	USD	145.00	USD	6,849	93,000
CBOE Volatility Index	4,000	07/17/19	USD	24.00	USD	5,248	300,000
First Quantum Minerals Ltd.	1,350	07/19/19	CAD	19.00	CAD	1,910	8,062
Liberty Global plc	1,838	07/19/19	USD	27.50	USD	4,964	294,080
Liberty Global plc	6,628	07/19/19	USD	30.00	USD	17,902	497,100
Mylan NV	1,150	07/19/19	USD	32.50	USD	3,104	28,175
VanEck Vectors Gold Miners ETF	2,000	07/19/19	USD	29.00	USD	4,178	11,000
Xerox Corp.	900	07/19/19	USD	37.00	USD	3,002	35,100
Mylan NV	1,250	08/16/19	USD	32.50	USD	3,374	53,750
CBS Corp.	1,400	09/20/19	USD	60.00	USD	7,178	84,000
Lions Gate Entertainment Corp.	350	09/20/19	USD	22.50	USD	511	3,500
Lions Gate Entertainment Corp.	1,500	09/20/19	USD	20.00	USD	2,189	33,750

							4,216,544

Put
VanEck Vectors Semiconductor ETF	850	05/10/19	USD	114.00	USD	9,806	82,450
Bausch Health Co., Inc.	750	05/17/19	USD	21.00	USD	1,732	27,750
Caterpillar, Inc.	500	05/17/19	USD	120.00	USD	6,971	5,500

34

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
CommScope Holding Co., Inc.	350	05/17/19	USD	18.00	USD	867	$5,250
CommScope Holding Co., Inc.	500	05/17/19	USD	19.00	USD	1,239	6,250
CommScope Holding Co., Inc.	500	05/17/19	USD	17.00	USD	1,239	7,500
Discovery Communications, Inc.	500	05/17/19	USD	25.00	USD	1,545	3,750
Invesco QQQ Trust, Series 1	500	05/17/19	USD	180.00	USD	9,477	19,500
Invesco QQQ Trust, Series 1	500	05/17/19	USD	183.00	USD	9,477	32,250
Invesco QQQ Trust, Series 1	650	05/17/19	USD	175.00	USD	12,320	12,350
iShares 20+ Year Treasury Bond ETF	1,150	05/17/19	USD	114.00	USD	14,220	2,875
iShares iBoxx $ High Yield Corporate Bond ETF	5,100	05/17/19	USD	85.00	USD	44,339	48,450
iShares iBoxx $ High Yield Corporate Bond ETF	11,387	05/17/19	USD	86.00	USD	98,999	204,966
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,350	05/17/19	USD	113.00	USD	16,095	13,500
iShares Russell 2000 ETF	500	05/17/19	USD	152.00	USD	7,915	25,250
iShares Russell 2000 ETF	1,500	05/17/19	USD	150.00	USD	23,744	52,500
NCR Corp.	500	05/17/19	USD	25.00	USD	1,448	10,000
Netflix, Inc.	250	05/17/19	USD	350.00	USD	9,264	62,125
PG&E Corp.	850	05/17/19	USD	15.00	USD	1,914	5,100
S&P 500 Index	127	05/17/19	USD	2,890.00	USD	37,412	141,605
S&P 500 Index	379	05/17/19	USD	2,900.00	USD	111,647	481,330
S&P 500 Index	577	05/17/19	USD	2,775.00	USD	169,974	199,065
SPDR S&P 500 ETF Trust	500	05/17/19	USD	280.00	USD	14,701	22,250
SPDR S&P 500 ETF Trust	1,500	05/17/19	USD	283.00	USD	44,103	87,750
Sprint Corp.	650	05/17/19	USD	6.00	USD	363	47,450
VanEck Vectors Semiconductor ETF	500	05/17/19	USD	100.00	USD	5,768	3,750
VanEck Vectors Semiconductor ETF	500	05/17/19	USD	105.00	USD	5,768	9,750
U.S. Treasury 10 Year Note	500	05/24/19	USD	121.50	USD	50,000	15,625
Invesco QQQ Trust, Series 1	700	05/31/19	USD	180.00	USD	13,268	57,750
iShares Russell 2000 ETF	500	05/31/19	USD	150.00	USD	7,915	35,000
SPDR S&P 500 ETF Trust	850	05/31/19	USD	285.00	USD	24,992	113,050
VanEck Vectors Semiconductor ETF	500	05/31/19	USD	111.00	USD	5,768	64,500
Casino Guichard-Perrachon SA	2,418	06/21/19	EUR	35.00	EUR	8,826	508,505
EURO STOXX 50 Index	767	06/21/19	EUR	3,400.00	EUR	26,957	373,786
Ford Motor Co.	1,150	06/21/19	USD	8.00	USD	1,202	2,300
iShares iBoxx $ High Yield Corporate Bond ETF	750	06/21/19	USD	86.00	USD	6,521	35,250
iShares iBoxx $ High Yield Corporate Bond ETF	2,000	06/21/19	USD	85.00	USD	17,388	57,000
Netflix, Inc.	150	06/21/19	USD	315.00	USD	5,558	32,925
PG&E Corp.	400	06/21/19	USD	13.00	USD	901	6,600
Realogy Holdings Corp.	500	06/21/19	USD	10.00	USD	651	10,000
SPDR S&P 500 ETF Trust	400	06/21/19	USD	275.00	USD	11,761	54,800
SPDR S&P 500 ETF Trust	1,000	06/21/19	USD	280.00	USD	29,402	184,000
Sprint Corp.	2,500	06/21/19	USD	4.00	USD	1,395	31,250
Teva Pharmaceutical Industries Ltd.	500	06/21/19	USD	13.00	USD	761	12,000
VanEck Vectors Semiconductor ETF	350	06/21/19	USD	95.00	USD	4,038	8,750
Bausch Health Co., Inc.	350	07/19/19	USD	20.00	USD	808	23,450
First Quantum Minerals Ltd.	600	07/19/19	CAD	10.00	CAD	849	8,509
Invesco Senior Loan ETF	6,000	07/19/19	USD	22.00	USD	13,782	45,000
Invesco Senior Loan ETF	6,350	07/19/19	USD	21.00	USD	14,586	47,625
iShares MSCI Europe Financials ETF	500	07/19/19	USD	15.00	USD	980	5,000
iShares MSCI Europe Financials ETF	650	07/19/19	USD	16.00	USD	1,273	6,500
iShares Preferred and Income Securities ETF	500	07/19/19	USD	32.00	USD	1,831	10,000
Walgreens Boots Alliance, Inc.	625	07/19/19	USD	47.50	USD	3,348	40,938
Sprint Corp.	2,500	08/16/19	USD	6.00	USD	1,395	261,250

							3,671,629

							$7,888,173

35

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Price	Notional Amount (000) (a)	Value
Description	Rate/Reference	Frequency	Rate/Reference	Frequency
Put
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	CDX.NA.HY.32.V1	Quarterly	Bank of America NA	05/15/19	USD103.00	USD 15,000	$3,704
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	CDX.NA.HY.31.V3	Quarterly	JPMorgan Chase Bank NA	05/15/19	USD103.50	USD 10,000	2,163
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.31.V1	Quarterly	Bank of America NA	05/15/19	EUR262.50	EUR 24,600	39,373
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.31.V1	Quarterly	Citibank NA	05/15/19	EUR275.00	EUR 49,600	33,731
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.31.V1	Quarterly	Citibank NA	05/15/19	EUR275.00	EUR 29,700	20,198
Bought Protection on 5-Year Credit Default Swap	1.00%	Quarterly	ITRAXX.EUR.31.V1	Quarterly	Deutsche Bank AG	06/19/19	EUR60.00	EUR 110,900	210,980
Bought Protection on 5-Year Credit Default Swap	1.00%	Quarterly	ITRAXX.EUR.31.V1	Quarterly	Goldman Sachs International	06/19/19	EUR62.50	EUR 147,900	215,446
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.31.V1	Quarterly	JPMorgan Chase Bank NA	06/19/19	EUR275.00	EUR 27,100	107,199
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	CDX.NA.HY.32.V1	Quarterly	JPMorgan Chase Bank NA	07/17/19	USD104.50	USD 20,000	72,151

									$704,945

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Intelsat SA	1,000	05/17/19	USD	31.00	USD	1,924	$(15,000)
Walt Disney Co. (The)	1,000	05/17/19	USD	150.00	USD	13,697	(24,500)
Liberty Global plc	6,510	07/19/19	USD	35.00	USD	17,584	(113,925)
							(153,425)
Put
VanEck Vectors Semiconductor ETF	850	05/10/19	USD	109.00	USD	9,806	(19,125)
Caterpillar, Inc.	500	05/17/19	USD	110.00	USD	6,971	(2,000)
Invesco QQQ Trust, Series 1	500	05/17/19	USD	170.00	USD	9,477	(5,000)
Invesco QQQ Trust, Series 1	650	05/17/19	USD	165.00	USD	12,320	(3,575)
iShares iBoxx $ High Yield Corporate Bond ETF	750	05/17/19	USD	82.00	USD	6,521	(3,750)
iShares iBoxx $ High Yield Corporate Bond ETF	850	05/17/19	USD	83.00	USD	7,390	(3,825)
iShares iBoxx $ High Yield Corporate Bond ETF	2,000	05/17/19	USD	81.00	USD	17,388	(5,000)
iShares iBoxx $ High Yield Corporate Bond ETF	7,037	05/17/19	USD	84.00	USD	61,180	(42,222)

36

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
iShares Russell 2000 ETF	500	05/17/19	USD	142.00	USD	7,915	$(5,250)
iShares Russell 2000 ETF	1,500	05/17/19	USD	140.00	USD	23,744	(12,750)
Netflix, Inc.	250	05/17/19	USD	325.00	USD	9,264	(10,750)
S&P 500 Index	93	05/17/19	USD	2,850.00	USD	27,396	(65,100)
S&P 500 Index	198	05/17/19	USD	2,700.00	USD	58,327	(40,095)
S&P 500 Index	286	05/17/19	USD	2,800.00	USD	84,251	(122,980)
S&P 500 Index	379	05/17/19	USD	2,825.00	USD	111,647	(204,660)
SPDR S&P 500 ETF Trust	500	05/17/19	USD	270.00	USD	14,701	(10,750)
SPDR S&P 500 ETF Trust	1,500	05/17/19	USD	263.00	USD	44,103	(21,750)
VanEck Vectors Semiconductor ETF	500	05/17/19	USD	95.00	USD	5,768	(1,750)
VanEck Vectors Semiconductor ETF	500	05/17/19	USD	90.00	USD	5,768	(750)
Invesco QQQ Trust, Series 1	700	05/31/19	USD	170.00	USD	13,268	(18,900)
iShares Russell 2000 ETF	500	05/31/19	USD	140.00	USD	7,915	(10,000)
SPDR S&P 500 ETF Trust	850	05/31/19	USD	275.00	USD	24,992	(54,400)
VanEck Vectors Semiconductor ETF	500	05/31/19	USD	106.00	USD	5,768	(28,250)
EURO STOXX 50 Index	767	06/21/19	EUR	3,300.00	EUR	26,957	(187,538)
SPDR S&P 500 ETF Trust	400	06/21/19	USD	260.00	USD	11,761	(25,400)
SPDR S&P 500 ETF Trust	1,000	06/21/19	USD	255.00	USD	29,402	(50,000)

							(955,570)

							$(1,108,995)

OTC Credit Default Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Credit Rating (a)	Exercise Price	Notional Amount (000) (b)	Value
	Rate/Reference	Frequency	Rate/Reference	Frequency
Put
Sold Protection on 5-Year Credit Default Swap	CDX.NA.HY.32.V1	Quarterly	5.00%	Quarterly	Bank of America NA	05/15/19	NR	USD 99.00	USD 15,000	$(1,202)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.31.V1	Quarterly	5.00%	Quarterly	Bank of America NA	05/15/19	NR	EUR 312.50	EUR 24,600	(4,915)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.31.V1	Quarterly	5.00%	Quarterly	Citibank NA	05/15/19	NR	EUR 325.00	EUR 49,600	(8,644)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.31.V1	Quarterly	5.00%	Quarterly	Citibank NA	05/15/19	NR	EUR 325.00	EUR 29,700	(5,176)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR.31.V1	Quarterly	1.00%	Quarterly	Deutsche Bank AG	06/19/19	NR	EUR 70.00	EUR 110,900	(78,257)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR.31.V1	Quarterly	1.00%	Quarterly	Goldman Sachs International	06/19/19	NR	EUR 75.00	EUR 147,900	(68,907)

										$(167,101)

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.31.V3	5.00%	Quarterly	12/20/23	USD	14,550	$(1,327,239)	$(937,279)	$(389,960)
CDX.NA.IG.31.V1	1.00%	Quarterly	12/20/23	USD	50,000	(1,134,233)	(941,328)	(192,905)

37

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	USD	21,700	$(1,783,031)	$(1,512,923)	$(270,108)
CDX.NA.IG.32.V1	1.00%	Quarterly	06/20/24	USD	118,595	(2,537,775)	(2,409,386)	(128,389)
ITRAXX.EUR.CROSSOVER.31.V1	5.00%	Quarterly	06/20/24	EUR	18,400	(2,554,942)	(2,415,065)	(139,877)

						$(9,337,220)	$(8,215,981)	$(1,121,239)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.FINSUB.30.V1	1.00%	Quarterly	12/20/23	NR	EUR	6,270	$(73,189)	$(439,769)	$366,580

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.89%	Semi-Annual	3 month LIBOR	Quarterly	09/11/19	USD	5,000	$18,594	$—	$18,594
1.99%	Semi-Annual	3 month LIBOR	Quarterly	09/23/19	USD	7,500	23,632	—	23,632
1.78%	Semi-Annual	3 month LIBOR	Quarterly	12/23/19	USD	6,000	8,584	—	8,584
1.44%	Semi-Annual	3 month LIBOR	Quarterly	01/22/20	USD	2,480	11,568	—	11,568
3 month LIBOR	Quarterly	1.44%	Semi-Annual	01/22/20	USD	2,790	(13,042)	—	(13,042)
1.67%	Semi-Annual	3 month LIBOR	Quarterly	02/13/20	USD	1,930	17,577	—	17,577
1.69%	Semi-Annual	3 month LIBOR	Quarterly	02/20/20	USD	4,000	35,204	—	35,204
1.65%	Semi-Annual	3 month LIBOR	Quarterly	04/20/20	USD	4,000	34,888	—	34,888
1.69%	Semi-Annual	3 month LIBOR	Quarterly	05/29/20	USD	6,000	37,099	—	37,099
1.92%	Semi-Annual	3 month LIBOR	Quarterly	06/12/20	USD	4,000	10,866	—	10,866
1.54%	Semi-Annual	3 month LIBOR	Quarterly	11/04/20	USD	9,000	111,122	—	111,122
2.38%	Semi-Annual	3 month LIBOR	Quarterly	09/23/21	USD	1,000	(526)	—	(526)
3.09%	Semi-Annual	3 month LIBOR	Quarterly	11/16/21	USD	6,000	(164,236)	—	(164,236)
1.91%	Semi-Annual	3 month LIBOR	Quarterly	02/13/22	USD	2,080	27,223	—	27,223
1.80%	Semi-Annual	3 month LIBOR	Quarterly	04/02/22	USD	3,000	46,370	—	46,370
1.86%	Semi-Annual	3 month LIBOR	Quarterly	04/20/22	USD	3,000	40,244	—	40,244
3.15%	Semi-Annual	3 month LIBOR	Quarterly	11/16/23	USD	48,000	(2,139,442)	—	(2,139,442)
1.92%	Semi-Annual	3 month LIBOR	Quarterly	01/22/25	USD	4,230	79,494	—	79,494
1.92%	Semi-Annual	3 month LIBOR	Quarterly	01/22/25	USD	920	17,264	—	17,264
2.01%	Semi-Annual	3 month LIBOR	Quarterly	10/23/25	USD	8,200	186,943	—	186,943
2.20%	Semi-Annual	3 month LIBOR	Quarterly	04/20/27	USD	1,500	26,139	—	26,139
2.20%	Semi-Annual	3 month LIBOR	Quarterly	04/20/27	USD	1,200	21,350	—	21,350
2.66%	Semi-Annual	3 month LIBOR	Quarterly	02/28/29	USD	57,720	(787,727)	—	(787,727)
2.66%	Semi-Annual	3 month LIBOR	Quarterly	02/28/29	USD	23,480	(320,525)	(173,451)	(147,074)
2.83%	Semi-Annual	3 month LIBOR	Quarterly	02/28/49	USD	19,795	(418,188)	—	(418,188)

							$(3,089,525)	$(173,451)	(2,916,074)

38

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	12/20/19	EUR	2,000	$8,402	$31,404	$(23,002)
Southwest Airlines Co.	1.00%	Quarterly	Credit Suisse International	12/20/19	USD	10,000	(70,344)	(21,207)	(49,137)
Raytheon Co.	1.00%	Quarterly	Goldman Sachs Bank USA	03/20/20	USD	15,555	(149,338)	(111,487)	(37,851)
Raytheon Co.	1.00%	Quarterly	Goldman Sachs Bank USA	03/20/20	USD	15,485	(148,666)	(110,952)	(37,714)
Boparan Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/20	EUR	900	110,964	56,162	54,802
Boston Scientific Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	15,000	(174,280)	(81,792)	(92,488)
Thomas Cook Group plc	5.00%	Quarterly	Bank of America NA	06/20/20	EUR	4,670	552,980	(241,645)	794,625
Eskom Holdings SOC Ltd.	1.00%	Quarterly	Barclays Bank plc	12/20/20	USD	6,480	260,094	336,062	(75,968)
Frontier Communications Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/20	USD	2,920	500,349	305,862	194,487
Mattel, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	4,870	(31,313)	64,951	(96,264)
Mattel, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	4,870	(31,313)	90,819	(122,132)
Wind Tre SpA	5.00%	Quarterly	Credit Suisse International	12/20/20	EUR	4,000	(335,232)	(218,327)	(116,905)
Wind Tre SpA	5.00%	Quarterly	Credit Suisse International	12/20/20	EUR	1,400	(117,331)	(94,920)	(22,411)
HP, Inc.	1.00%	Quarterly	Goldman Sachs International	06/20/21	USD	5,500	(100,022)	112,268	(212,290)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/21	EUR	2,100	(74,213)	(43,231)	(30,982)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/21	EUR	2,900	(102,484)	(60,702)	(41,782)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Goldman Sachs International	06/20/21	EUR	1,245	(43,998)	(28,371)	(15,627)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Goldman Sachs International	06/20/21	EUR	1,245	(43,998)	(34,192)	(9,806)
Loews Corp.	1.00%	Quarterly	Citibank NA	06/20/21	USD	20,000	(376,092)	(252,373)	(123,719)
Republic of Colombia	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	USD	2,700	(36,594)	61,379	(97,973)
Staples, Inc.	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	USD	4,800	(380,764)	(99,613)	(281,151)
United Mexican States	1.00%	Quarterly	Credit Suisse International	06/20/21	USD	5,000	(56,554)	59,051	(115,605)
Boparan Finance plc	5.00%	Quarterly	Goldman Sachs International	12/20/21	EUR	1,030	290,133	323,641	(33,508)
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/21	USD	2,625	709,113	400,511	308,602
Frontier Communications Corp.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/21	USD	1,750	472,742	262,450	210,292
Wind Tre SpA	5.00%	Quarterly	Citibank NA	12/20/21	EUR	1,000	(113,122)	(64,691)	(48,431)
Wind Tre SpA	5.00%	Quarterly	Credit Suisse International	12/20/21	EUR	450	(50,905)	(36,663)	(14,242)
Rio Tinto Finance USA Ltd.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/22	USD	9,000	(213,848)	(23,377)	(190,471)
Cable & Wireless International Finance BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	2,620	(482,078)	(409,102)	(72,976)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	900	(184,181)	(187,951)	3,770
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	BNP Paribas SA	06/20/23	EUR	1,400	(286,504)	(276,193)	(10,311)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	6,600	(1,350,663)	(1,216,236)	(134,427)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,400	(286,504)	(271,607)	(14,897)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	1,400	(286,504)	(256,342)	(30,162)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	EUR	900	(184,181)	(178,308)	(5,873)
Unitymedia GmbH	5.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	1,160	(256,183)	(234,331)	(21,852)
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,925	(425,132)	(386,679)	(38,453)
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,670	(368,815)	(353,094)	(15,721)
UPC Holding BV	5.00%	Quarterly	Citibank NA	06/20/23	EUR	1,390	(294,135)	(213,834)	(80,301)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,400	(296,252)	(229,673)	(66,579)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	2,300	(486,699)	(347,767)	(138,932)
UPC Holding BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	900	(190,447)	(144,257)	(46,190)
UPC Holding BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	920	(194,680)	(139,837)	(54,843)
BAT International Finance plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	4,061	(59,682)	(2,073)	(57,609)
BAT International Finance plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	2,708	(39,797)	(9,757)	(30,040)
BAT International Finance plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	2,708	(39,797)	(1,389)	(38,408)
Baxter International, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	USD	15,000	(438,096)	(357,772)	(80,324)
Bombardier, Inc.	5.00%	Quarterly	Barclays Bank plc	12/20/23	USD	1,940	(97,744)	86,845	(184,589)
Bombardier, Inc.	5.00%	Quarterly	Barclays Bank plc	12/20/23	USD	1,950	(98,247)	54,064	(152,311)
Bombardier, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,920	(147,119)	140,525	(287,644)
Bombardier, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	1,940	(97,744)	81,615	(179,359)
Bombardier, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,920	(147,119)	75,362	(222,481)
Bombardier, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,920	(147,119)	103,665	(250,784)
Cable & Wireless International Finance BV	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	2,115	(414,715)	(394,917)	(19,798)
Cable & Wireless International Finance BV	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	2,240	(439,146)	(438,789)	(357)

39

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cable & Wireless International Finance BV	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	2,170	$(425,423)	$(425,899)	$476
Caterpillar, Inc.	1.00%	Quarterly	Citibank NA	12/20/23	USD	15,000	(444,475)	(318,640)	(125,835)
Dell, Inc.	1.00%	Quarterly	Citibank NA	12/20/23	USD	4,870	172,451	428,953	(256,502)
Dell, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	USD	1,920	67,989	140,771	(72,782)
General Motors Co.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	USD	20,840	(3,710,063)	(2,810,157)	(899,906)
INEOS Group Holdings SA	5.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	4,450	(614,562)	(316,866)	(297,696)
INEOS Group Holdings SA	5.00%	Quarterly	Citibank NA	12/20/23	EUR	5,140	(709,853)	(345,858)	(363,995)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	5,140	119,164	408,344	(289,180)
Simon Property Group LP	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	9,750	(214,051)	(78,379)	(135,672)
Staples, Inc.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	USD	2,920	13,160	86,992	(73,832)
Sunrise Communications Holdings SA	5.00%	Quarterly	Citibank NA	12/20/23	EUR	2,960	(684,277)	(681,914)	(2,363)
Synlab Unsecured Bondco plc	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	2,560	(438,230)	(455,504)	17,274
UPC Holding BV	5.00%	Quarterly	Citibank NA	12/20/23	EUR	2,090	(482,194)	(309,890)	(172,304)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	1,117	(257,765)	(222,726)	(35,039)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	3,200	(738,288)	(596,205)	(142,083)
Xerox Corp.	1.00%	Quarterly	Bank of America NA	12/20/23	USD	4,875	199,373	322,018	(122,645)
Xerox Corp.	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	7,750	316,951	355,952	(39,001)
Altice France SA	5.00%	Quarterly	Citibank NA	06/20/24	EUR	20	(1,960)	(814)	(1,146)
Altice France SA	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	1,490	(146,024)	(77,635)	(68,389)
ArcelorMittal	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	EUR	4,000	(775,375)	(687,300)	(88,075)
Ardagh Packaging Finance plc	5.00%	Quarterly	Citibank NA	06/20/24	EUR	5,000	(800,637)	(749,772)	(50,865)
Auchan Holding SADIR	1.00%	Quarterly	Barclays Bank plc	06/20/24	EUR	2,440	141,196	141,799	(603)
Auchan Holding SADIR	1.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	2,500	144,669	145,498	(829)
Bombardier, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	3,000	(106,860)	(86,141)	(20,719)
Caterpillar, Inc.	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	12,650	(377,706)	(334,044)	(43,662)
CBS Corp.	1.00%	Quarterly	Citibank NA	06/20/24	USD	10,000	(170,719)	(146,937)	(23,782)
CBS Corp.	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	10,000	(170,719)	(75,192)	(95,527)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	3,000	95,266	124,451	(29,185)
Chesapeake Energy Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	2,950	93,679	123,532	(29,853)
Danske Bank A/S	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	2,500	28,567	55,275	(26,708)
Elis SA	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	1,000	(221,986)	(196,478)	(25,508)
Elis SA	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	2,700	(599,361)	(545,363)	(53,998)
Elis SA	5.00%	Quarterly	Citibank NA	06/20/24	EUR	1,480	(328,538)	(298,868)	(29,670)
Energy Transfer Operating LP	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	15,000	(219,671)	(184,770)	(34,901)
Ford Motor Co.	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	4,900	(756,639)	(540,335)	(216,304)
Freeport-McMoRan, Inc.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	2,950	99,564	93,011	6,553
Freeport-McMoRan, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	7,825	264,098	266,532	(2,434)
Freeport-McMoRan, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	4,000	135,002	118,665	16,337
General Electric Co.	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	7,825	(30,896)	32,906	(63,802)
Hess Corp.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	10,000	(78,871)	183,288	(262,159)
Hess Corp.	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	25,000	(197,178)	330,757	(527,935)
Intesa Sanpaolo SpA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	10,000	888,417	1,238,378	(349,961)
Intrum AB	5.00%	Quarterly	Barclays Bank plc	06/20/24	EUR	1,485	(110,907)	(109,617)	(1,290)
Intrum AB	5.00%	Quarterly	Goldman Sachs International	06/20/24	EUR	741	(55,373)	(47,261)	(8,112)
Intrum AB	5.00%	Quarterly	Goldman Sachs International	06/20/24	EUR	1,733	(129,391)	(113,543)	(15,848)
Intrum AB	5.00%	Quarterly	Goldman Sachs International	06/20/24	EUR	989	(73,831)	(64,530)	(9,301)
ITV plc	5.00%	Quarterly	Goldman Sachs International	06/20/24	EUR	2,500	(566,265)	(502,231)	(64,034)
Kraft Heinz Foods Co.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	1,721	(8,218)	31,626	(39,844)
Kraft Heinz Foods Co.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	344	(1,642)	5,981	(7,623)
Ladbrokes Group Finance plc	1.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	1,488	13,192	48,859	(35,667)
Leonardo SpA	5.00%	Quarterly	Citibank NA	06/20/24	EUR	4,100	(903,823)	(833,404)	(70,419)
Marks & Spencer plc	1.00%	Quarterly	Barclays Bank plc	06/20/24	EUR	16,000	614,146	619,976	(5,830)
Marks & Spencer plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	EUR	4,975	190,961	220,692	(29,731)
Next plc	1.00%	Quarterly	Barclays Bank plc	06/20/24	EUR	20,000	53,305	420,454	(367,149)
OI European Group BV	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	2,200	(431,376)	(395,727)	(35,649)
Peugeot SA	5.00%	Quarterly	Citibank NA	06/20/24	EUR	9,100	(2,019,326)	(1,832,246)	(187,080)
Renault SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	3,911	(19,190)	56,654	(75,844)
Renault SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	4,501	(22,084)	12,893	(34,977)
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	5,140	201,835	200,985	850

40

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland	1.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	10,240	$(43,230)	$57,238	$(100,468)
Standard Chartered plc	1.00%	Quarterly	Citibank NA	06/20/24	EUR	6,300	51,703	141,283	(89,580)
Staples, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	6,225	182,211	192,069	(9,858)
Staples, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	2,000	58,541	35,172	23,369
Staples, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	1,000	29,271	34,550	(5,279)
Staples, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	1,900	55,615	103,344	(47,729)
STMicroelectronics NV	1.00%	Quarterly	Barclays Bank plc	06/20/24	EUR	4,700	(137,308)	(88,665)	(48,643)
TDC A/S	1.00%	Quarterly	Credit Suisse International	06/20/24	EUR	2,483	77,022	44,460	32,562
TDC A/S	1.00%	Quarterly	Credit Suisse International	06/20/24	EUR	2,450	75,987	47,661	28,326
Telia Co. AB	1.00%	Quarterly	Barclays Bank plc	06/20/24	EUR	9,300	(340,296)	(295,241)	(45,055)
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	EUR	13,390	16,099	195,348	(179,249)
TWDC Enterprises 18 Corp.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	6,300	(261,101)	(245,330)	(15,771)
TWDC Enterprises 18 Corp.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	6,300	(261,101)	(250,918)	(10,183)
UniCredit SpA	1.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	2,460	232,614	301,159	(68,545)
UniCredit SpA	1.00%	Quarterly	Citibank NA	06/20/24	EUR	6,770	640,161	894,169	(254,008)
UPC Holding BV	5.00%	Quarterly	Citibank NA	06/20/24	EUR	5,000	(1,247,718)	(1,073,507)	(174,211)
UPC Holding BV	5.00%	Quarterly	Citibank NA	06/20/24	EUR	2,480	(618,869)	(519,135)	(99,734)
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	14,880	(2,990,418)	(2,733,862)	(256,556)
Wind Acquisition Finance SA	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	5,140	(1,164,070)	(1,182,541)	18,471

							$(27,320,566)	$(17,438,565)	$(9,882,001)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	NR	USD	3,750	$63,514	$(34,415)	$97,929
General Motors Co.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/21	BBB	USD	15,000	1,804,918	1,511,321	293,597
Vue International Bidco plc	5.00%	Quarterly	Citibank NA	06/20/22	B-	EUR	2,480	189,223	160,429	28,794
Vue International Bidco plc	5.00%	Quarterly	Citibank NA	06/20/22	B-	EUR	2,480	189,223	156,110	33,113
Advanced Micro Devices, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/23	B+	USD	2,650	467,420	268,771	198,649
Advanced Micro Devices, Inc.	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	B+	USD	2,550	449,782	244,432	205,350
Boparan Finance plc	5.00%	Quarterly	Barclays Bank plc	06/20/23	CCC+	EUR	1,500	(486,888)	(117,611)	(369,277)
Boparan Finance plc	5.00%	Quarterly	Citibank NA	06/20/23	CCC+	EUR	2,400	(779,021)	(153,247)	(625,774)
Boparan Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/23	CCC+	EUR	1,800	(584,265)	(131,464)	(452,801)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB-	EUR	900	(132,703)	(98,005)	(34,698)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB-	EUR	1,538	(226,811)	(130,683)	(96,128)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB-	EUR	1,830	(269,831)	(237,549)	(32,282)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB-	EUR	1,830	(269,827)	(227,481)	(42,346)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB-	EUR	1,383	(203,973)	(169,714)	(34,259)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB-	EUR	1,731	(255,220)	(204,902)	(50,318)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB-	EUR	1,597	(235,454)	(170,507)	(64,947)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB-	EUR	1,400	(206,428)	(173,405)	(33,023)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB-	EUR	1,582	(233,292)	(135,712)	(97,580)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB-	EUR	1,220	(179,888)	(140,505)	(39,383)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB-	EUR	1,733	(255,467)	(205,100)	(50,367)

41

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB-	EUR	1,040	$(153,281)	$(115,189)	$(38,092)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	1,400	(112,952)	(3,439)	(109,513)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	B-	EUR	2,260	(182,338)	(18,181)	(164,157)
Thomas Cook Group plc	5.00%	Quarterly	Barclays Bank plc	06/20/23	B	EUR	100	(23,395)	11,850	(35,245)
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA	06/20/23	B	EUR	1,371	(320,690)	155,609	(476,299)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B	EUR	412	(96,415)	44,352	(140,767)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B	EUR	1,440	(336,888)	161,892	(498,780)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B	EUR	858	(200,742)	97,475	(298,217)
Advanced Micro Devices, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/23	B+	USD	4,475	844,401	679,873	164,528
Advanced Micro Devices, Inc.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	B+	USD	4,475	844,401	701,132	143,269
Altria Group, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	2,523	46,487	29,217	17,270
Altria Group, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	2,523	46,487	22,651	23,836
Altria Group, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	3,785	69,739	33,989	35,750
CMA CGM SA	5.00%	Quarterly	Goldman Sachs International	12/20/23	B-	EUR	1,278	(146,268)	(120,956)	(25,312)
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	B-	EUR	2,434	(278,491)	(163,994)	(114,497)
Ford Motor Credit Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	1,303	200,280	144,503	55,777
Ford Motor Credit Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	3,582	550,576	360,223	190,353
Ford Motor Credit Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	2,607	400,713	306,385	94,328
Ford Motor Credit Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	3,263	501,544	375,755	125,789
Monitchem HoldCo 3 SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	B-	EUR	897	58,474	20,101	38,373
Monitchem HoldCo 3 SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	B-	EUR	1,603	104,417	35,895	68,522
Sprint Communications, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/23	B	USD	2,920	202,066	208,361	(6,295)
Sprint Communications, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/23	B	USD	4,870	337,008	511,933	(174,925)
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA	12/20/23	B	EUR	1,310	(327,840)	(329,381)	1,541
UniCredit SpA	1.00%	Quarterly	BNP Paribas SA	12/20/23	NR	EUR	4,565	(8,800)	(174,363)	165,563
UniCredit SpA	1.00%	Quarterly	Citibank NA	12/20/23	NR	EUR	5,600	(10,796)	(284,876)	274,080
UniCredit SpA	1.00%	Quarterly	HSBC Bank plc	12/20/23	NR	EUR	525	(1,012)	(21,311)	20,299
21st Century Fox America, Inc.	1.00%	Quarterly	BNP Paribas SA	06/20/24	A	USD	6,300	243,086	216,887	26,199
21st Century Fox America, Inc.	1.00%	Quarterly	BNP Paribas SA	06/20/24	A	USD	6,300	243,086	228,810	14,276
Campbell Soup Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BBB-	USD	15,000	136,643	120,567	16,076
Conagra Brands, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/24	BBB-	USD	5,725	71,474	70,490	984
Conagra Brands, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/24	BBB-	USD	3,025	37,766	37,173	593
Conagra Brands, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/24	BBB-	USD	6,250	78,029	68,140	9,889
CVS Health Corp.	1.00%	Quarterly	BNP Paribas SA	06/20/24	BBB	USD	10,500	55,844	74,340	(18,496)
Ford Motor Credit Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BBB	USD	5,000	804,122	705,311	98,811
HCA, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	BB-	USD	2,950	535,450	537,145	(1,695)
HCA, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	BB-	USD	3,000	544,526	522,204	22,322
HCA, Inc.	5.00%	Quarterly	Citibank NA	06/20/24	BB-	USD	4,900	889,392	844,168	45,224
HCA, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/24	BB-	USD	2,000	363,017	342,131	20,886
HCA, Inc.	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BB-	USD	1,750	317,640	294,981	22,659
HCA, Inc.	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BB-	USD	1,250	226,886	207,536	19,350
Kroger Co. (The)	1.00%	Quarterly	Goldman Sachs International	06/20/24	BBB	USD	3,750	34,192	23,011	11,181
Kroger Co. (The)	1.00%	Quarterly	Goldman Sachs International	06/20/24	BBB	USD	11,250	102,577	53,034	49,543
Sprint Communications, Inc.	5.00%	Quarterly	BNP Paribas SA	06/20/24	B	USD	3,000	178,197	176,637	1,560
Sprint Communications, Inc.	5.00%	Quarterly	Citibank NA	06/20/24	B	USD	2,950	175,227	214,044	(38,817)
Sprint Communications, Inc.	5.00%	Quarterly	Citibank NA	06/20/24	B	USD	2,950	175,227	227,521	(52,294)
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/25	B	EUR	4,580	960,093	743,941	216,152
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	12/20/25	B	EUR	150	32,058	24,695	7,363
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/26	B	EUR	12,400	2,698,695	2,588,274	110,421
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/26	B	EUR	2,409	524,369	434,546	89,823

42

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Ziggo Bond Co. BV	5.00%	Quarterly	Citibank NA Morgan Stanley & Co.	12/20/26	B-	EUR	3,400	$673,218	$428,859	$244,359
Tesco plc	1.00%	Quarterly	International plc Morgan Stanley & Co.	12/20/28	BB+	EUR	17,390	(1,270,351)	(1,702,890)	432,539
Tesco plc	1.00%	Quarterly	International plc	12/20/28	BB+	EUR	490	(35,795)	(47,983)	12,188
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/29	B	EUR	4,950	1,249,894	1,238,571	11,323

								$10,896,259	$11,352,412	$(456,153)

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date (a)	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (Amount)/ Reference	Frequency	Rate/Reference	Frequency
Markit iBoxx EUR Liquid High Yield Total Return Index	At Termination	3 month EURIBOR	Quarterly	JPMorgan Chase Bank NA	06/20/19	EUR	43,740	$(1,036,839)	$(14,471)	$(1,022,368)
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 Total Return Index	Semi-Annual	3 month EURIBOR	Quarterly	JPMorgan Chase Bank NA	06/20/19	EUR	7,200	(281,603)	(2,590)	(279,013)

								$(1,318,442)	$(17,061)	$(1,301,381)

(a)	Certain swaps have no stated termination and can be terminated by either party at any time.

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional Amount	Unrealized Appreciation		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America NA	02/15/23	$(25,030,716)	$961,330	(b)	$(23,972,342)	2.9%

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1100 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Euro Interbank Offer Rate:

EUR 1 Week

Intercontinental Exchange LIBOR:

GBP 1 Week

USD 1 Week

(b)	Amount includes $(97,044) of net dividends and financing fees.

43

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America NA, as of April 30, 2019, expiration dates 02/15/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Austria
Erste Group Bank AG	28,545	$1,142,974	(4.8)%

France
BNP Paribas SA	90,792	4,833,137	(20.2)
Credit Agricole SA	107,683	1,478,708	(6.2)
Europcar Mobility Group	265,669	2,215,439	(9.2)

		8,527,284

Germany
Aroundtown SA	130,536	1,060,543	(4.4)
Tele Columbus AG	779,782	1,670,492	(7.0)

		2,731,035

Greece
Eurobank Ergasias SA	1,167,074	977,812	(4.1)
National Bank of Greece SA	199,128	438,098	(1.8)

		1,415,910

Italy
Telecom Italia SpA	8,148,264	4,561,202	(19.0)

Netherlands
Altice Europe NV	764,228	2,425,240	(10.1)

Spain
Banco de Sabadell SA	1,441,882	1,678,832	(7.0)
CaixaBank SA	388,853	1,239,467	(5.2)

		2,918,299

United Kingdom
Liberty Global plc	161,956	4,374,432	(18.2)

United States
Constellium NV	155,943	1,456,508	(6.1)
iShares iBoxx $ High Yield Corporate Bond ETF	55,000	4,781,700	(19.9)

		6,238,208

Total Reference Entity — Long		34,334,584

Reference Entity — Short

France
Casino Guichard Perrachon SA	(56,280)	(2,304,013)	9.6%

	Shares	Value	% of Basket Value

Ghana
Tullow Oil plc	(1,634,879)	$(4,793,665)	20.0%

Spain
Distribuidora Internacional de Alimentacion SA	(1,518,555)	(1,057,694)	4.4

United Kingdom
Barclays plc	(919,042)	(1,972,270)	8.2

United States
Bausch Health Cos., Inc.	(75,000)	(1,731,750)	7.2
Caterpillar, Inc.	(10,000)	(1,394,200)	5.8
Discovery, Inc.	(70,000)	(2,163,000)	9.0
Ford Motor Co.	(125,000)	(1,306,250)	5.5
Invesco Senior Loan ETF	(375,000)	(8,613,750)	35.9
iShares iBoxx $ High Yield Corporate Bond ETF	(145,000)	(12,606,300)	52.6
iShares MSCI Europe Financials ETF	(95,000)	(1,859,150)	7.8
iShares Russell 2000 ETF	(40,000)	(6,331,600)	26.4
NCR Corp.	(10,000)	(289,500)	1.2
Netflix, Inc.	(1,250)	(463,175)	1.9
Simon Property Group, Inc.	(14,600)	(2,536,020)	10.6
SPDR S&P 500 ETF Trust	(10,000)	(2,940,200)	12.3
SPDR S&P Oil & Gas Exploration & Production ETF	(97,975)	(3,032,326)	12.7
Sprint Corp.	(225,000)	(1,255,500)	5.2
VanEck Vectors Semiconductor ETF	(14,250)	(1,656,563)	6.9

		(48,179,284)

Total Reference Entity — Short		(58,306,926)

Net Value of Reference Entity — Bank of America NA		$(23,972,342)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month EURIBOR	Euro Interbank Offered Rate	(0.31%	)
3 month LIBOR	London Interbank Offered Rate	2.58

44

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

Glossary of Terms Used in this Report

Currency

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

USD	United States Dollar

Portfolio Abbreviations

CDX	Credit Default Swap Index

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

PIK	Pay-In-Kind

PJSC	Public Joint Stock Company

SCA	Svenska Celluosa Aktiebolaget

SPDR	Standard & Poor’s Depositary Receipts

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

45

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$192,332,424	$4,514,440	$196,846,864
Common Stocks:
Germany	—	1,027,062	—	1,027,062
Netherlands	—	1,701,852	—	1,701,852
United States	20,139,092	—	317,021	20,456,113
Corporate Bonds:
Australia	—	4,785,874	—	4,785,874
Austria	—	258,529	—	258,529
Bahrain	—	371,875	—	371,875
Belgium	—	23,530,509	—	23,530,509
Brazil	—	3,470,230	—	3,470,230
Canada	—	96,719,256	—	96,719,256
Cayman Islands	—	5,326,000	—	5,326,000
China	—	82,045,015	—	82,045,015
Czech Republic	—	1,117,650	—	1,117,650
Denmark	—	2,784,774	—	2,784,774
Finland	—	185,442	—	185,442
France	—	57,062,812	—	57,062,812
Germany	—	63,298,501	—	63,298,501
Guernsey	—	642,022	—	642,022
Hong Kong	—	14,832,898	—	14,832,898
India	—	5,471,752	—	5,471,752
Indonesia	—	6,199,482	—	6,199,482
Ireland	—	39,199,825	—	39,199,825
Italy	—	75,188,803	—	75,188,803
Jamaica	—	37,913	—	37,913
Japan	—	14,234,279	—	14,234,279

46

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

	Level 1	Level 2	Level 3	Total
Jersey	$—	$1,390,815	$—	$1,390,815
Luxembourg	—	134,302,183	—	134,302,183
Macau	—	924,316	—	924,316
Malaysia	—	835,794	—	835,794
Netherlands	—	74,826,780	—	74,826,780
Philippines	—	625,992	—	625,992
Portugal	—	14,866,807	—	14,866,807
Saint Lucia	—	199,564	—	199,564
Singapore	—	9,210,865	—	9,210,865
South Africa	—	346,534	—	346,534
South Korea	—	4,163,036	—	4,163,036
Spain	—	102,215,273	—	102,215,273
Sweden	—	2,448,233	—	2,448,233
Switzerland	—	48,838,887	—	48,838,887
Turkey	—	10,263,611	—	10,263,611
United Arab Emirates	—	7,259,622	—	7,259,622
United Kingdom	—	192,004,773	—	192,004,773
United States	—	1,274,620,313	35,270,913	1,309,891,226
Vietnam	—	635,983	—	635,983
Zambia	—	35,539,687	—	35,539,687
Floating Rate Loan Interests:
Australia	—	212,685	—	212,685
Bermuda	—	177,616	—	177,616
Canada	—	12,986,675	322,479	13,309,154
Denmark	—	7,277,827	—	7,277,827
France	—	11,705,970	—	11,705,970
Germany	—	12,969,433	—	12,969,433
Ireland	—	6,994,227	—	6,994,227
Luxembourg	—	33,730,560	3,880	33,734,440
Netherlands	—	16,170,765	—	16,170,765
Norway	—	2,216,573	—	2,216,573
Poland	—	6,188,108	—	6,188,108
Puerto Rico	—	350,707	—	350,707
Spain	—	21,974,851	—	21,974,851
Sweden	—	14,355,467	—	14,355,467
Switzerland	—	10,914,461	—	10,914,461
United Kingdom	—	14,138,157	557,902	14,696,059
United States	—	313,987,724	3,561,466	317,549,190
Foreign Agency Obligations (a)	—	17,505,381	—	17,505,381
Foreign Government Obligations (a)	—	47,106,059	—	47,106,059
Non-Agency Mortgage-Backed Securities	—	21,409,895	—	21,409,895
Preferred Securities (a)	—	10,258,902	—	10,258,902
U.S. Treasury Obligations	—	3,705,599	—	3,705,599
Short-Term Securities:
Borrowed Bond Agreements	—	713,143,878	—	713,143,878
Money Market Funds	16,482,948	—	—	16,482,948
Options Purchased:
Credit contracts	—	704,945	—	704,945
Equity contracts	7,724,111	—	—	7,724,111
Foreign currency exchange contracts	—	20,613	—	20,613
Interest rate contracts	164,062	—	—	164,062
Liabilities:
Investments:
Borrowed Bonds	—	(721,250,795)	—	(721,250,795)
Investment Sold Short U.S. Treasury Obligations	—	(1,282,835)	—	(1,282,835)
Unfunded Floating rate Loan Interests (b)	—	—	(230)	(230)

	$44,510,213	$3,185,017,295	$44,547,871	$3,274,075,379

Derivative Financial Instruments (c)
Assets:
Credit contracts	$—	$5,837,807	$—	$5,837,807
Equity contracts	255,949	961,331	—	1,217,280
Foreign currency exchange contracts	—	16,183,474	—	16,183,474
Interest rate contracts	33,814	754,161	—	787,975

47

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Credit Fund

	Level 1	Level 2	Level 3	Total
Liabilities:
Credit contracts	$—	$(17,097,721)	$—	$(17,097,721)
Equity contracts	(1,108,995)	—	—	(1,108,995)
Foreign currency exchange contracts	—	(8,198,221)	—	(8,198,221)
Interest rate contracts	(549,661)	(4,971,616)	—	(5,521,277)

	$(1,368,893)	$(6,530,785)	$—	$(7,899,678)

(a)	See above Schedule of Investments for values in each country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, Reverse Repurchase Agreements of $155,681,932 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening Balance, as of July 31, 2018	$55,460,302	$393,247	$37,353	$85,521,805	$992,755	$—	$142,405,462
Transfers into level 3(a)	—	—	31,113,000	3,702,131	—	—	34,815,131
Transfers out of level 3(b)	(21,410,820)	—	—	(74,926,753)	—	—	(96,337,573)
Accrued discounts/premiums	2,771	—	—	9,930	—	—	12,701
Net realized gain (loss)	(6,343,977)	—	11,547	(462,179)	(26,888)	—	(6,821,497)
Net change in unrealized appreciation (depreciation)(c)	6,038,797	(76,226)	317,942	29,582	476,114	(230)	6,785,979
Purchases	(10,087,533)	—	8,563,000	3,555,014	—	—	2,030,481
Sales	(19,145,100)	—	(4,771,929)	(12,983,803)	(1,441,981)	—	(38,342,813)

Closing Balance, as of April 30, 2019	$4,514,440	$317,021	$35,270,913	$4,445,727	$—	$(230)	$44,547,871

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2019(c)	$(42,665)	$(76,226)	$320,642	$(31,368)	$—	$(230)	$170,153

(a)

As of July 31, 2018, the Fund used observable inputs in determining the value of certain investments. As of April 30, 2019, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of July 31, 2018, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2019, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2019 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

48